                                                              FILE NO. 333-39804


     As filed with the Securities and Exchange Commission on April 24, 2002


================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                              --------------------
                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         PRE-EFFECTIVE AMENDMENT NO. |_|


                       POST-EFFECTIVE AMENDMENT NO. 3 |X|


         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                              AMENDMENT NO. 44 |X|


                              --------------------
                    PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
                           (Exact Name of Registrant)

                              --------------------
                     THE PENN MUTUAL LIFE INSURANCE COMPANY
                               (Name of Depositor)

                              --------------------
                                600 Dresher Road
                           Horsham, Pennsylvania 19044
              (Address of Principal Executive offices of Depositor)
                   Depositor's Telephone Number: 215-956-8000

                              --------------------
                                Richard F. Plush
                                 Vice President
                     The Penn Mutual Life Insurance Company
                                600 Dresher Road
                           Horsham, Pennsylvania 19044

                                      Copy to:
 Michael Berenson                                  C. Ronald Rubley
 Morgan, Lewis & Bockius LLP                       Morgan, Lewis & Bockius LLP
 1111 Pennsylvania Avenue, N.W.                    1701 Market Street
 Washington, DC 20004                              Philadelphia, PA  19103-2921
                                    ----------

 It is proposed that this filing will become effective (check appropriate box):

     ___ immediately upon filing pursuant to paragraph (b) of Rule 485

     _X_ on May 1, 2002 pursuant to paragraph (b) of Rule 485

     ___ 60 days after filing pursuant to paragraph (a) of Rule 485

     ___ on (date) pursuant to paragraph (a) of Rule 485


================================================================================

                              CROSS REFERENCE SHEET

                                                                                LOCATION IN STATEMENT
FORM N-4 ITEM NUMBER                     LOCATION IN PROSPECTUS                 OF ADDITIONAL INFORMATION
--------------------                     ----------------------                 -------------------------
Item 1.       Cover Page                 Cover Page                             N/A

Item 2.       Definitions                Glossary                               N/A

Item 3.       Synopsis or Highlights     Cover Page; Expenses                   N/A


Item 4.       Condensed Financial        Condensed Financial Information;       N/A
              Information                Appendix A


Item 5.       General Description of     The Penn Mutual Life Insurance         N/A
              Registrant, Depositor      Company;
              and Portfolio Companies    The Separate Account

Item 6.       Deductions and Expenses    The Contract - What Charges Do I Pay?  N/A

Item 7.       General Description of     The Contract                           N/A
              Variable Annuity
              Contracts

Item 8.       Annuity Period Options     The Contract - What Types of Annuity   N/A
                                         Payments May I Choose?

Item 9.       Death Benefit              The Contract - What are the Death      N/A
                                         Benefits Under My Contract?

Item 10.      Purchase and Contract      The Contract - How do I Purchase a     N/A
              Value                      Contract?
                                         The Separate Account  - Accumulation
                                         Units

Item 11.      Redemptions                The Contract - May I Withdraw Any of   N/A
                                         My Money?

Item 12.      Taxes                      Federal Income Tax Considerations      N/A

Item 13.      Legal Proceedings          N/A                                    N/A

Item 14.      Table of Contents of the   Statement of Additional Information    N/A
              Statement of Additional    Contents
              Information

Item 15.      Cover Page                 N/A                                    Cover Page

Item 16.      Table of Contents          N/A                                    Cover Page

Item 17.      General Information and    N/A                                    N/A
              History

Item 18.      Services                   N/A                                    Administrative and Recordkeeping
                                                                                Services; Custodian; Independent
                                                                                Auditors

Item 19.      Purchase of Securities     The Contract - How Do I Purchase a     Distribution of Contracts
              Being Offered and          Contract?
              Expenses                   The Contract - May I Transfer Money
                                         Among Investment Options?
                                         The Contract - What Charges Do I Pay?

Item 20.      Underwriters               N/A                                    Distribution of Contracts

Item 21.      Calculation of             N/A                                    Performance Data
              Performance Data

Item 22.      Annuity Payments           N/A                                    Variable Annuity Payments

Item 23.      Financial Statements       N/A                                    Financial Statements

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

PROSPECTUS - MAY 1, 2002
INDIVIDUAL VARIABLE AND FIXED ANNUITY CONTRACT - FLEXIBLE PURCHASE PAYMENTS
--------------------------------------------------------------------------------

OLYMPIA XT

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
THE PENN MUTUAL LIFE INSURANCE COMPANY
PHILADELPHIA, PENNSYLVANIA 19172 TELEPHONE (800) 523-0650
--------------------------------------------------------------------------------
This Prospectus describes an individual variable and fixed annuity contract ("Contract") offered by The Penn Mutual Life Insurance Company ("Penn Mutual" or the "Company"). Please read it carefully and save it for future reference.


The Contract is an agreement between you and Penn Mutual. You agree to make one or more payments to us and we agree to make annuity and other payments to you at a future date. The Contract:

o has a variable component, which means that your Variable Account Value and any variable payout will be based upon investment experience (see variable investment options on next page),
o has a fixed component, which means that your Fixed Account Value and any fixed payout will be based on purchase payments accumulated with interest at a rate of not less than 3%,
o has a purchase payment enhancement feature, which means that each time you make a purchase payment, Penn Mutual will add an additional credit to your Contract Value,
o is tax-deferred, which means that you will not pay taxes until we begin to make annuity payments to you or you take money out, and
o allows you to choose to receive your annuity payments over different periods of time, including over your lifetime.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. IT IS A CRIME FOR ANYONE TO TELL YOU OTHERWISE.


THE CONTRACT IS NOT SUITABLE FOR SHORT-TERM INVESTMENT. YOU MAY PAY A DEFERRED SALES CHARGE OF UP TO 8% ON EARLY WITHDRAWALS. IF YOU WITHDRAW MONEY BEFORE AGE 59 1/2, YOU MAY PAY A 10% ADDITIONAL INCOME TAX. THE CONTRACT IS NOT A BANK DEPOSIT AND IS NOT FEDERALLY INSURED.


CONTRACT EXPENSES ARE HIGHER THAN OTHER ANNUITY CONTRACTS OFFERED BY PENN MUTUAL WITHOUT A PURCHASE PAYMENT ENHANCEMENT FEATURE. THE BENEFIT OF THE PURCHASE PAYMENT ENHANCEMENT MAY BE MORE THAN OFFSET BY THE HIGHER EXPENSES, RELATIVE TO OTHER ANNUITY CONTRACTS WE OFFER, IF WITHDRAWALS ARE MADE IN THE EARLY YEARS OF THE CONTRACT.


YOU MAY RETURN YOUR CONTRACT WITHIN TEN DAYS OF RECEIPT FOR A FULL REFUND OF THE CONTRACT VALUE (OR PURCHASE PAYMENTS, IF REQUIRED BY LAW). LONGER FREE LOOK PERIODS APPLY IN SOME STATES. THE REFUND WILL NOT INCLUDE THE PORTION OF THE CONTRACT VALUE WHICH IS ATTRIBUTABLE TO THE PURCHASE PAYMENT ENHANCEMENT.

You may obtain a Statement of Additional Information from us free of charge by writing The Penn Mutual Life Insurance Company, Customer Service Group, Philadelphia, PA 19172 or visit our web site at www.pennmutual.com. Or, you can call us at (800) 523-0650. The Statement of Additional Information contains more information about the Contract. It is filed with the Securities and Exchange Commission and we incorporate it by reference into this Prospectus. The table of contents of the Statement of Additional Information is at the end of this Prospectus.


The Securities and Exchange Commission maintains a Web site (http://www.sec.gov) that contains this Prospectus, the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the Commission.

Under the variable component of the Contract, you may direct us to invest your payments in one or more of the following Funds through Penn Mutual Variable Annuity Account III (the "Separate Account").


------------------------------------------------------------------ -------------------------------------------------
PENN SERIES FUNDS, INC.                                            MANAGER
         Money Market Fund                                         Independence Capital Management, Inc.
         Limited Maturity Bond Fund                                Independence Capital Management, Inc.
         Quality Bond Fund                                         Independence Capital Management, Inc.
         High Yield Bond Fund                                      T. Rowe Price Associates, Inc.
         Flexibly Managed Fund                                     T. Rowe Price Associates, Inc.
         Growth Equity Fund                                        Independence Capital Management, Inc.
         Large Cap Value Fund                                      Putnam Investment Management, LLC
         Large Cap Growth Fund                                     Franklin Advisers, Inc.
         Index 500 Fund                                            Wells Capital Management Incorporated
         Mid Cap Growth Fund                                       Turner Investment Partners, Inc.
         Mid Cap Value Fund                                        Neuberger Berman Management Inc.
         Strategic Value Fund                                      Lord, Abbett & Co.
         Emerging Growth Fund                                      RS Investment Management, Inc.
         Small Cap Value Fund                                      Royce & Associates, LLC
         International Equity Fund                                 Vontobel Asset Management, Inc.
         REIT Fund                                                 Heitman Real Estate Securities LLC
------------------------------------------------------------------ -------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST                         MANAGER
         Balanced Portfolio                                        Neuberger Berman Management Inc.
------------------------------------------------------------------ -------------------------------------------------
FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND             MANAGER
         Equity-Income Portfolio                                   Fidelity Management & Research Company
         Growth Portfolio                                          Fidelity Management & Research Company
------------------------------------------------------------------ -------------------------------------------------
FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND II          MANAGER
         Asset Manager Portfolio                                   Fidelity Management & Research Company
------------------------------------------------------------------ -------------------------------------------------
VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.               MANAGER
         Emerging Markets Equity (International) Portfolio         Van Kampen
------------------------------------------------------------------ -------------------------------------------------
A PROSPECTUS FOR EACH OF THESE FUNDS ACCOMPANIES THIS PROSPECTUS.

-----------------------------------------------------------------------------------------------------------------
PROSPECTUS CONTENTS

-----------------------------------------------------------------------------------------------------------------
GLOSSARY........................................................................................................5

-----------------------------------------------------------------------------------------------------------------
EXPENSES........................................................................................................6

-----------------------------------------------------------------------------------------------------------------
EXAMPLES OF FEES AND EXPENSES...................................................................................8


-----------------------------------------------------------------------------------------------------------------
CONDENSED FINANCIAL INFORMATION................................................................................10

-----------------------------------------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY.........................................................................10

-----------------------------------------------------------------------------------------------------------------
THE SEPARATE ACCOUNT...........................................................................................10
     Accumulation Units - Valuation............................................................................11
     Voting Instructions.......................................................................................11
     Investment Options in the Separate Account................................................................11
         Penn Series Funds, Inc. ..............................................................................11
         Neuberger Berman Advisers Management Trust............................................................13
         Fidelity Investments' Variable Insurance Products Fund................................................13
         Fidelity Investments' Variable Insurance Products Fund II.............................................13
         Van Kampen's The Universal Institutional Funds, Inc. .................................................13

-----------------------------------------------------------------------------------------------------------------
THE FIXED INTEREST ACCOUNTS ...................................................................................13

-----------------------------------------------------------------------------------------------------------------
THE CONTRACT...................................................................................................14
     How Do I Purchase a Contract?.............................................................................15
     What Are Purchase Payment Enhancements? ..................................................................15
     Do I Always Get to Keep My Purchase Payment Enhancements? ................................................16
     Do Purchase Payment Enhancements Benefit All People? .....................................................16
     What Types of Annuity Payments May I Choose?..............................................................16
         Variable Annuity Payments.............................................................................16
         Fixed Annuity Payments................................................................................17
         Other Information ....................................................................................17
     What Are the Death Benefits Under My Contract?............................................................17
         Enhanced Guaranteed Minimum Death Benefit - Step Up ..................................................17
         Estate Enhancement Death Benefit......................................................................18
         Choosing a Lump Sum or Annuity .......................................................................18
     May I Transfer Money Among Subaccounts and the One Year Fixed Interest Account?...........................19
         Before the Annuity Date...............................................................................19
         After the Annuity Date................................................................................19
         General Rules.........................................................................................19
         Dollar Cost Averaging.................................................................................19
         Automatic Rebalancing.................................................................................20
     May I Withdraw Any of My Money?...........................................................................20
         Systematic Withdrawals................................................................................20
         403(b) Withdrawals....................................................................................20
     Deferment of Payments and Transfers.......................................................................20
     What Charges Do I Pay?....................................................................................21
         Administration Charges................................................................................21
         Mortality and Expense Risk Charge.....................................................................21
         Contingent Deferred Sales Charge......................................................................21
         Free Withdrawals......................................................................................22
         Enhanced Guaranteed Minimum Death Benefit - Step Up (Optional) .......................................23
         Estate Enhancement Death Benefit......................................................................23
         Premium Taxes.........................................................................................23

-----------------------------------------------------------------------------------------------------------------
PERFORMANCE INFORMATION........................................................................................23

-----------------------------------------------------------------------------------------------------------------
MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNTS.............................................................23
     General Information.......................................................................................23
     Loans Under Section 403(b) Contracts......................................................................24

-----------------------------------------------------------------------------------------------------------------
FEDERAL INCOME TAX CONSIDERATIONS..............................................................................24
     Withdrawals and Death Benefits............................................................................24
     Annuity Payments..........................................................................................25
     Early Withdrawals.........................................................................................25
     Transfers.................................................................................................25
     Separate Account Diversification..........................................................................25
     Qualified Plans...........................................................................................25

-----------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS...........................................................................................26

-----------------------------------------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION CONTENTS...................................................................27

-----------------------------------------------------------------------------------------------------------------
APPENDIX A.....................................................................................................28

-----------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GLOSSARY

         ACCUMULATION PERIOD: A period that begins with your first purchase payment and ends on the Annuity Date.

         ACCUMULATION UNIT: A unit of measure used to compute the Variable Account Value under the Contract prior to the Annuity Date.

         ADMINISTRATIVE OFFICE: A reference to our administrative office means The Penn Mutual Life Insurance Company, Administrative Office, 600 Dresher Road, Horsham, Pennsylvania 19044.

         ANNUITANT: The person during whose life annuity payments are made.

         ANNUITY DATE: The date on which annuity payments start.

         ANNUITY PAYOUT PERIOD: The period of time, starting on the Annuity Date, during which we make annuity payments.

         ANNUITY UNIT: A unit of measure used to calculate the amount of each variable annuity payment.

         BENEFICIARY: The person(s) named by the Contract Owner to receive the death benefit payable upon the death of the Contract Owner or Annuitant.

         CONTRACT: The combination variable and fixed annuity contract described in this prospectus.

         CONTRACT OWNER: The person specified in the Contract as the Contract Owner.


         CONTRACT VALUE: The sum of the Variable Account Value and the Fixed Account Value.


         CONTRACT YEAR: Each twelve-month period following the contract date.

         FIXED ACCOUNT VALUE: The value of amounts held under the Contract in the fixed interest accounts.

         SEPARATE ACCOUNT: Penn Mutual Variable Annuity Account III, a separate account of The Penn Mutual Life Insurance Company that is registered as a unit investment trust under the Investment Company Act of 1940.


         SUBACCOUNT: A division of the Separate Account which holds shares of the Funds. In this prospectus, we may use the term subaccount to refer to the Fund in which the subaccount invests.


         VARIABLE ACCOUNT VALUE: The value of amounts held under the Contract in all subaccounts of the Separate Account.

         VALUATION PERIOD: The period from one valuation of Separate Account assets to the next. Valuation is performed on each day the New York Stock Exchange is open for trading.


         WE OR US: A reference to "we" or "us" denotes The Penn Mutual Life Insurance Company, also referred to in this Prospectus as Penn Mutual.

         YOU: A reference to "you" denotes the Contract Owner or prospective Contract Owner.

--------------------------------------------------------------------------------

EXPENSES
CONTRACT OWNER TRANSACTION EXPENSES
Sales Load Imposed on Purchase Payments.................................................................  None
Maximum Contingent Deferred Sales Charge.................................  8% of purchase payments withdrawn(a)
Transfer Fee............................................................................................  None
MAXIMUM ANNUAL CONTRACT ADMINISTRATION CHARGE...........................................................   $40(b)
SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF VARIABLE ACCOUNT VALUE)
Mortality and Expense Risk Charge.......................................................................1.25%
Contract Administration Charge..........................................................................0.15%
                                                                                                        -----
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES (WITHOUT RIDER)..................................................1.40%
CONTRACT RIDER CHARGES (OPTIONAL)
Enhanced Guaranteed Minimum Death Benefit Rider.........................................................0.25%(c)
Estate Enhancement Rider (for Annuitants Age 60 and Under)..............................................0.20%(d)
Estate Enhancement Rider (for Annuitants Age 61 to 70)..................................................0.30%(e)
Estate Enhancement Rider (for Annuitants Age 71 to 80)..................................................0.60%(f)

TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES (WITH RIDER) ....................................................2.25%(g)

(a) The charge decreases to zero after the ninth year. See WHAT CHARGES DO I PAY? in this Prospectus.
(b) You pay $40 or 2% of the Variable Account Value, whichever is less. You do not pay this charge if your Variable Account Value is more than $100,000.
(c) The current annual charge for this rider is 0.20% and may not be increased beyond the maximum of 0.25%.
(d) The current annual charge for this rider is 0.15% and may not be increased beyond the maximum of 0.20%.
(e) The current annual charge for this rider is 0.25% and may not be increased beyond the maximum of 0.30%.
(f) The current annual charge for this rider is 0.55% and may not be increased beyond the maximum of 0.60%.
(g) This is the total of the maximum total Separate Account Annual Expenses that may be charged with all available rides attached. Your total current charges will be between 1.40% and 2.15%, depending on whether you choose optional riders and which rider(s) you choose.


--------------------------------------------------------------------------------
PENN SERIES FUNDS, INC.
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)



                                           MANAGEMENT FEES                                       TOTAL
                                            (AFTER WAIVER,                OTHER                   FUND
                                               IF ANY)                   EXPENSES               EXPENSES
                                           ---------------               --------               --------
Money Market........................            0.19%                     0.31%                  0.50%
Limited Maturity Bond...............            0.30%                     0.44%                  0.74%(1)
Quality Bond........................            0.34%                     0.31%                  0.65%
High Yield Bond.....................            0.51%                     0.36%                  0.87%(2)
Flexibly Managed....................            0.60%                     0.27%                  0.87%
Growth Equity.......................            0.62%                     0.30%                  0.92%
Large Cap Value.....................            0.60%                     0.28%                  0.88%
Large Cap Growth....................            0.55%                     0.36%                  0.91%(3)
Index 500...........................            0.07%                     0.18%                  0.25%(4)
Mid Cap Growth......................            0.70%                     0.30%                  1.00%(5)
Mid Cap Value.......................            0.55%                     0.34%                  0.89%
Strategic Value.....................            0.72%                     0.40%                  1.12%(3)
Emerging Growth.....................            0.73%                     0.31%                  1.04%
Small Cap Value.....................            0.83%                     0.31%                  1.14%(6)
International Equity................            0.85%                     0.40%                  1.25%
REIT................................            0.70%                     0.45%                  1.15%(3)

-----------------
Unless otherwise noted, these expenses are for the fiscal year ended December 31, 2001.

(1) The Fund's investment adviser is legally obliged to waive a portion of its management fee until April 30, 2003. Absent this waiver, total expenses would have been 0.77%. In addition, beginning on May 1, 2002, the Fund's administrator voluntarily undertook to waive certain fees such that the Fund's total expenses will not exceed 0.65% for the remainder of fiscal year 2002. While this voluntary waiver is expected to continue for the foreseeable future, it may be discontinued at any time.
(2) Had fees not been waived by the Fund's investment adviser, total expenses would have been 0.88%.
(3) These expenses are estimates.
(4) Had fees not been waived by the Fund's administrator, total expenses would have been 0.39%. This waiver is voluntary and while it is expected to continue for the foreseeable future, it may be discontinued at any time.
(5) Had fees not been waived by the Fund's administrator, total expenses would have been 1.09%.
(6) Had fees not been waived by the Fund's investment adviser, total expenses would have been 1.16%.


--------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST (A)
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)


                                                                      MANAGEMENT/
                                                                    ADMINISTRATION        OTHER        TOTAL FUND
                                                                         FEES            EXPENSES       EXPENSES
                                                                    --------------       --------       --------
Balanced..........................................................       0.85%             0.14%           0.99%

-------------------
(a) These expenses are for the fiscal year ended December 31, 2001.


--------------------------------------------------------------------------------
FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND (A)
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)

                                                                   MANAGEMENT         OTHER          TOTAL FUND
                                                                       FEE           EXPENSES         EXPENSES
                                                                   ----------        ---------       ----------
Equity-Income..............................................           0.48%               0.10%         0.58%
Growth.....................................................           0.58%               0.10%         0.68%

-----------------

(a) These expenses are for the fiscal year ended December 31, 2001. Some of the brokerage commissions paid by the fund reduced the expenses shown in this table. With these reductions, net total expenses were 0.57% for the Equity-Income Portfolio and 0.65% for the Growth Portfolio.


--------------------------------------------------------------------------------
FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND II (A)
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)

                                                                 MANAGEMENT           OTHER         TOTAL FUND
                                                                    FEE              EXPENSES        EXPENSES
                                                                 ----------          --------       -----------
Asset Manager .............................................        0.53%               0.11%           0.64%

---------------
(a) These expenses are for the fiscal year ended December 31, 2001. Some of the brokerage commissions paid by the ..fund reduced the expenses shown in this table. With these reductions, net total expenses were 0.63%.


--------------------------------------------------------------------------------
VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (A)
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)

                                                                 MANAGEMENT            OTHER        TOTAL FUND
                                                                    FEE               EXPENSES       EXPENSES
                                                                 ----------           --------      ----------
Emerging Markets Equity (International)....................        0.98%               0.77%         1.75%(b)

---------------
(a) These expenses are for the fiscal year ended December 31, 2001.
(b) Had 0.37% in fees as a percentage of portfolio average net assets not been waived by the adviser, total expenses would have been 2.12%. This waiver is voluntary and while it is expected to continue for the foreseeable future, it may be discontinued.

         Please review these tables carefully. They show the expenses that you pay directly and indirectly when you purchase a Contract. Your expenses include Contract expenses and the expenses of the Funds that you select. See the prospectuses of Penn Series Funds, Inc., Neuberger Berman Advisers Management Trust, Fidelity Investments' Variable Insurance Products Fund, Fidelity Investments' Variable Insurance Products Fund II and Van Kampen's The Universal Institutional Funds, Inc. for additional information on Fund expenses.

         You also may pay premium taxes. These tables and the examples that follow do not show the effect of premium taxes. See WHAT CHARGES DO I PAY? in this Prospectus.

--------------------------------------------------------------------------------
EXAMPLES OF FEES AND EXPENSES


         The following examples show the total expenses that you would pay on each $1,000 invested. The examples also assume that fee waivers and expense reductions disclosed in the above fee table continue throughout the periods shown.

         You would pay the following expenses on each $1,000 invested (assuming a 5% annual return) if you surrender your Contract after the number of years shown and your Contract does not include Riders:

                                                                         ONE       THREE       FIVE        TEN
                                                                        YEAR       YEARS      YEARS       YEARS
                                                                        ----       -----      -----       -----
Penn Series Money Market Fund........................................    $93       $140        $169       $230
Penn Series Limited Maturity Bond Fund...............................    $95       $146        $180       $255
Penn Series Quality Bond Fund........................................    $94       $144        $176       $246
Penn Series High Yield Bond Fund.....................................    $96       $150        $187       $268
Penn Series Flexibly Managed Fund....................................    $96       $150        $187       $269
Penn Series Growth Equity Fund.......................................    $97       $152        $189       $274
Penn Series Large Cap Value Fund.....................................    $96       $150        $187       $270
Penn Series Large Cap Growth Fund....................................    $98       $157        $199       $294
Penn Series Index 500 Fund...........................................    $90       $132        $156       $202
Penn Series Mid Cap Growth Fund......................................    $97       $154        $193       $282
Penn Series Mid Cap Value Fund.......................................    $96       $151        $188       $270
Penn Series Strategic Value Fund.....................................    $96       $151        $189       $273
Penn Series Emerging Growth Fund.....................................    $98       $155        $195       $286
Penn Series Small Cap Value Fund.....................................    $99       $158        $199       $296
Penn Series International Equity Fund................................   $100       $161        $205       $307
Penn Series REIT Fund................................................    $99       $158        $200       $297
Neuberger Berman Balanced Portfolio..................................    $97       $154        $193       $281
Fidelity's Equity Income Portfolio...................................    $93       $142        $172       $237
Fidelity's Growth Portfolio..........................................    $94       $144        $176       $246
Fidelity's Asset Manager Portfolio...................................    $94       $143        $175       $244
Van Kampen's Emerging Markets Equity (International) Portfolio.......   $104       $175        $228       $355

         You would pay the following expenses on each $1,000 invested by the end of the year shown (assuming a 5% annual return) if you do not surrender your Contract or if you annuitize your Contract:


                                                                         ONE       THREE       FIVE        TEN
                                                                        YEAR       YEARS       YEARS       YEARS
                                                                        ----       -----       -----       -----
Penn Series Money Market Fund........................................    $20         $62        $107       $230
Penn Series Limited Maturity Bond Fund...............................    $23         $70        $119       $255
Penn Series Quality Bond Fund........................................    $22         $67        $115       $246
Penn Series High Yield Bond Fund.....................................    $24         $74        $126       $268
Penn Series Flexibly Managed Fund....................................    $24         $74        $126       $269
Penn Series Growth Equity Fund.......................................    $25         $75        $129       $274
Penn Series Large Cap Value Fund.....................................    $24         $74        $127       $270
Penn Series Large Cap Growth Fund....................................    $27         $81        $139       $294
Penn Series Index 500 Fund...........................................    $18         $54         $93       $202
Penn Series Mid Cap Growth Fund......................................    $25         $78        $132       $282
Penn Series Mid Cap Value Fund.......................................    $24         $74        $127       $270
Penn Series Strategic Value Fund.....................................    $24         $75        $128       $273
Penn Series Emerging Growth Fund.....................................    $26         $79        $135       $286
Penn Series Small Cap Value Fund.....................................    $27         $82        $140       $296
Penn Series International Equity Fund................................    $28         $85        $145       $307
Penn Series REIT Fund................................................    $27         $81        $139       $294
Neuberger Berman Balanced Portfolio..................................    $25         $77        $132       $281
Fidelity's Equity Income Portfolio...................................    $21         $64        $110       $237
Fidelity's Growth Portfolio..........................................    $22         $67        $115       $246
Fidelity's Asset Manager Portfolio...................................    $21         $66        $114       $244
Van Kampen's Emerging Markets Equity (International) Portfolio.......    $33        $101        $170       $355

         You would pay the following expenses on each $1,000 invested (assuming a 5% annual return), if you surrender your Contract after the number of years shown and your Contract includes Riders with maximum charges:

                                                                         ONE        THREE       FIVE        TEN
                                                                        YEAR        YEARS       YEARS      YEARS
                                                                        ----       ------       -----      -----
Penn Series Money Market Fund........................................   $101        $164        $210       $318
Penn Series Limited Maturity Bond Fund...............................   $103        $170        $221       $340
Penn Series Quality Bond Fund........................................   $102        $168        $217       $332
Penn Series High Yield Bond Fund.....................................   $104        $174        $227       $352
Penn Series Flexibly Managed Fund....................................   $104        $174        $227       $352
Penn Series Growth Equity Fund.......................................   $105        $175        $229       $357
Penn Series Large Cap Value Fund.....................................   $104        $174        $227       $353
Penn Series Large Cap Growth Fund....................................   $106        $181        $238       $375
Penn Series Index 500 Fund...........................................    $98        $157        $198       $292
Penn Series Mid Cap Growth Fund......................................   $105        $177        $232       $364
Penn Series Mid Cap Value Fund.......................................   $104        $174        $227       $354
Penn Series Strategic Value Fund.....................................   $104        $175        $229       $356
Penn Series Emerging Growth Fund.....................................   $106        $178        $234       $368
Penn Series Small Cap Value Fund.....................................   $107        $181        $239       $377
Penn Series International Equity Fund................................   $108        $184        $244       $387
Penn Series REIT Fund................................................   $107        $182        $239       $378
Neuberger Berman Balanced Portfolio..................................   $105        $177        $232       $364
Fidelity's Equity Income Portfolio...................................   $101        $166        $213       $324
Fidelity's Growth Portfolio..........................................   $102        $168        $217       $332
Fidelity's Asset Manager Portfolio...................................   $102        $167        $216       $330
Van Kampen's Emerging Markets Equity (International) Portfolio.......   $112        $198        $266       $430

         You would pay the following expenses on each $1,000 invested by the end of the year shown (assuming a 5% annual return), if you do not surrender or annuitize your Contract and your Contract includes Riders with maximum charges:

                                                                        ONE        THREE       FIVE        TEN
                                                                        YEAR       YEARS       YEARS       YEARS
                                                                        ----       -----       -----       -----
Penn Series Money Market Fund........................................    $29         $89        $151       $318
Penn Series Limited Maturity Bond Fund...............................    $31         $96        $162       $340
Penn Series Quality Bond Fund........................................    $30         $93        $158       $332
Penn Series High Yield Bond Fund.....................................    $33        $100        $169       $352
Penn Series Flexibly Managed Fund....................................    $33        $100        $169       $352
Penn Series Growth Equity Fund.......................................    $33        $101        $172       $357
Penn Series Large Cap Value Fund.....................................    $33        $100        $169       $353
Penn Series Large Cap Growth Fund....................................    $35        $107        $181       $375
Penn Series Index 500 Fund...........................................    $26         $81        $138       $292
Penn Series Mid Cap Growth Fund......................................    $34        $103        $175       $364
Penn Series Mid Cap Value Fund.......................................    $33        $100        $170       $354
Penn Series Strategic Value Fund.....................................    $33        $101        $171       $356
Penn Series Emerging Growth Fund.....................................    $34        $105        $177       $368
Penn Series Small Cap Value Fund.....................................    $35        $108        $182       $377
Penn Series International Equity Fund................................    $36        $111        $187       $387
Penn Series REIT Fund................................................    $36        $108        $183       $378
Neuberger Berman Balanced Portfolio..................................    $34        $103        $175       $364
Fidelity's Equity Income Portfolio...................................    $30         $91        $154       $324
Fidelity's Growth Portfolio..........................................    $30         $93        $158       $332
Fidelity's Asset Manager Portfolio...................................    $30         $92        $157       $330
Van Kampen's Emerging Markets Equity (International) Portfolio.......    $42        $126        $211       $430

     THE FOREGOING IS BASED ON TOTAL FUND EXPENSES SHOWN IN THE FEE TABLE ABOVE AND ARE EXAMPLES ONLY. YOUR EXPENSES MAY BE MORE OR LESS.


--------------------------------------------------------------------------------
CONDENSED FINANCIAL INFORMATION


         Appendix A to this Prospectus contains tables that show Accumulation Unit values and the number of Accumulation Units outstanding for each of the subaccounts of the Separate Account. The financial data included in the tables should be read in conjunction with the financial statements and the related notes that are included in the Statement of Additional Information.


--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY

         Penn Mutual is a Pennsylvania mutual life insurance company chartered in 1847. We are located at 600 Dresher Road, Horsham, PA 19044. Our mailing address is Philadelphia, PA 19172. We issue and are liable for all benefits and payments under the Contract.

--------------------------------------------------------------------------------
THE SEPARATE ACCOUNT


         Penn Mutual established PENN MUTUAL VARIABLE ANNUITY ACCOUNT III (the "Separate Account") on April 13, 1982. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust and is a "separate account" within the meaning of the federal securities laws. The Separate Account is divided into subaccounts that invest in shares of different mutual funds.


         o The income, gains and losses of Penn Mutual do not have any effect on the income, gains or losses of the Separate Account or any subaccount.

         o The Separate Account and its subaccounts are not responsible for the liabilities of any other business of Penn Mutual.

--------------------------------------------------------------------------------
ACCUMULATION UNITS - VALUATION

         Your allocations and transfers to the Separate Account are held as Accumulation Units of the subaccounts that you select. We value Accumulation Units as of the close of regular trading on the New York Stock Exchange (NYSE) (generally, 4:00 p.m. ET). When you invest in, withdraw from or transfer money to a subaccount, you receive the Accumulation Unit Value next computed after we receive and accept your purchase payment or your withdrawal or transfer request at our administrative office. Allocation and transfer instructions received from you or the agent of record (pursuant to your instructions) at our administrative office after the close of regular trading on the NYSE will be valued based on the Accumulation Unit Value computed as of the close of regular trading on the next NYSE business day. In the case of your first purchase payment, you receive the price next computed after we accept your application to purchase a Contract. Any purchase payment enhancements credited to the Contract are allocated to the subaccount and fixed interest accounts in the same proportions as purchase payments are allocated.

         The value of an Accumulation Unit is $10 when a subaccount begins operation. The value of an Accumulation Unit may vary, and is determined by multiplying its last computed value by the net investment factor for the subaccount for the current valuation period. The net investment factor measures
(1) investment performance of fund shares held in the subaccount, (2) any taxes on income or gains from investments held in the subaccount and (3) the mortality and expense risk charge at an annual rate of 1.25% and contract administration charge at an annual rate of 0.15%.

--------------------------------------------------------------------------------
VOTING INSTRUCTIONS

         You have the right to tell us how to vote proxies for the fund shares in which your purchase payments are invested. If the law changes and permits us to vote the fund shares, we may do so.

         If you are a Contract Owner, we determine the number of fund shares that you may vote by dividing your interest in a subaccount by the net asset value per share of the fund. If you are receiving annuity payments, we determine the number of Fund shares that you may vote by dividing the reserve allocated to the subaccount by the net asset value per share of the Fund. We may change these procedures whenever we are required or permitted to do so by law.

--------------------------------------------------------------------------------
INVESTMENT OPTIONS IN THE SEPARATE ACCOUNT

         The Separate Account currently has subaccounts that invest in the following Funds:

PENN SERIES FUNDS, INC.:

         MONEY MARKET FUND - seeks to preserve capital, maintain liquidity and achieve the highest possible level of current income consistent with these objectives, by investing in high quality money market instruments; an investment in the Fund is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

         LIMITED MATURITY BOND FUND - seeks highest available current income consistent with liquidity and low risk to principal through investment primarily in marketable investment grade debt securities; total return is secondary.

         QUALITY BOND FUND - seeks the highest income over the long term consistent with the preservation of principal through investment primarily in marketable investment grade debt securities.

         HIGH YIELD BOND FUND - seeks high current income by investing primarily in a diversified portfolio of long term high-yield/high-risk fixed income securities in the medium to lower quality ranges; capital appreciation is a secondary objective; such securities, which are commonly referred to as "junk" bonds, generally involve greater risks of loss of income and principal than higher rated securities.

         FLEXIBLY MANAGED FUND - seeks to maximize total return (capital appreciation and income) by investing in common stocks, other equity securities, corporate debt securities, and/or short term reserves, in proportions considered appropriate in light of the availability of attractively valued individual securities and current and expected economic and market conditions.

         GROWTH EQUITY FUND - seeks long term growth of capital and increase of future income by investing primarily in common stocks of well established growth companies.

         LARGE CAP VALUE FUND - seeks to maximize total return (capital appreciation and income) primarily by investing in equity securities of companies believed to be undervalued.

         LARGE CAP GROWTH FUND - seeks to achieve long-term growth of capital (capital appreciation) by investing in equity securities of large capitalization growth companies with above-average growth potential.

         INDEX 500 FUND - seeks to match the total return of the S&P 500 while keeping expenses low. The S&P 500 is an index of 500 common stocks, most of which trade on the New York Stock Exchange. "S&P 500 Index" and "500" are trademarks of the McGraw-Hill Companies, Inc. and have been licensed for use by Penn Series Funds, Inc. The Index 500 Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the fund.

         MID CAP GROWTH FUND - seeks to maximize capital appreciation by investing primarily in common stocks of U.S. companies with medium market capitalizations (i.e., between $1 billion and $8 billion) that have strong earnings growth potential.

         MID CAP VALUE FUND - seeks to achieve growth of capital by investing primarily in U.S. companies with medium market capitalizations that are undervalued.

         STRATEGIC VALUE FUND - seeks to achieve growth of capital by investing in equity securities of mid-cap companies with market capitalizations in the approximate range of $500 million to $10 billion. The Fund seeks to invest in well-managed companies whose stock prices are undervalued.

         EMERGING GROWTH FUND - seeks capital appreciation by investing primarily in common stocks of emerging growth companies with above-average growth prospects.

         SMALL CAP VALUE FUND - seeks capital appreciation through investment in a diversified portfolio of securities consisting primarily of equity securities of companies with market capitalizations under $1.5 billion.

         INTERNATIONAL EQUITY FUND - seeks to maximize capital appreciation by investing in a carefully selected diversified portfolio consisting primarily of equity securities. The investments will consist principally of equity securities of European and Pacific Basin countries.

         REIT FUND - seeks to achieve a high total return consistent with reasonable investment risk by investing in equity securities of real estate investment trusts.

         Independence Capital Management, Inc., Horsham, Pennsylvania is investment adviser to each of the Funds and a wholly owned subsidiary of Penn Mutual. Putnam Investment Management, LLC, Boston, Massachusetts, is investment sub-adviser to the Large Cap Value Fund. Franklin Advisers, Inc., San Mateo, California, is investment sub-adviser to the Large Cap Growth Fund. T. Rowe Price Associates, Baltimore, Maryland, is investment sub-adviser to the Flexibly Managed and High Yield Bond Funds. Wells Capital Management Incorporated, San Francisco, California, is investment sub-adviser to the Index 500 Fund. Turner Investment Partners, Inc., Berwyn, Pennsylvania is investment sub-adviser to the Mid Cap Growth Fund. Neuberger Berman Management Inc., New York, New York, is investment sub-adviser to the Mid Cap Value Fund. Lord, Abbett & Co., Jersey City, New Jersey, is investment sub-adviser to the Strategic Value Fund. Royce & Associates, LLC, New York, New York, is investment sub-adviser to the Small Cap Value Fund. Vontobel Asset Management, Inc., New York, New York, is investment sub-adviser to the International Equity Fund. Heitman Real Estate Securities LLC, Chicago, Illinois, is investment sub-adviser to the REIT Fund. RS Investment Management, Inc., San Francisco, California, is investment sub-adviser to the Emerging Growth Fund.

--------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:


         BALANCED PORTFOLIO - seeks long-term capital growth and reasonable current income without undue risk to principal through investment of a portion of its assets in common stock and a portion in debt securities.


         Neuberger Berman Management Inc., New York, New York, is investment adviser to the Balanced Portfolio.

--------------------------------------------------------------------------------
FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND:


         EQUITY-INCOME PORTFOLIO - seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

         GROWTH PORTFOLIO - seeks to achieve capital appreciation. The fund normally purchases common stocks, although its investments are not restricted to any one type of security. Capital appreciation may also be found in other types of securities, including bonds and preferred stocks.


         Fidelity Management & Research Company, Boston, Massachusetts, is investment adviser to the Equity-Income Portfolio and the Growth Portfolio.

--------------------------------------------------------------------------------
FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND II:


         ASSET MANAGER PORTFOLIO - seeks high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term fixed income investments.


         Fidelity Management & Research Company, Boston, Massachusetts, is investment adviser to the Asset Manager Portfolio.

--------------------------------------------------------------------------------

VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:

         EMERGING MARKETS EQUITY (INTERNATIONAL) PORTFOLIO - seeks long term capital appreciation by investing primarily in equity securities of emerging market country issuers. The Portfolio will focus on economies that are developing strongly and in which the markets are becoming more sophisticated.

         Morgan Stanley Investment Management Inc., New York, New York, doing business as Van Kampen, is investment adviser to the Emerging Markets Equity (International) Portfolio.

         SHARES OF PENN SERIES ARE SOLD TO OTHER VARIABLE LIFE AND VARIABLE ANNUITY SEPARATE ACCOUNTS OF PENN MUTUAL AND ITS SUBSIDIARY, THE PENN INSURANCE AND ANNUITY COMPANY. SHARES OF NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST, FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND AND VARIABLE INSURANCE PRODUCTS FUND II AND VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC. ARE OFFERED NOT ONLY TO VARIABLE ANNUITY AND VARIABLE LIFE SEPARATE ACCOUNTS OF PENN MUTUAL, BUT ALSO TO SUCH ACCOUNTS OF OTHER INSURANCE COMPANIES UNAFFILIATED WITH PENN MUTUAL AND, IN THE CASE OF NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST AND VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC., DIRECTLY TO QUALIFIED PENSION AND RETIREMENT PLANS. FOR MORE INFORMATION ON THE POSSIBLE CONFLICTS INVOLVED WHEN THE SEPARATE ACCOUNT INVESTS IN FUNDS OFFERED TO OTHER SEPARATE ACCOUNTS, SEE THE FUND PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION.

READ THE PROSPECTUSES OF THESE FUNDS BEFORE INVESTING.

--------------------------------------------------------------------------------
THE FIXED INTEREST ACCOUNTS


         Interests in the fixed interest accounts, which are part of Penn Mutual's general account, are not registered under the Securities Act of 1933 and the general account is not registered as an investment company under the Investment Company Act of 1940. The general account and any interests held in the general account are not subject to the provisions of these Acts. This Prospectus generally discusses only the variable portion of the Contract. The staff of the Securities and Exchange Commission has not reviewed the disclosure in this Prospectus relating to the fixed interest accounts. Disclosure regarding the fixed interest accounts, however, may be subject to generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in this Prospectus. See MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNTS.

--------------------------------------------------------------------------------
THE CONTRACT

         An individual variable and fixed annuity contract may be an attractive long-term investment vehicle for many people. Our Contract allows you to invest in:


         o the Separate Account, through which you may invest in one or more of the available Funds of Penn Series Funds, Inc., Neuberger Berman Advisers Management Trust, Fidelity Investments' Variable Insurance Products Fund, Fidelity Investments' Variable Insurance Products Fund II and Van Kampen's The Universal Institutional Funds, Inc. See THE SEPARATE ACCOUNT in this Prospectus.

         o one or more fixed interest accounts. The fixed interest accounts are guaranteed and funded by Penn Mutual through its general account. See THE FIXED INTEREST ACCOUNTS and MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNTS in this Prospectus.


         You decide, within Contract limits,

         o how often you make a purchase payment and how much you invest;

         o the Funds and/or fixed interest accounts in which your purchase payments and purchase payment enhancements are invested;

         o whether or not to transfer money among the available Funds and fixed interest accounts;

         o the type of annuity that we pay and who receives it;

         o the Beneficiary or Beneficiaries to whom we pay death benefits; and

         o the amount and frequency of withdrawals from the Contract Value.

         Your Contract has

         o an Accumulation Period, during which you make one or more purchase payments and we invest your purchase payments and any purchase payment enhancement as you tell us; and

         o an Annuity Payout Period, during which we make annuity payments to you. Your Payout Period begins on your Annuity Date.

         We may amend your Contract at any time to comply with legal requirements. State law may require us to obtain your approval for any Contract amendment. We may, with approval of the Securities and Exchange Commission and the governing state insurance department, substitute another mutual fund for any of the Funds currently available.


         The Contract is available to individuals and institutions. The Contract also may be issued as individual retirement annuities under Section 408(b) of the Internal Revenue Code (the "Code") in connection with IRA rollovers and as tax-deferred annuities under Section 403(b) of the Code (often referred to as qualified Contracts).


         You may contact us by writing The Penn Mutual Life Insurance Company, Customer Service Group, Philadelphia, PA 19172. Or, you may call (800) 523-0650.

--------------------------------------------------------------------------------
HOW DO I PURCHASE A CONTRACT?


         Our representative will assist you in completing an application and sending it, together with a check for your first purchase payment, to our administrative office. All subsequent purchase payments should be sent to our administrative office. We usually accept an application to purchase a Contract within two business days after we receive it at our administrative office. If you send us an incomplete application, we will return your purchase payment to you within five business days unless you ask us to keep it while you complete the application.


         The minimum initial purchase payment that we will accept is $25,000 with subsequent purchase payments of $5,000 ($1,000 subsequent purchase payments for qualified Contracts), although we may decide to accept lower amounts. We will accept total purchase payments under your Contract of up to $2 million. You must obtain our prior approval to make total purchase payments in excess of $2 million.


         The principal underwriter of the Contracts is Hornor, Townsend & Kent, Inc. ("HTK"), 600 Dresher Road, Horsham, PA 19044, a wholly-owned subsidiary of Penn Mutual. Total commissions on purchase payments made under the Contract will not exceed 5 1/2%. Total trailer commissions based on a percentage of Contract Value will not exceed 1%.


--------------------------------------------------------------------------------
WHAT ARE PURCHASE PAYMENT ENHANCEMENTS?

         We will credit purchase payment enhancements to your Contract based upon the amounts of your purchase payments and withdrawals (if any).

         When you make a purchase payment, we will determine your purchase payment enhancement by multiplying the amount of the purchase payment by the applicable purchase payment enhancement percentage set forth in the table below. The purchase payment enhancement percentage is based on total purchase payment less total withdrawals. We will credit the purchase payment enhancement to your Contract and allocate the enhancement amount to the subaccounts of the Separate Account and/or the fixed interest accounts, along with your purchase payments, in accordance with your direction.

         If you make more than one purchase payment during the first Contract Year, we will determine if any additional purchase payment enhancements will be credited for the prior purchase payments you have made by taking the difference between (1) the cumulative prior purchase payments made during the Contract Year multiplied by the purchase payment enhancement percentage applied to the current purchase payment, and (2) the prior cumulative purchase payment enhancements credited to the contract during that Contract Year. If the result exceeds zero, the excess will be credited to the contract as a purchase payment enhancement at the same time as the purchase payment is credited.

         The Contract provides no specific charge for providing the purchase payment enhancement. Penn Mutual pays the purchase payment enhancement from its surplus which reflect revenues from multiple sources, including the administrative, mortality and expense risk, and deferred sales charges made under the Contract. The charges are expected to produce a profit or return to Penn Mutual's surplus, in addition to covering the cost of issuing and administering the Contract.

         WE RESERVE THE RIGHT TO DISCONTINUE CREDITING PURCHASE PAYMENT ENHANCEMENTS UNDER THIS CONTRACT IN THE FUTURE, PROVIDED WE GIVE YOU ADVANCE WRITTEN NOTICE.

          TOTAL PURCHASE PAYMENTS LESS WITHDRAWALS          PURCHASE PAYMENT ENHANCEMENT PERCENTAGE
                     Less than $100,000                                        3%
                    $100,000 to $500,000                                       4%
                     More than $500,000                                        5%

         If purchase payment on initial application is equal to $2,000,000 or more, a 6% purchase payment enhancement will be applied to the initial purchase payment only.

--------------------------------------------------------------------------------
DO I ALWAYS GET TO KEEP MY PURCHASE PAYMENT ENHANCEMENTS?

         You won't always get to keep the purchase payment enhancements credited to your Contract. We will take back or "recapture" some or all of the purchase payment enhancements under certain circumstances:

         o If you cancel your Contract during the "Right to Review" period described in your Contract, we will recapture the entire portion of the Contract Value which is attributable to the purchase payment enhancement. Thus, in the event of cancellation, you bear no investment risk with respect to the purchase payment enhancement.

         o If you make a withdrawal from your Contract where a contingent deferred sales charge is applied, we will recapture any purchase payment enhancement credited to your Contract within 12 months of the withdrawal. We will not recapture the purchase payment enhancement when there is a free withdrawal. See FREE WITHDRAWALS in this Prospectus.

--------------------------------------------------------------------------------
DO PURCHASE PAYMENT ENHANCEMENTS BENEFIT ALL PEOPLE?

         No. Penn Mutual issues a variety of individual variable and fixed annuity contracts designed to meet different retirement planning goals. We issue contracts with no purchase payment enhancement, lower mortality and expenses risk charges, lower contingent deferred sales charges and/or shorter contingent deferred sales charge periods. You should consider the following factors when determining which annuity contract is appropriate for you:

         o The length of time that you plan to continue to own your contract.

         o The frequency, amount and timing of withdrawals you plan to make.

         o The amount of purchase payments you plan to make.

         o Whether you might experience an event that results in the loss of some or all of the purchase payment enhancements.

         The purchase payment enhancement feature would be disadvantageous to a purchaser who makes a withdrawal, subject to a contingent deferred sales charge, within 12 months of the crediting of a purchase enhancement. With respect to a withdrawal during the first contract year, the contingent deferred sales charge would be higher than in other contracts we offer. Also, in a declining market, the purchaser would bear the loss on the credit enhancement.

--------------------------------------------------------------------------------
WHAT TYPES OF ANNUITY PAYMENTS MAY I CHOOSE?

         You may choose: (1) an annuity for a set number of years, (2) a life annuity, (3) a life annuity with payments guaranteed for 10 or 20 years, (4) a joint and survivor life annuity or (5) any other form of annuity that we may agree upon. You may choose a variable annuity (except for a set number of years), a fixed annuity, or a combination of both. You may choose a person other than yourself to be the Annuitant. Currently, during the Annuity Payout Period, your variable annuity may not be allocated to more than four subaccounts.

         VARIABLE ANNUITY PAYMENTS. The size of your variable annuity payments will vary depending upon the performance of the investment options that you choose for the Annuity Payout Period. Your payments also will depend on the size of your investment, the type of annuity you choose, the expected length of the annuity period, and the annuity purchase rates and charges in your Contract.

         When you purchase a variable annuity, you will pick an assumed interest rate of 3% or 5%. If the annual net investment return during the annuity payout period is greater than the rate chosen, your annuity payments will increase. If the annual net investment return is less, your payments will decrease. Choosing a higher assumed interest rate would mean a higher first annuity payment but more slowly rising or more rapidly falling subsequent payments. Choosing a lower assumed interest rate would have the opposite effect.

         During the Variable Annuity Payout Period, you (or your Beneficiary in the event of death) may transfer your Annuity Unit Values among four subaccounts of the Separate Account that you choose on the Annuity Date. You may not select other subaccounts after the Annuity Date.

         FIXED ANNUITY PAYMENTS. The size of your fixed annuity payments will not change. The size of these payments is determined by a number of factors, including the size of your investment, the form of annuity chosen, the expected length of the annuity period, and a guaranteed 3% rate of return.

         OTHER INFORMATION.  Unless you tell us otherwise:

         o you will receive a life annuity with payments guaranteed for 10 years (except if your Contract is issued under Section 403(b) of the Code you will receive a joint and survivor annuity).

         o the annuity will be split between fixed and variable in the same proportions as your Contract Value on the Annuity Date, except if your Contract Value is allocated to more than three subaccounts or more than one fixed interest account, the variable portion will be allocated to the Money Market subaccount until you give us new allocation.

         o your annuity payments will begin on the later of (1) the first day of the next month after the Annuitant's 95th birthday or (2) 10 years after the contract date, unless state law requires an earlier Annuity Date. The Annuity Date under the Contract must be on the first day of a month.

         You may change the Annuity Date or your annuity option by giving us written notice at our administrative office at least 30 days prior to the current Annuity Date. If your Contract Value is less than $5,000 ($2,000 for Contracts sold in New York), we may pay you in a lump sum. We usually make annuity payments monthly, starting with the Annuity Date, but we will pay you quarterly, semiannually or annually, if you prefer. If necessary, we will adjust the frequency of your payments so that payments are at least $50 each ($20 for Contracts sold in New York). For information on the treatment of annuity payments, see FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.

-------------------------------------------------------------------------------
WHAT ARE THE DEATH BENEFITS UNDER MY CONTRACT?

         You may designate a Beneficiary in your application. If you fail to designate a Beneficiary, your Beneficiary will be your estate. You may change the Beneficiary at any time before your death or the death of the Annuitant, whichever occurs first.

         If you die before the Annuity Date and you are not the Annuitant, we will pay your Beneficiary the Contract Value as of the date our administrative office receives proof of death and other information required to process the payment. If you are the Annuitant, we will pay your Beneficiary the death benefit described in the next paragraph.

         If the Annuitant dies before the Annuity Date, we will pay a death benefit equal to the sum of the Variable Account death benefit and the fixed interest account death benefit as of the date we receive proof of death and other information required to process the payment. The Variable Account death benefit is the greater of (1) the Variable Account Value; or (2) all purchase payments allocated and transfers made to the Variable Account, less withdrawals, and amounts transferred out. The fixed interest account death benefit is the Fixed Account Value.

         We generally pay the death benefit within seven days after we receive proof of death and all required information.

         OPTIONAL ENHANCED GUARANTEED MINIMUM DEATH BENEFIT - STEP UP. If the Annuitant is 75 years of age or less, you may purchase this death benefit as part of your Contract (other than as part of a Contract sold to certain charitable remainder trusts). This death benefit is paid in place of the Variable Account death benefit, if it is greater, and if the Annuitant dies before the Annuity Date and before age 80. You may purchase this death benefit only at the time you purchase your Contract.

         The enhanced guaranteed minimum death benefit is the highest Variable Account Value on the current or prior contract anniversary dates, adjusted as follows. For this purpose, the Variable Account Value on an anniversary date will be adjusted upward by the amount of any purchase payments allocated and transfers made to the Variable Account after the anniversary date, and before the next anniversary date, and adjusted downward by an amount that is in the same proportion that the Variable Account Value was decreased by transfers, and withdrawals (including any deferred sales charge) after the anniversary date and before the next anniversary date.

         The enhanced guaranteed minimum death benefit will terminate if you withdraw or transfer the full Variable Account Value from your Contract. For information on the cost of the enhanced guaranteed minimum death benefit, see WHAT CHARGES DO I PAY? in this Prospectus.


         OPTIONAL ESTATE ENHANCEMENT DEATH BENEFIT RIDER. You may purchase an estate enhancement death benefit rider with your Contract at the time the Contract is issued. If you purchase the rider and the Annuitant dies before the Annuity Date, we will pay the estate enhancement death benefit to the Beneficiary as of the date we receive due proof of death and other information required to process the payment. The estate enhancement death benefit is in addition to the death benefit described in the preceding section.

         The amount of the estate enhancement death benefit will be a percentage of the sum of the Fixed Account Value, the Variable Account Value and all withdrawals from the Contract, less all purchase payments, subject to a limit as specified in the Contract. The percentage is 40% if the Annuitant is age 60 or less at date of issue of the Contract, 35% if between ages 61 and 70, and 30% if between ages 71 and 80. The limit is $1,000 for every $1,000 of total purchase payments net of withdrawals if the Annuitant is age 60 or less at date of issue of the Contract, $600 for every $1,000 of total purchase payments net of withdrawals if the Annuitant is between ages 61 and 70 at date of issue of the Contract, and $400 for every $1,000 of total purchase payments net of withdrawals if the Annuitant is between ages 71 and 80 at date of issue of the Contract.

Example 1. Assume an individual purchases the Contract with Annuitant age 65 and with the estate enhancement death benefit attached. Assume further that $100,000 of purchase payments and $20,000 of withdrawals have been made, and that when the Annuitant dies the Variable Account Value is $90,000 and the Fixed Account Value is $30,000. The benefit amount would be $14,000, which is 35% of $40,000 (the sum of the Variable Account Annuity ($90,000), the Fixed Account Value ($30,000) and withdrawals ($20,000) less purchase payments ($100,000)). The benefit cap would be $48,000 ($600 for each $1,000 of the total $100,000 purchase payments that were made less the $20,000 of withdrawals). In this example, the estate enhancement death benefit would be $14,000.

Example 2. Assume an individual purchases the Contract with Annuitant age 65 and with the estate enhancement death benefit attached. Assume further that $100,000 of purchase payments and $20,000 of withdrawals have been made, and that when the Annuitant dies the Variable Account Value is $190,000 and the Fixed Account Value is $130,000. The benefit amount would be $84,000, which is 35% of $240,000 (the sum of the Variable Account Value ($190,000), the Fixed Account Value ($130,000) and withdrawals ($20,000) less purchase payments ($100,000)). The benefit cap would be $48,000 ($600 for every $1,000 of the total $100,000 purchase payments that were made less the $20,000 of withdrawals). In this example, the estate enhancement death benefit would be capped at $48,000.

         The estate enhancement death benefit will terminate if you withdraw or transfer the full Variable Account Value from your Contract. For information on the cost of the estate enhancement death benefit, see WHAT CHARGES DO I PAY? in this Prospectus.


         CHOOSING A LUMP SUM OR ANNUITY. Your Beneficiary has one year from your death to choose to receive the death benefit in a lump sum or as an annuity.

         o The Beneficiary has only 60 days to make this election if the death benefit is paid upon death of an Annuitant other than you.

         o If the Beneficiary chooses a lump sum, he or she may ask us to postpone payment of the lump sum for up to five years (until paid out, the death benefit will be allocated to subaccounts of the Separate Account and/or fixed interest accounts as directed by the Beneficiary).

         o If the Beneficiary chooses an annuity, we will begin annuity payments no later than one year from the date of death. Payments will be made over the Beneficiary's life or over a period not longer than the Beneficiary's life expectancy.

         o If an election is not made within one year of the date of death of the Contract Owner or within 60 days of the death of an Annuitant other than you, the death benefit will be paid to the Beneficiary in a lump sum.

         If your Beneficiary is your surviving spouse, he or she may become the Contract Owner rather than receive the death benefit. If there is more than one surviving Beneficiary, they must choose their portion of the death benefit in accordance with the above options. If the Annuitant dies on or after the Annuity Date, the death benefit payable, if any, will be paid in accordance with your choice of annuity.

         For information on the tax treatment of death benefits, see FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.

--------------------------------------------------------------------------------
MAY I TRANSFER MONEY AMONG SUBACCOUNTS AND THE ONE YEAR FIXED INTEREST ACCOUNT?

         BEFORE THE ANNUITY DATE. You may transfer your Contract Value among subaccounts of the Separate Account and the One Year Fixed Interest Account.

         o The minimum amount that may be transferred is $250 or, if less, the amount held in the subaccount or Fixed Interest Account. In the case of partial transfers, the amount remaining in the subaccount or Fixed Interest Account must be at least $250.

         o You may transfer amounts from the One Year Fixed Interest Account only at the end of the interest period or within 25 days thereafter.

         o You may transfer from the Six Month Dollar Cost Averaging Account or the Twelve Month Dollar Cost Averaging Account to a subaccount of the Separate Account as described under Dollar Cost Averaging below.

         o You may not transfer from a subaccount of the Separate Account to the Six Month Dollar Cost Averaging Account or the Twelve Month Dollar Cost Averaging Account.

         AFTER THE ANNUITY DATE. You or the Beneficiary (upon your death or the death of the Annuitant) may transfer amounts among subaccounts of the Separate Account.

         o The minimum amount that may be transferred is $250 or, if less, the amount held in the subaccount. In the case of partial transfers, the amount remaining in the subaccount must be at least $250.

         o Transfers are currently limited to a total of three subaccounts and one fixed interest account selected at the time of annuitization.

         GENERAL RULES. Transfers will be based on values at the end of the valuation period in which the transfer request is received at our administrative office. A transfer request must be received at our administrative office from you or the agent of record (pursuant to your instructions), and all other administrative requirements must be met to make the transfer. We will not be liable for following instructions communicated by telephone that we reasonably believe to be genuine. We require certain personal identifying information to process a request for transfer made over the telephone. For transfers other than dollar cost averaging and automatic rebalancing, we reserve the right to charge a fee, although we have no present intention of doing so. The Contract is not designed for individuals and professional market timing organizations that use programmed and frequent transfers among investment options. We therefore reserve the right to change our telephone transaction policies and procedures at any time to restrict the use of telephone transfers for market timing and to otherwise restrict market timing when we believe it is in the interest of all of our Contract Owners to do so.

         DOLLAR COST AVERAGING. Dollar cost averaging is a way to invest in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over market cycles. You can have a fixed percentage of your account value transferred monthly to one or more subaccounts to achieve dollar cost averaging. These transfers may be made only from one of the following accounts: Money Market Subaccount, Limited Maturity Bond Subaccount, Quality Bond Subaccount, or from either the Six Month Dollar Cost Averaging Account or the Twelve Month Dollar Cost Averaging Account. You may do this for up to 60 months with a maximum of 6 months for the Six Month Dollar Cost Averaging Account or a maximum of 12 months for the Twelve Month Dollar Cost Averaging Account. If you stop the program while in a specific dollar cost averaging account, any money left in the Six Month or Twelve Month Dollar Cost Averaging Account will be transferred into the One Year Fixed Interest Account, unless you specify otherwise.

         AUTOMATIC REBALANCING. Automatic Rebalancing is a way to transfer money from those subaccounts that have increased in value to those subaccounts that have decreased in value. Over time, this may help you to sell high and buy low, although there can be no assurance of this. If you have a Contract Value of at least $10,000 you may elect to have your investments in subaccounts of the Separate Account automatically rebalanced. We will transfer funds under your Contract on a quarterly (calendar) basis among the subaccounts to maintain a specified percentage allocation among your selected variable investment options.

         Dollar cost averaging and automatic rebalancing may not be in effect at the same time and are not available after annuitization. There is no charge for dollar cost averaging or automatic rebalancing.

--------------------------------------------------------------------------------
MAY I WITHDRAW ANY OF MY MONEY?

         Before the Annuity Date and the death of the Contract Owner or Annuitant, you may withdraw all or part of your Contract Value. We base your withdrawal on your Contract Value next determined after we receive a proper written request for withdrawal at our administrative office (and the Contract, in case of a full withdrawal). We normally will pay you within seven days. You may pay tax when you make a withdrawal, including an additional 10% tax under certain circumstances. See FEDERAL INCOME TAX CONSIDERATIONS.

         o The minimum withdrawal is $500. If it is your first withdrawal in a Contract Year, the minimum withdrawal is the Free Withdrawal Amount if less than $500. The Free Withdrawal Amount is equal to 15% of the purchase payments as of the date of the request.


         o You may make a partial withdrawal only if the amount remaining in the Contract is at least $5,000 and the balance remaining in each subaccount or a fixed interest account is at least $250.


         o If you do not tell us otherwise, the withdrawal will be taken pro rata from the variable subaccounts; if the partial withdrawal exhausts your Variable Account Value, then any remaining withdrawal will be taken from a fixed interest account beginning with the fixed interest account with the shortest interest period.

         SYSTEMATIC WITHDRAWALS. If your Contract Value is at least $25,000 and you have not made a Free Withdrawal in the current contract year, you can make systematic withdrawals. These are regular payments that we make to you on a monthly, quarterly, semiannual or annual basis. It is a convenient way for you to withdraw a limited percentage of purchase payments without incurring a contingent deferred sales charge. The total amount that you withdraw in a Contract Year cannot exceed your Free Withdrawal Amount, and the minimum amount of each withdrawal payment is $100. Your payments will begin on the next withdrawal date after we receive your request. See FREE WITHDRAWALS below. For information on the tax treatment of withdrawals, see FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.


         403(B) WITHDRAWALS. There are restrictions on withdrawals from Contracts qualifying under Section 403(b) of the Code. Generally, withdrawals may be made only if the Contract Owner is over the age of 59 1/2, leaves the employment of the employer, dies, or becomes disabled as defined in the Code. Withdrawals (other than withdrawals attributable to income earned on purchase payments) may also be possible in the case of hardship as defined in the Code. The restrictions do not apply to transfers among subaccounts and may also not apply to transfers to other investments qualifying under Section 403(b). For information on the tax treatment of withdrawals under Section 403(b) Contracts, see FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.


--------------------------------------------------------------------------------
DEFERMENT OF PAYMENTS AND TRANSFERS

         We reserve the right to defer a withdrawal, a transfer of Contract Value, or annuity payments funded by the Separate Account if: (a) the New York Stock Exchange is closed (other than customary weekend and holiday closings);
(b) trading on the Exchange is restricted; (c) an emergency exists that makes it impractical for us to dispose of securities held in the Separate Account or to determine the value of its assets; or (d) the Securities and Exchange Commission by order so permits for the protection of investors. Conditions described in (b) and (c) will be decided by, or in accordance with rules of, the Commission.

--------------------------------------------------------------------------------
WHAT CHARGES DO I PAY?

         The following discussion explains the Contract charges that you pay. You also pay expenses of the Funds that you select as investment options in the Separate Account. See the prospectuses of the Funds for information on Fund expenses.

         ADMINISTRATION CHARGES:

         These charges reimburse us for administering the Contract and the Separate Account.

         o We deduct from your Variable Account Value an annual contract administration charge that is the lesser of $40 or 2% of your Variable Account Value. You will not pay this charge if your Variable Account Value is more than $100,000. To pay this charge, we cancel Accumulation Units credited to your Contract, pro rata among the subaccounts in which you invest.

         o We deduct from the net asset value of the Separate Account a daily administration charge that will not exceed an effective annual rate of 0.15%.

         For transfers among investment options other than dollar cost averaging and automatic rebalancing, we reserve the right to charge for making the transfer, although we have no present intention of doing so.

         MORTALITY AND EXPENSE RISK CHARGE:

          We deduct from the net asset value of the Separate Account a daily mortality and expense risk charge that will not exceed an effective annual rate of 1.25%. This charge compensates us for the mortality-related guarantees we make under the Contract (e.g., the death benefit and the guarantee that the annuity factors will never be decreased even if mortality experience is substantially different than originally assumed), and for the risk that our administration charges will be insufficient to cover administration expenses over the life of the Contracts. The mortality and expense risk charge is paid during both the accumulation and variable annuity pay-out phases of the Contract.

         CONTINGENT DEFERRED SALES CHARGE:

          This charge pays for our sales expenses. Sales expenses that are not covered by the deferred sales charge are paid from the surplus of Penn Mutual, which may include proceeds from the mortality and expense risk charge.

         You pay this charge only if you withdraw a purchase payment within nine years of the effective date of payment. This charge does not apply to earnings or purchase payment enhancements. The following table shows the schedule of the contingent deferred sales charge that will be applied to withdrawal of a purchase payment, after allowing for the free withdrawals which are described in the next subsection. Purchase payments will be treated as withdrawn on a first-in, first-out basis. However, for contracts sold to certain charitable remainder trusts, any gains will be treated as withdrawn first before the withdrawal of purchase payments.

               YEAR AFTER PURCHASE PAYMENT
               IN WHICH WITHDRAWAL IS MADE                                                APPLICABLE CHARGE
--------------------------------------------------------------------------------------------------------------------
                  First                                                                           8%
--------------------------------------------------------------------------------------------------------------------
                  Second                                                                          8%
--------------------------------------------------------------------------------------------------------------------
                  Third                                                                           8%
--------------------------------------------------------------------------------------------------------------------
                  Fourth                                                                          8%
--------------------------------------------------------------------------------------------------------------------
                  Fifth                                                                           7%
--------------------------------------------------------------------------------------------------------------------
                  Sixth                                                                           6%
--------------------------------------------------------------------------------------------------------------------
                  Seventh                                                                         5%
--------------------------------------------------------------------------------------------------------------------
                  Eighth                                                                          3%
--------------------------------------------------------------------------------------------------------------------
                  Ninth                                                                           3%
--------------------------------------------------------------------------------------------------------------------
                  Tenth and thereafter                                                            0%
--------------------------------------------------------------------------------------------------------------------

         The contingent deferred sales charge may be reduced on Contracts sold to a trustee, employer or similar party pursuant to a retirement plan or to a group of individuals, if such sales are expected to involve reduced sales expenses. The amount of reduction will depend upon such factors as the size of the group, any prior or existing relationship with the purchaser or group, the total amount of purchase payments and other relevant factors that might tend to reduce expenses incurred in connection with such sales. The reduction will not unfairly discriminate against any Contract Owner.

         FREE WITHDRAWALS:

         NINE YEAR-OLD PURCHASE PAYMENTS. You may withdraw any purchase payment that was made more than nine years before the withdrawal without incurring a contingent deferred sales charge.


         ANNUAL WITHDRAWALS OF 15% OF PURCHASE PAYMENTS. On the last day of the first contract year and once each contract year thereafter, you may withdraw, without incurring a contingent deferred sales charge, up to 15% of total purchase payments as of the date of the request. You may take a free withdrawal on a single sum basis or systematically, but not both. The free withdrawal amount will be applied to purchase payments on a first-in, first-out basis. With respect to any withdrawal in excess of the free withdrawal limit in a contract year, the contingent deferred sales charge schedule set forth above will apply to the remainder of the purchase payments so withdrawn on a first-in, first-out basis. This free withdrawal applies only to the first withdrawal request made in a contract year and the amount is not cumulative from year to year.


         MEDICALLY RELATED WITHDRAWAL. Subject to state law, after the first contract year and before the Annuity Date, you may withdraw, without incurring a contingent deferred sales charge, all or part of your Contract Value (up to a maximum of $5,000) if certain medically related contingencies occur. This free withdrawal is available if you are (1) first confined in a nursing home or hospital while this Contract is in force and remain confined for at least 90 days in a row or (2) first diagnosed as having a fatal illness (an illness expected to result in death within 2 years for 80% of diagnosed cases) while this Contract is in force. The precise terms and conditions of this benefit are set forth in the Contract. It is not available if your age at issue is greater than 75. The medically related contingencies that must be met for free withdrawal vary in some states.

         DISABILITY RELATED WITHDRAWAL. You may withdraw, without incurring a contingent deferred sales charge, part or all of your Contract Value if you (you or the Annuitant for qualified Contracts) become totally disabled as defined in the Contract.

         OTHER WITHDRAWALS. There is no contingent deferred sales charge imposed upon minimum distributions under qualified contracts which are required by the Code.

         ENHANCED GUARANTEED MINIMUM DEATH BENEFIT - STEP UP (OPTIONAL):

         If you purchase this enhanced guaranteed minimum death benefit as part of your Contract, we will deduct a guaranteed minimum death benefit charge from the Variable Account Value. The charge is currently 0.20% of the average annual Variable Account Value, but may be raised to a maximum rate of 0.25% at the discretion of Penn Mutual. The charge will be made on each Contract anniversary and at any time the Variable Account Value is withdrawn or transferred in full. The charge will be deducted by canceling Accumulation Units credited to your Contract, with the charge allocated pro rata among the subaccounts comprising the Variable Account Value.

         ESTATE ENHANCEMENT DEATH BENEFIT RIDER (OPTIONAL):

         For Annuitants who are 60 years of age or less at date of issue, the current charge for the rider is 0.15% of the average Variable Account Value and Fixed Account Value. For Annuitants between the age of 61 and 70, the current charge is 0.25% and for Annuitants between the age of 71 and 80, the current charge is 0.55%. The guaranteed maximum charge that we may make for this rider for issue ages of 60 years or less, issues ages between 61 and 70, and issue ages between 71 and 80 are 0.20%, 0.30% and 0.60%, respectively. The charge will be made on each Contract anniversary and at any time the Variable Account Value is withdrawn or transferred in full. The charge will be deducted by canceling Accumulation Units credited to your Contract, with the charge allocated pro rata among the subaccounts comprising the Variable Account Value.


         PREMIUM TAXES:

         Some states and municipalities impose premium taxes on purchase payments received by insurance companies. Generally, any premium taxes payable will be deducted upon annuitization, although we reserve the right to deduct such taxes when due in jurisdictions that impose such taxes on purchase payments. Currently, state premium taxes on purchase payments range from 0% to 3 1/2%.

--------------------------------------------------------------------------------
PERFORMANCE INFORMATION

         We may advertise total return performance and annual changes in accumulation unit values.

         Information on total return performance will include average annual rates of total return for one, five and ten year periods, or lesser periods depending on how long the underlying Fund has been available through a subaccount of the Separate Account. Average annual total return figures will show the average annual rates of increase or decrease in investments in the subaccounts, assuming a hypothetical $1,000 investment at the beginning of the period, withdrawal of the investment at the end of the period, and the deduction of all applicable fund and Contract charges. We also may show average annual rates of total return, assuming investment on the inception date of the underlying Fund, other amounts invested at the beginning of the period and no withdrawal at the end of the period. Average annual total return figures which assume no withdrawals at the end of the period will reflect all recurring charges, but will not reflect the contingent deferred sales charge (if applicable, the contingent deferred sales charge would reduce the amount that may be withdrawn under the Contracts).

--------------------------------------------------------------------------------
MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNT

GENERAL INFORMATION

         You may allocate or transfer money to our One Year Fixed Interest Account. The interest rate that you earn on money in this account is set at the time you invest and will not vary during the one year period. The rate will never be less than 3%.

         If you participate in our dollar cost averaging program, you may allocate money to either our Six Month Dollar Cost Averaging Account or our Twelve Month Dollar Cost Averaging Account. Amounts may be only allocated to one of the dollar cost averaging accounts. The interest rate that you earn is set at the time that you invest and will not vary during the period you selected. The rate will never be less than 3%. If you stop dollar cost averaging before your money has been in either account for the full six month or twelve month term, your money will be transferred to the One Year Fixed Interest Account unless you specify a different investment option.

         You may transfer money in the One Year Fixed Interest Account to subaccounts of the Separate Account, subject to the fixed interest account provisions of your Contract. If you do not withdraw or reallocate money in the One Year Fixed Interest Account within 25 days after the end of an interest period, we will treat it as a new allocation to the One Year Fixed Interest Account.

--------------------------------------------------------------------------------
LOANS UNDER SECTION 403(B) CONTRACTS

         If your Contract qualifies under Section 403(b) of the Code, and if state law permits, you may be able to borrow against money that you have invested in a fixed interest account. Review your Contract loan endorsement or consult our representative for a complete description of the terms of the loan privilege, including minimum and maximum loan amounts, repayment terms, and restrictions on prepayments.

         When you borrow, an amount equal to your loan will be transferred, as collateral, from your Separate Account subaccounts to an account in our general account called the "Restricted Account." Amounts transferred to the Restricted Account currently earn interest at a rate of 1 1/2 percentage points less than the rate of interest that we charge you on the loan. The lowest possible interest that you could earn on your Restricted Account assets is 2 1/2 percentage points less than the rate charged on the loan. On your Contract Anniversary, the accrued interest in the Restricted Account will be transferred to your Separate Account subaccounts in accordance with your current payment allocation instructions.

         Loan repayments are due quarterly. When you repay part of your loan, we transfer an amount equal to the principal portion of the repayment from the Restricted Account to the Money Market subaccount. You may then transfer amounts from the Money Market subaccount to the other investment options offered under the Contract.

         If you are in default, we will report the default to the Internal Revenue Service as a taxable distribution and, if you are then under age 59 1/2, as a premature distribution that may be subject to a 10% penalty. We will repay the loan by withdrawing the amount in default, plus interest and any applicable contingent deferred sales charge, from your Separate Account subaccounts in accordance with your Loan Request and Agreement. If Section 403(b) prevents us from doing this, your outstanding loan balance will continue to accrue interest and the amount due will be withdrawn when a withdrawal becomes permissible. While a loan balance is outstanding, any withdrawal or death benefit proceeds must first be used to pay the loan.

         Loans are subject to the terms of your Contract, your Section 403(b) plan and the Code, and, in the case of plans subject to the Employee Retirement Income Security Act of 1974, the ERISA regulations on plan loans, all of which may impose restrictions. We reserve the right to suspend, modify or terminate the availability of loans. Where there is a plan fiduciary, it is the responsibility of the fiduciary to ensure that any Contract loans comply with plan qualification requirements, including ERISA.

--------------------------------------------------------------------------------
FEDERAL INCOME TAX CONSIDERATIONS

         The following is a general summary of some federal income tax considerations. It is based on the law in effect on the date of this Prospectus, which may change, and does not address state or local tax laws. For further information, you should consult qualified tax counsel.

         You pay no federal income tax on increases in the value of your Contract until money is distributed to you or your beneficiary as a withdrawal, death benefit or an annuity payment.

         WITHDRAWALS AND DEATH BENEFITS. You may pay tax on a withdrawal, and your beneficiary may pay tax on a death benefit. The taxable portion of these payments generally will be the amount by which the payment exceeds your cost. Thus, you or your Beneficiary generally will have taxable income to the extent that your Contract Value exceeds your purchase payments. Ordinary income tax rates apply. If you designate a Beneficiary who is either your grandchild or more than 37 1/2 years younger than you, you may be subject to the Generation Skipping Transfer Tax under Section 2601 of the Code.

         In the case of a nonqualified Contract and death of an Annuitant who was not the Contract Owner, an election to receive the death benefit in the form of annuity payment must be made within 60 days. If such election is not made, the gain from the Contract will generally be taxed as a lump sum payment, as described in the preceding paragraph.

         ANNUITY PAYMENTS. The taxable portion of an annuity payment generally is determined by a formula that establishes the ratio of the cost basis of the Contract (as adjusted for any refund feature) to the expected return under the Contract. The taxable portion, which is the amount of the annuity payment in excess of the cost basis, is taxed at ordinary income tax rates.

         Subject to certain exceptions, a Contract must be held by or on behalf of a natural person in order to be treated as an annuity contract under federal income tax law and to be accorded the tax treatment described in the preceding paragraphs. If a contract is not treated as an annuity contract for federal income tax purposes, the income on the Contract is treated as ordinary income received or accrued by the Contract Owner during the taxable year.

         EARLY WITHDRAWALS. An additional income tax of 10% may be imposed on the taxable portion of an early withdrawal or distribution unless one of several exceptions apply. Generally, there will be no additional income tax on:

         o early withdrawals that are part of a series of substantially equal periodic payments (not less frequently than annually) made for life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and a Beneficiary;

         o withdrawals made on or after age 59 1/2;

         o on distributions made after death; or

         o withdrawals attributable to total and permanent disability.

         TRANSFERS. You may pay tax if you transfer your Contract to someone else. If the transfer is for less than adequate consideration special rules apply. These rules do not apply to transfers between spouses or to transfers incident to a divorce.

         SEPARATE ACCOUNT DIVERSIFICATION. Section 817(h) of the Code provides that the investments of a separate account underlying a variable annuity contract which is not purchased under a qualified retirement plan or certain other types of plans (or the investments of a mutual fund, the shares of which are owned by the variable annuity separate account) must be "adequately diversified" in order for the Contract to be treated as an annuity contract for tax purposes. The Treasury Department has issued regulations prescribing such diversification requirements. The Separate Account, through each of the available funds of the Penn Series Funds, Inc., Neuberger Berman Advisers Management Trust, Fidelity Investments' Variable Insurance Products Fund, Fidelity Investments' Variable Insurance Products Fund II, and Van Kampen's The Universal Institutional Funds, Inc. intends to comply with those requirements. The requirements are briefly discussed in the accompanying prospectuses for the underlying funds.

         The Treasury Department has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. If a variable contract owner is treated as owner of separate account assets, income and gain from the assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings under Section 817(d) (relating to the definition of a variable contract), it would provide guidance on the extent to which Contract Owners may direct their investments to particular subaccounts without being treated as owners of the underlying shares. No such regulations or revenue rulings have been issued to date. It is possible that when regulations or rulings are issued, the Contracts may need to be modified to comply with them.

         QUALIFIED PLANS. The Contracts may be used in connection with certain retirement plans that qualify for special tax treatment under the Code. The plans include rollover individual retirement annuities qualified under Section 408(b) of the Code (referred to as IRAs) and certain tax deferred annuities qualified under Section 403(b) of the Code. Qualified Contracts have special provisions in order to be treated as qualified under the Code.

         For some types of qualified retirement plans, there may be no cost basis in the Contract. In this case, the total payments received may be taxable. Before purchasing a contract under a qualified retirement plan, the tax law provisions applicable to the particular plan should be considered.

         Distribution must generally commence from individual retirement annuities and from contracts qualified under Section 403(b) no later than the April 1 following the calendar year in which the Contract Owner attains age
70 1/2. Failure to make such required minimum distributions may result in a 50% tax on the amount of the required distribution.


         Generally, under a nonqualified annuity or rollover individual retirement annuity qualified under Section 408(b), unless the Contract Owner elects to the contrary, any amounts that are received under the Contract that Penn Mutual believes are includable in gross income for tax purposes will be subject to mandatory withholding to meet federal income tax obligations. The same treatment will apply to distributions from a Section 403(b) annuity that are payable as an annuity for the life or life expectancy of one or more individuals, or for a period of at least 10 years, or are required minimum distributions. Other distributions from a qualified plan or a Section 403(b) annuity are subject to mandatory withholding, unless an election is made to receive the distribution as a direct rollover to another eligible retirement plan.

         This general summary of federal income tax does not address every issue that may affect you. You should consult qualified tax counsel.

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS

         The financial statements of the Separate Account and the consolidated financial statements of the Company appear in the Statement of Additional Information. The consolidated financial statements of the Company should be considered only as bearing upon the Company's ability to meet its obligations under the Contracts.

--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION CONTENTS

-----------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY PAYMENTS.....................................................................................B-2
         First Variable Annuity Payment.......................................................................B-2
         Subsequent Variable Annuity Payments.................................................................B-2
         Annuity Units........................................................................................B-2
         Value of Annuity Units...............................................................................B-2
         Net Investment Factor................................................................................B-2
         Assumed Interest Rate................................................................................B-3
         Valuation Period.....................................................................................B-3

-----------------------------------------------------------------------------------------------------------------
PERFORMANCE DATA..............................................................................................B-3
         Average Annual Total Return..........................................................................B-3

-----------------------------------------------------------------------------------------------------------------
ADMINISTRATIVE AND RECORDKEEPING SERVICES.....................................................................B-7

-----------------------------------------------------------------------------------------------------------------
DISTRIBUTION OF CONTRACTS.....................................................................................B-7

-----------------------------------------------------------------------------------------------------------------
CUSTODIAN.....................................................................................................B-7

-----------------------------------------------------------------------------------------------------------------
INDEPENDENT AUDITORS..........................................................................................B-7

-----------------------------------------------------------------------------------------------------------------
LEGAL MATTERS.................................................................................................B-7

-----------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS..........................................................................................B-8

-----------------------------------------------------------------------------------------------------------------

                                   APPENDIX A

         This Appendix contains tables that show Accumulation Unit values and the number of Accumulation Units outstanding for each of the subaccounts of the Separate Account. The financial data included in the tables should be read in conjunction with the financial statements and the related notes that are included in the Statement of Additional Information.

--------------------------------------------------------------------------------
PENN SERIES MONEY MARKET FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                     YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------
                                             2001               2000             1999(a)
-----------------------------------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period ..................      $10.884           $10.393            $10.000
Accumulation Unit Value,
end of period ........................      $11.161           $10.884            $10.393
Number of Accumulation Units
outstanding, end of period ...........      648,187           172,667             15,304

--------------------------------
(a) For the period January 16, 1999 (date subaccount was established) through December 31, 1999.

--------------------------------------------------------------------------------
PENN SERIES LIMITED MATURITY BOND FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                      YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------
                                             2001               2000             1999(a)
-----------------------------------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period ..................      $10.635           $10.015            $10.000
Accumulation Unit Value,
end of period ........................      $11.183           $10.635            $10.015
Number of Accumulation Units
outstanding, end of period ...........       89,072            13,396              4,391

--------------------------------
(a) For the period January 16, 1999 (date subaccount was established) through December 31, 1999.

--------------------------------------------------------------------------------
PENN SERIES QUALITY BOND FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                          YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------
                                             2001               2000             1999(a)
-----------------------------------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period ..................      $10.903            $9.872            $10.000
Accumulation Unit Value,
end of period ........................      $11.709           $10.903             $9.872
Number of Accumulation Units
outstanding, end of period ...........      892,054            63,890             28,113

--------------------------------
(a) For the period January 16, 1999 (date subaccount was established) through December 31, 1999.

--------------------------------------------------------------------------------
PENN SERIES HIGH YIELD BOND FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                       YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------
                                             2001               2000             1999(a)
-----------------------------------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period ..................       $9.743           $10.259            $10.000
Accumulation Unit Value,
end of period ........................      $10.273            $9.743            $10.259
Number of Accumulation Units
outstanding, end of period ...........      234,808            36,361             21,145

--------------------------------
(a) For the period January 16, 1999 (date subaccount was established) through December 31, 1999.

--------------------------------------------------------------------------------
PENN SERIES FLEXIBLY MANAGED FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                      YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------
                                             2001               2000             1999(a)
-----------------------------------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period ..................      $12.711           $10.547            $10.000
Accumulation Unit Value,
end of period ........................      $13.824           $12.711            $10.547
Number of Accumulation Units
outstanding, end of period ...........      772,946            62,964             39,752

-------------------------------
(a) For the period January 16, 1999 (date subaccount was established) through December 31, 1999.

--------------------------------------------------------------------------------
PENN SERIES GROWTH EQUITY FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                       YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------
                                             2001               2000             1999(a)
-----------------------------------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period ..................       $9.662           $13.260            $10.000
Accumulation Unit Value,
end of period ........................       $7.114            $9.662            $13.260
Number of Accumulation Units
outstanding, end of period ...........      682,221           122,879             25,504

-------------------------------
(a) For the period January 16, 1999 (date subaccount was established) through December 31, 1999.

--------------------------------------------------------------------------------
PENN SERIES LARGE CAP VALUE  FUND SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period

                                                      YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------
                                             2001               2000             1999(a)
-----------------------------------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period ..................      $10.905            $9.818            $10.000
Accumulation Unit Value,
end of period ........................      $10.496           $10.905             $9.818
Number of Accumulation Units
outstanding, end of period ...........      348,986            37,505             22,230

-------------------------------
(a) For the period January 16, 1999 (date subaccount was established) through December 31, 1999.

--------------------------------------------------------------------------------
PENN SERIES INDEX 500 FUND SUBACCOUNT(a)
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                      YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------
                                             2001               2000             1999(a)
-----------------------------------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period ..................      $10.657           $11.907            $10.000
Accumulation Unit Value,
end of period ........................       $9.249           $10.657            $11.907
Number of Accumulation Units
outstanding, end of period ...........      769,958           136,019             72,842

--------------------------------
(a) For the period January 16, 1999 (date subaccount was established) through December 31, 1999.

--------------------------------------------------------------------------------
PENN SERIES MID CAP GROWTH FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD


                                               YEAR ENDED DECEMBER 31,
--------------------------------------------------------------------------------
                                             2001             2000(a)
--------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period ..................       $8.668           $10.000
Accumulation Unit Value,
end of period ........................       $6.145            $8.668
Number of Accumulation Units
outstanding, end of period ...........      456,042            81,282

-------------------------------
(a) For the period October 23, 2000 (date subaccount was established) through December 31, 2000.

--------------------------------------------------------------------------------
PENN SERIES MID CAP VALUE FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                        YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------
                                             2001               2000             1999(a)
-----------------------------------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period ..................      $12.712           $10.601            $10.000
Accumulation Unit Value,
end of period ........................      $12.138           $12.712            $10.601
Number of Accumulation Units
outstanding, end of period ...........      359,610            19,960             25,519

-------------------------------
(a) For the period January 16, 1999 (date subaccount was established) through December 31, 1999.

--------------------------------------------------------------------------------
PENN SERIES EMERGING GROWTH FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                      YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------
                                             2001               2000             1999(a)
-----------------------------------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period ..................      $19.981           $28.356            $10.000
Accumulation Unit Value,
end of period ........................      $16.582           $19.981            $28.356
Number of Accumulation Units
outstanding, end of period ...........      213,125            72,912             26,453

-------------------------------
(a) For the period January 16, 1999 (date subaccount was established) through December 31, 1999.

--------------------------------------------------------------------------------
PENN SERIES SMALL CAP VALUE FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                      YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------
                                             2001               2000             1999(a)
-----------------------------------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period ..................      $10.930            $9.747            $10.000
Accumulation Unit Value,
end of period ........................      $12.584           $10.930             $9.747
Number of Accumulation Units
outstanding, end of period ...........      258,125            28,569              1,759

-------------------------------
(a) For the period January 16, 1999 (date subaccount was established) through December 31, 1999.

--------------------------------------------------------------------------------
PENN SERIES INTERNATIONAL EQUITY FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                      YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------
                                             2001               2000             1999(a)
-----------------------------------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period ..................      $11.291           $14.079            $10.000
Accumulation Unit Value,
end of period ........................       $8.003           $11.291            $14.079
Number of Accumulation Units
outstanding, end of period ...........      191,787            77,062             45,321

------------------------------
(a) For the period January 16, 1999 (date subaccount was established) through December 31, 1999.

--------------------------------------------------------------------------------
NEUBERGER BERMAN BALANCED PORTFOLIO SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                      YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------
                                             2001               2000             1999(a)
-----------------------------------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period ..................      $12.498           $13.279            $10.000
Accumulation Unit Value,
end of period ........................      $10.678           $12.498            $13.279
Number of Accumulation Units
outstanding, end of period ...........      299,267            60,723              1,560

---------------------------------
(a) For the period January 16, 1999 (date subaccount was established) through December 31, 1999.

--------------------------------------------------------------------------------
FIDELITY INVESTMENTS' EQUITY-INCOME PORTFOLIO SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                     YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------
                                             2001               2000             1999(a)
-----------------------------------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period ..................      $11.255           $10.528            $10.000
Accumulation Unit Value,
end of period ........................      $10.549           $11.255            $10.528
Number of Accumulation Units
outstanding, end of period ...........      382,311            61,224             88,377

--------------------------------
(a) For the period January 16, 1999 (date subaccount was established) through December 31, 1999.

--------------------------------------------------------------------------------
FIDELITY INVESTMENTS' GROWTH PORTFOLIO SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                     YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------
                                             2001               2000             1999(a)
-----------------------------------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period ..................      $11.898           $13.555            $10.000
Accumulation Unit Value,
end of period ........................       $9.662           $11.898            $13.555
Number of Accumulation Units
outstanding, end of period ...........      574,206           138,303             60,951

------------------------------
(a) For the period January 16, 1999 (date subaccount was established) through December 31, 1999.

--------------------------------------------------------------------------------
FIDELITY INVESTMENTS' ASSET MANAGER PORTFOLIO SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                   YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------
                                             2001               2000             1999(a)
-----------------------------------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period ..................      $10.396           $10.975            $10.000
Accumulation Unit Value,
end of period ........................       $9.833           $10.396            $10.975
Number of Accumulation Units
outstanding, end of period ...........       78,299            24,490             14,010

-------------------------------
(a) For the period January 16, 1999 (date subaccount was established) through December 31, 1999.

--------------------------------------------------------------------------------
VAN KAMPEN'S EMERGING MARKETS EQUITY (INTERNATIONAL) PORTFOLIO SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                      YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------
                                             2001               2000             1999(a)
-----------------------------------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period ..................      $11.336           $18.913            $10.000
Accumulation Unit Value,
end of period ........................      $10.453           $11.336            $18.913
Number of Accumulation Units
outstanding, end of period ...........       67,195            14,415                572

-----------------------------------------------
(a) For the period January 16, 1999 (date subaccount was established) through December 31, 1999.

                                     PART B

          INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

STATEMENT OF ADDITIONAL INFORMATION -- MAY 1, 2002
--------------------------------------------------------------------------------

OLYMPIA XT

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
THE PENN MUTUAL LIFE INSURANCE COMPANY
PHILADELPHIA, PENNSYLVANIA 19172 O TELEPHONE (800) 523-0650

INDIVIDUAL VARIABLE AND FIXED ANNUITY CONTRACT
--------------------------------------------------------------------------------
This statement of additional information is not a prospectus. It should be read in conjunction with the current Prospectus dated May 1, 2002 for the individual variable and fixed annuity contract (the "Contract"). The Contract is funded through Penn Mutual Variable Annuity Account III (referred to as the "Separate Account" in the Prospectus and this Statement of Additional Information). To obtain the Prospectus you may write to The Penn Mutual Life Insurance Company ("Penn Mutual" or the "Company"), Customer Service Group, Philadelphia, PA 19172 or visit our web site at www.pennmutual.com or you may call (800) 523-0650. Terms used in this Statement of Additional Information have the same meaning as in the Prospectus.
--------------------------------------------------------------------------------


TABLE OF CONTENTS

-----------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY PAYMENTS.....................................................................................B-2
         First Variable Annuity Payment.......................................................................B-2
         Subsequent Variable Annuity Payments.................................................................B-2
         Annuity Units........................................................................................B-2
         Value of Annuity Units...............................................................................B-2
         Net Investment Factor................................................................................B-2
         Assumed Interest Rate................................................................................B-3
         Valuation Period.....................................................................................B-3

-----------------------------------------------------------------------------------------------------------------
PERFORMANCE DATA..............................................................................................B-3
         Average Annual Total Return..........................................................................B-3


-----------------------------------------------------------------------------------------------------------------
ADMINISTRATIVE AND RECORDKEEPING SERVICES.....................................................................B-7

-----------------------------------------------------------------------------------------------------------------
DISTRIBUTION OF CONTRACTS.....................................................................................B-7

-----------------------------------------------------------------------------------------------------------------
CUSTODIAN.....................................................................................................B-7

-----------------------------------------------------------------------------------------------------------------
INDEPENDENT AUDITORS..........................................................................................B-7

-----------------------------------------------------------------------------------------------------------------
LEGAL MATTERS.................................................................................................B-7

-----------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS..........................................................................................B-8

-----------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
VARIABLE ANNUITY PAYMENTS

--------------------------------------------------------------------------------
FIRST VARIABLE ANNUITY PAYMENT


         When a variable annuity is effected, we will first deduct applicable premium taxes, if any, from the Contract Value. The dollar amount of the first monthly annuity payment will be determined by applying the net Contract Value to the annuity table set forth in the contract for the annuity option chosen. The annuity tables show the amount of the first monthly income payment under each annuity option for each $1,000 of value applied, based on the Annuitant's age at the Annuity Date. The annuity tables are based on the Annuity 2000 Basic Table with interest rates at 3% or 5%.


--------------------------------------------------------------------------------
SUBSEQUENT VARIABLE ANNUITY PAYMENTS

         The dollar amount of subsequent variable annuity payments will vary in accordance with the investment experience of the subaccount(s) of the Separate Account applicable to the annuity. Each subsequent variable annuity payment will equal the number of annuity units credited, multiplied by the value of the annuity unit for the valuation period. Penn Mutual guarantees that the amount of each subsequent annuity payment will not be affected by variations in expense or mortality experience.

--------------------------------------------------------------------------------
ANNUITY UNITS

         For each subaccount selected, the number of annuity units is the amount of the first annuity payment allocated to the subaccount divided by the value of an annuity unit for the subaccount on the Annuity Date. The number of your annuity units will not change as a result of investment experience.

--------------------------------------------------------------------------------
VALUE OF ANNUITY UNITS

         The value of an annuity unit for each subaccount was arbitrarily set at $10 when the subaccount was established. The value may increase or decrease from one valuation period to the next. For a valuation period, the value of an annuity unit for a subaccount is the value of an annuity unit for the subaccount for the last prior valuation period multiplied by the net investment factor for the subaccount for the valuation period. The result is then multiplied by a factor to neutralize an assumed interest rate of 3% or 5%, as applicable, built into the annuity tables.

--------------------------------------------------------------------------------
NET INVESTMENT FACTOR

         For any subaccount, the net investment factor for a valuation period is determined by dividing (a) by (b) and subtracting (c):

WHERE (A) IS:

         The net asset value per share of the mutual fund held in the subaccount, as of the end of the valuation period.

         PLUS
         ----

         The per share amount of any dividend or capital gain distributions by the mutual fund if the "ex-dividend" date occurs in the valuation period.

         PLUS OR MINUS
         -------------

         A per share charge or credit, as we may determine as of the end of the valuation period, for provision for taxes (if applicable).

WHERE (B) IS:

         The net asset value per share of the mutual fund held in the subaccount as of the end of the last prior valuation period.

         PLUS OR MINUS
         -------------

         The per share charge or credit for provision for taxes as of the end of the last prior valuation period (if applicable).

WHERE (C) IS:

         The sum of the mortality and expense risk charge and the daily administration charge. On an annual basis, the sum of such charges equals 1.40% of the daily net asset value of the subaccount.

--------------------------------------------------------------------------------
ASSUMED INTEREST RATE

         Assumed interest rates of 3% or 5% are included in the annuity tables in the contracts. A higher assumption would mean a higher first annuity payment but more slowly rising or more rapidly falling subsequent payments. A lower assumption would have the opposite effect. If the actual net investment rate on an annual basis is equal to the assumed interest rate you have selected, annuity payments will be level.

--------------------------------------------------------------------------------
VALUATION PERIOD

         Valuation period is the period from one valuation of underlying fund assets to the next. Valuation is performed each day the New York Stock Exchange is open for trading.

--------------------------------------------------------------------------------
PERFORMANCE DATA

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN


         The performance data in the following tables include average annual total return of subaccounts of the Separate Account computed in accordance with the standard formula and limitations prescribed by the Securities and Exchange Commission and average annual total return information based upon different hypothetical assumptions. Average annual total return figures reflect any Purchase Payment Enhancement credited.

TABLE 1 AVERAGE ANNUAL TOTAL RETURN ON $1,000 INVESTMENT - ASSUMING WITHDRAWAL OF INVESTMENT AT END OF PERIOD


                                                                 AVERAGE ANNUAL TOTAL RETURN
                                                   ----------------------------------------------------------
                                                                  ONE        FIVE         TEN         FROM
                                                                  YEAR       YEARS       YEARS      INCEPTION
                                                   INCEPTION     ENDED       ENDED       ENDED       THROUGH
FUND (MANAGER)                                       DATE*      12/31/01   12/31/01    12/31/01     12/31/01
--------------                                       -----      --------   --------    --------     --------
Quality Bond (a).................................   3/17/87       2.87%      5.56%       5.79%        6.55%
     (Independence Capital)
Limited Maturity Bond (a)........................    5/1/00       0.72%       n/a         n/a         3.99%
     (Independence Capital)
High Yield Bond (a)..............................    8/6/84       0.99%      3.30%       6.68%        7.52%
     (T. Rowe Price)
Flexibly Managed (a).............................   7/31/84       4.18%      9.89%      11.12%       13.09%
     (T. Rowe Price)
Growth Equity (a)................................    6/1/83     -29.55%      3.75%       6.60%        9.63%
     (Independence Capital)
Index 500 (a)....................................    5/1/00     -16.90%       n/a         n/a       -16.26%
     (Wells)
Mid Cap Growth (a)...............................    5/1/00     -32.18%       n/a         n/a       -27.41%
     (Turner)
Mid Cap Value (a)................................    5/1/00      -8.56%       n/a         n/a         6.87%
     (Neuberger Berman)
Large Cap Value (a)..............................   3/17/87      -7.83%      6.18%      10.86%       10.24%
     (Putnam)
Emerging Growth (a)..............................    5/1/97     -20.55%       n/a         n/a        25.85%
     (RS Investment Management)
Small Cap Value (a)..............................    5/1/95      10.29%      5.74%        n/a         8.80%
     (Royce)
International Equity (a).........................   11/1/92     -32.18%      0.20%        n/a         6.32%
     (Vontobel)
Balanced (b).....................................    5/3/93     -18.21%      6.00%        n/a         6.96%
     (Neuberger Berman)
Equity-Income (c)................................    5/1/95     -10.25%      7.22%        n/a        10.47%
     (Fidelity Investments)
Growth (c).......................................    5/1/95     -22.27%      9.45%        n/a        12.63%
     (Fidelity Investments)
Asset Manager (d)................................    5/1/95      -9.43%      5.13%        n/a         7.58%
     (Fidelity Investments)
Emerging Markets Equity (International) (e)......    5/1/97     -11.70%       n/a         n/a        -7.83%
     (Morgan Stanley)

-----------------------------
 * Date the underlying fund was first offered through a subaccount of the Separate Account.
(a)  Penn Series Funds, Inc.
(b)  Neuberger Berman Advisers Management Trust
(c)  Variable Insurance Products Fund
(d)  Variable Insurance Products Fund II
(e)  Van Kampen's The Universal Institutional Funds, Inc.

TABLE 2 NON-STANDARD AVERAGE ANNUAL TOTAL RETURN ON $1,000 INVESTMENT - ASSUMING WITHDRAWAL OF INVESTMENT AT END OF PERIOD AND INVESTMENT ON INCEPTION DATE OF THE UNDERLYING FUND

                                                          NON-STANDARD AVERAGE ANNUAL TOTAL RETURN
                                                   ----------------------------------------------------------
                                                                  ONE        FIVE         TEN         FROM
                                                                  YEAR       YEARS       YEARS      INCEPTION
                                                   INCEPTION     ENDED       ENDED       ENDED       THROUGH
FUND (MANAGER)                                       DATE*      12/31/01   12/31/01    12/31/01     12/31/01
--------------                                       -----      --------   --------    --------     --------
Quality Bond (a).................................   3/17/87       2.87%      5.56%       6.07%        6.55%
     (Independence Capital)
Limited Maturity Bond (a).......................     5/1/00       0.72%       n/a         n/a         3.99%
     (Independence Capital)
High Yield Bond (a)..............................    8/6/84       0.99%      3.30%       6.95%        7.52%
     (T. Rowe Price)
Flexibly Managed (a).............................   7/31/84       4.18%      9.89%      11.41%       13.09%
     (T. Rowe Price)
Growth Equity (a)................................    6/1/83     -29.55%      3.75%       6.87%        9.63%
     (Independence Capital)
Large Cap Value (a)..............................   3/17/87      -7.83%      6.18%      11.15%       10.24%
     (Putnam)
Index 500 (a)....................................    5/1/00     -16.90%       n/a         n/a       -16.26%
     (Wells)
Mid Cap Growth (a)...............................    5/1/00     -32.18%       n/a         n/a       -27.41%
     (Turner)
Mid Cap Value (a)................................    5/1/00      -8.56%       n/a         n/a         6.87%
     (Neuberger Berman)
Emerging Growth (a)..............................    5/1/97     -20.55%       n/a         n/a        25.85%
     (RS Investment Management)
Small Cap Value (a)..............................    3/1/95      10.29%      5.74%        n/a         8.55%
     (Royce)
International Equity (a).........................   11/1/92     -32.18%      0.20%        n/a         6.32%
     (Vontobel)
Balanced (b).....................................   2/28/89     -18.21%      6.00%       6.74%        7.99%
     (Neuberger Berman)
Equity-Income (c)................................   10/9/86     -10.25%      7.22%      12.23%       10.62%
     (Fidelity Investments)
Growth (c).......................................   10/9/86     -22.27%      9.45%      12.01%       12.29%
     (Fidelity Investments)
Asset Manager (d)................................    9/6/89      -9.43%      5.13%       7.90%        8.47%
     (Fidelity Investments)
Emerging Markets Equity (International) (e)......   10/1/96     -11.70%     -5.31%        n/a        -5.57%
     (Morgan Stanley)

----------------------------
 *   Date the underlying fund was first established.
(a)  Penn Series Funds, Inc.
(b)  Neuberger Berman Advisers Management Trust
(c)  Variable Insurance Products Fund
(d)  Variable Insurance Products Fund II
(e)  Van Kampen's The Universal Institutional Funds, Inc.

TABLE 3 NON-STANDARD AVERAGE ANNUAL TOTAL RETURN ON $10,000 INVESTMENT - ASSUMING WITHDRAWAL OF INVESTMENT AT END OF PERIOD

                                                             NON-STANDARD AVERAGE ANNUAL TOTAL RETURN
                                                   ----------------------------------------------------------
                                                                  ONE        FIVE         TEN         FROM
                                                                  YEAR       YEARS       YEARS      INCEPTION
                                                   INCEPTION     ENDED       ENDED       ENDED       THROUGH
FUND (MANAGER)                                       DATE*      12/31/01   12/31/01    12/31/01     12/31/01
--------------                                       -----      --------   --------    --------     --------
Quality Bond (a).................................   3/17/87       3.07%      5.74%       6.22%        6.69%
     (Independence Capital)
Limited Maturity Bond (a).......................     5/1/00       0.92%       n/a         n/a         4.22%
     (Independence Capital)
High Yield Bond (a)..............................    8/6/84       1.19%      3.47%       7.09%        7.63%
     (T. Rowe Price)
Flexibly Managed (a).............................   7/31/84       4.38%     10.05%      11.53%       13.17%
     (T. Rowe Price)
Growth Equity (a)................................    6/1/83     -29.35%      3.88%       7.00%        9.71%
     (Independence Capital)
Large Cap Value (a)..............................   3/17/87      -7.63%      6.34%      11.26%       10.35%
     (Putnam)
Index 500 (a)....................................    5/1/00     -16.70%       n/a         n/a       -16.01%
     (Wells)
Mid Cap Growth (a)...............................    5/1/00     -31.98%       n/a         n/a       -27.15%
     (Turner)
Mid Cap Value (a)................................    5/1/00      -8.36%       n/a         n/a         7.09%
     (Neuberger Berman)
Emerging Growth (a)..............................    5/1/97     -20.35%       n/a         n/a        25.94%
     (RS Investment Management)
Small Cap Value (a)..............................    3/1/95      10.49%      5.92%        n/a         8.70%
     (Royce)
International Equity (a).........................   11/1/92     -31.98%      0.35%        n/a         6.45%
     (Vontobel)
Balanced (b).....................................   2/28/89     -18.01%      6.15%       6.88%        8.11%
     (Neuberger Berman)
Equity-Income (c)................................   10/9/86     -10.05%      7.36%      12.33%       10.73%
     (Fidelity Investments)
Growth (c).......................................   10/9/86     -22.07%      9.58%      12.13%       12.39%
     (Fidelity Investments)
Asset Manager (d)................................    9/6/89      -9.23%      5.29%       8.03%        8.60%
     (Fidelity Investments)
Emerging Markets Equity (International) (e)......   10/1/96     -11.50%     -5.11%        n/a        -5.30%
     (Morgan Stanley)

-----------------------------
 *   Date the underlying fund was first established.
(a)  Penn Series Funds, Inc.
(b)  Neuberger Berman Advisers Management Trust
(c)  Variable Insurance Products Fund
(d)  Variable Insurance Products Fund II
(e)  Van Kampen's The Universal Institutional Funds, Inc.

         Average annual total returns in Table 1 are computed by finding the average annual compounded rates of return over the periods shown that would equate the initial amount invested to the withdrawal value, in accordance with the following formula: P(1+T)(n)=ERV. In the formula, P is a hypothetical investment payment of $1,000; T is the average annual total return; n is the number of years; and ERV is the ending redeemable value (or the withdrawal value at the end of the periods shown.) The returns are computed according to the formula and assumptions prescribed by the SEC.

         Average annual rates of total return in Tables 2 and 3 are computed by finding the average annual compounded rates of return over the periods shown that would equate the initial amount invested to the value at the end of the periods shown, in accordance with the following formula: P(1+T)n=EV. In the formula, P is a hypothetical investment of $10,000; T is the average annual total return; n is the number of years; and EV is the ending value. The computations assume no withdrawal of the ending value and therefore no deduction of a contingent deferred sales charge. The returns show investment performance from the inception date of the Fund, which may predate the date the Separate Account began investing in the Fund.

                     --------------------------------------

         THE PERFORMANCE INFORMATION SET FORTH ABOVE IS FOR PAST PERFORMANCE ASSUMING THE SUBACCOUNTS OF THE SEPARATE ACCOUNT HAD INVESTED IN THE FUNDS FROM THE DATE THE UNDERLYING FUND WAS FIRST AVAILABLE THROUGH A SUBACCOUNT OF THE SEPARATE ACCOUNT OR THE DATE THE UNDERLYING FUND WAS ESTABLISHED. THE PERFORMANCE INFORMATION IS NOT AN INDICATION OR REPRESENTATION OF FUTURE PERFORMANCE.

--------------------------------------------------------------------------------
ADMINISTRATIVE AND RECORDKEEPING SERVICES

         Penn Mutual performs all data processing, recordkeeping and other related services with respect to the Contracts and the Separate Accounts.

--------------------------------------------------------------------------------
DISTRIBUTION OF CONTRACTS


         Hornor, Townsend & Kent, Inc. ("HTK"), a wholly owned subsidiary of Penn Mutual, serves as principal underwriter of all annuity contracts funded through the Separate Account, including the Contract. The address of HTK is 600 Dresher Road, Horsham, PA 19044. For 2001 and 2000, Penn Mutual paid commissions of approximately $106,813 and $5,708 to HTK, respectively.

         The Contracts will be distributed by HTK through broker-dealers. Total commissions on purchase payments made under the Contract will not exceed 5 1/2%. Total trailer commissions based on a percentage of Contract Value will not exceed 1%. The offering of the Contract is continuous, and Penn Mutual does not anticipate discontinuing the offering of the Contract, although we reserve the right to do so.


--------------------------------------------------------------------------------
CUSTODIAN

         Penn Mutual is custodian of the assets held in the Separate Account.

--------------------------------------------------------------------------------
INDEPENDENT AUDITORS

         Ernst & Young LLP serves as independent auditors of Penn Mutual and the Separate Account. Their offices are located at 2001 Market Street, Suite 4000, Philadelphia, PA 19103.

--------------------------------------------------------------------------------
LEGAL MATTERS

         Morgan, Lewis & Bockius LLP has provided advice on certain matters relating to the federal securities laws and the offering of the Contract. Their offices are located at 1701 Market Street, Philadelphia, PA.

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS

         The financial statements of the Separate Account and the consolidated financial statements of the Company appear on the following pages. The consolidated financial statements of the Company should be considered only as bearing upon the Company's ability to meet its obligations under the Contracts.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2001

-----------------------------------------------------------------------------------------------------------------------------------

                                                                      MONEY            QUALITY         HIGH YIELD    GROWTH EQUITY
                                                     TOTAL         MARKET FUND+       BOND FUND+       BOND FUND+         FUND+
                                                 --------------   --------------   --------------   --------------   --------------
INVESTMENT IN COMMON STOCK
Number of Shares ..............................                       54,219,027        5,568,683        5,275,473        6,831,564
Cost ..........................................  $1,412,607,736   $   54,219,027   $   58,178,202   $   47,960,055   $  149,368,716

ASSETS:
Investments at market value ...................  $1,321,227,820       54,219,027       57,858,614       38,247,180      102,951,666
Dividends receivable ..........................          83,761           83,761               --               --               --
Securities receivable .........................         244,561          244,561               --               --               --

LIABILITIES:
Due to The Penn Mutual Life Insurance Company .         137,724            5,815            6,140            3,991           10,658

                                                 --------------   --------------   --------------   --------------   --------------
NET ASSETS ....................................  $1,321,418,418   $   54,541,534   $   57,852,474   $   38,243,189   $  102,941,008
                                                 ==============   ==============   ==============   ==============   ==============


-----------------------------------------------------------------------------------------------------------------------------------
PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                       MONEY          QUALITY        HIGH YIELD      GROWTH EQUITY
                                                      TOTAL         MARKET FUND+     BOND FUND+       BOND FUND+         FUND+
                                                  -------------    -------------   -------------    -------------    -------------
INVESTMENT INCOME:
Dividends .....................................   $  33,993,717    $   1,853,695   $   4,178,058    $   3,432,985    $      26,349
EXPENSE:
Mortality and expense risk charges ............      16,134,528          637,468         600,079          462,854        1,435,591
                                                  -------------    -------------   -------------    -------------    -------------

Net investment income (loss) ..................      17,859,189        1,216,227       3,577,979        2,970,131       (1,409,242)
                                                  -------------    -------------   -------------    -------------    -------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON
     INVESTMENTS:
Realized gains (losses) from redemption of
     fund shares ..............................     (23,505,516)              --          23,301          124,566       (8,502,634)
Long term capital gains distributions .........      47,731,027               --         221,216               --               --
                                                  -------------    -------------   -------------    -------------    -------------

Net realized gains (losses) from investment
     transactions .............................      24,225,511               --         244,517          124,566       (8,502,634)
Net change in unrealized appreciation
     (depreciation) of investments ............    (165,927,120)              --        (647,546)      (1,069,164)     (31,396,566)
                                                  -------------    -------------   -------------    -------------    -------------

Net realized and unrealized gains (losses)
     on investments ...........................    (141,701,609)              --        (403,029)        (944,598)     (39,899,200)
                                                  -------------    -------------   -------------    -------------    -------------

NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS ................   $(123,842,420)   $   1,216,227   $   3,174,950    $   2,025,533    $ (41,308,442)
                                                  =============    =============   =============    =============    =============

+       Investment in Penn Series Funds, Inc.
++      Investment in Neuberger Berman Advisers Management Trust
+++     Investment in Fidelity Investments' Variable Insurance Products Funds I and II
++++    Investment in The Universal Institutional Funds, Inc.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2001

------------------------------------------------------------------------------------------------------------------------------------

                                                   LARGE CAP         FLEXIBLY                          SMALL CAP       EMERGING
                                                     VALUE           MANAGED       INTERNATIONAL        VALUE           GROWTH
                                                     FUND+            FUND+         EQUITY FUND+        FUND+            FUND+
                                                  ------------     ------------     ------------     ------------     ------------
INVESTMENT IN COMMON STOCK
Number of Shares ..............................      8,188,306       15,661,555        5,311,633        3,130,523        3,561,332
Cost ..........................................   $111,540,357     $254,526,555     $ 78,204,082     $ 42,050,152     $102,475,211

ASSETS:
Investments at market value ...................    138,955,556      313,544,335       62,199,220       45,016,914       72,864,859
Dividends receivable ..........................             --               --               --               --               --
Securities receivable .........................             --               --               --               --               --

LIABILITIES:
Due to The Penn Mutual Life Insurance Company..         14,386           32,272            6,428            4,795            7,758

                                                  ------------     ------------     ------------     ------------     ------------
NET ASSETS ....................................   $138,941,170     $313,512,063     $ 62,192,792     $ 45,012,119     $ 72,857,101
                                                  ============     ============     ============     ============     ============

------------------------------------------------------------------------------------------------------------------------------------

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2001

                                                         LARGE CAP       FLEXIBLY                      SMALL CAP        EMERGING
                                                           VALUE          MANAGED    INTERNATIONAL       VALUE           GROWTH
                                                           FUND+           FUND+      EQUITY FUND+       FUND+            FUND+
                                                       ------------    ------------   ------------    ------------    ------------
INVESTMENT INCOME:
Dividends ..........................................   $  3,912,503    $ 12,166,514   $  1,292,992    $    817,331    $         --
EXPENSE:
Mortality and expense risk charges .................      1,756,597       3,745,253        860,110         439,618         851,330
                                                       ------------    ------------   ------------    ------------    ------------

Net investment income (loss) .......................      2,155,906       8,421,261        432,882         377,713        (851,330)
                                                       ------------    ------------   ------------    ------------    ------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON
     INVESTMENTS:
Realized gains (losses) from redemption of fund
     shares ........................................       (717,099)      1,408,206     (3,375,150)       (129,860)     (1,536,811)
Long term capital gains distributions ..............      1,329,057      13,123,699             --         935,221       1,573,674
                                                       ------------    ------------   ------------    ------------    ------------

Net realized gains (losses) from investment
     transactions ..................................        611,958      14,531,905     (3,375,150)        805,361          36,863
Net change in unrealized appreciation (depreciation)
     of investments ................................     (8,460,038)      2,170,799    (24,778,661)      3,741,483     (14,790,929)
                                                       ------------    ------------   ------------    ------------    ------------

Net realized and unrealized gains (losses) on
     investments ...................................     (7,848,080)     16,702,704    (28,153,811)      4,546,844     (14,754,066)
                                                       ------------    ------------   ------------    ------------    ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS ...............................   $ (5,692,174)   $ 25,123,965   $(27,720,929)   $  4,924,557    $(15,605,396)
                                                       ============    ============   ============    ============    ============

+       Investment in Penn Series Funds, Inc.
++      Investment in Neuberger Berman Advisers Management Trust
+++     Investment in Fidelity Investments' Variable Insurance Products Funds I and II
++++    Investment in The Universal Institutional Funds, Inc.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2001

------------------------------------------------------------------------------------------------------------------------------------

                                                    LIMITED                           MID CAP          MID CAP
                                                 MATURITY BOND      INDEX 500         GROWTH            VALUE          BALANCED
                                                     FUND+            FUND+            FUND+            FUND+         PORTFOLIO++
                                                  ------------     ------------     ------------     ------------     ------------
INVESTMENT IN COMMON STOCK
Number of Shares ..............................        888,847       11,015,001        3,789,781        3,267,284        3,967,937
Cost ..........................................   $  9,084,030     $108,040,994     $ 36,166,156     $ 33,823,428     $ 61,172,848

ASSETS:
Investments at market value ...................      9,199,570       87,018,511       23,837,722       35,384,683       38,330,272
Dividends receivable ..........................             --               --               --               --               --
Securities receivable .........................             --               --               --               --               --

LIABILITIES:
Due to The Penn Mutual Life Insurance Company..            971            9,204            1,858            3,731            4,053

                                                  ------------     ------------     ------------     ------------     ------------
NET ASSETS ....................................   $  9,198,599     $ 87,009,307     $ 23,835,864     $ 35,380,952     $ 38,326,219
                                                  ============     ============     ============     ============     ============


------------------------------------------------------------------------------------------------------------------------------------

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2001

                                                         LIMITED                        MID CAP         MID CAP
                                                      MATURITY BOND     INDEX 500       GROWTH           VALUE          BALANCED
                                                          FUND+           FUND+          FUND+           FUND+         PORTFOLIO++
                                                       ------------   ------------    ------------    ------------    ------------
INVESTMENT INCOME:
Dividends ..........................................   $    382,625   $  1,000,862    $         --    $  1,748,648    $    785,290
EXPENSE:
Mortality and expense risk charges .................         96,197      1,048,136         325,669         383,885         492,335
                                                       ------------   ------------    ------------    ------------    ------------

Net investment income (loss) .......................        286,428        (47,274)       (325,669)      1,364,763         292,955
                                                       ------------   ------------    ------------    ------------    ------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON
     INVESTMENTS:
Realized gains (losses) from redemption of fund
     shares ........................................          2,615     (2,064,102)     (1,242,384)       (114,291)       (832,589)
Long term capital gains distributions ..............             --             --              --         432,500      14,836,376
                                                       ------------   ------------    ------------    ------------    ------------

Net realized gains (losses) from investment
     transactions ..................................          2,615     (2,064,102)     (1,242,384)        318,209      14,003,787
Net change in unrealized appreciation (depreciation)
     of investments ................................         62,354    (11,061,435)     (7,382,959)     (3,053,110)    (21,415,054)
                                                       ------------   ------------    ------------    ------------    ------------

Net realized and unrealized gains (losses) on
     investments ...................................         64,969    (13,125,537)     (8,625,343)     (2,734,901)     (7,411,267)
                                                       ------------   ------------    ------------    ------------    ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS ...............................   $    351,397   $(13,172,811)   $ (8,951,012)   $ (1,370,138)   $ (7,118,312)
                                                       ============   ============    ============    ============    ============

+       Investment in Penn Series Funds, Inc.
++      Investment in Neuberger Berman Advisers Management Trust
+++     Investment in Fidelity Investments' Variable Insurance Products Funds I and II
++++    Investment in The Universal Institutional Funds, Inc.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2001

-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                EMERGING
                                                   EQUITY INCOME         GROWTH          ASSET MANAGER        MARKETS EQUITY
                                                    PORTFOLIO+++       PORTFOLIO+++       PORTFOLIO+++     (INT'L) PORTFOLIO++++
                                                    ------------       ------------       ------------     ---------------------
INVESTMENT IN COMMON STOCK
Number of Shares ............................          3,245,237          4,049,572          1,467,279            1,564,741
Cost ........................................       $ 67,966,771       $156,777,865       $ 24,001,106         $ 17,052,181

ASSETS:
Investments at market value .................         73,829,138        136,106,101         21,290,219           10,374,233
Dividends receivable ........................                 --                 --                 --                   --
Securities receivable .......................                 --                 --                 --                   --

LIABILITIES:
Due to The Penn Mutual Life Insurance Company              7,890             14,433              2,238                1,103

                                                    ------------       ------------       ------------         ------------
NET ASSETS ..................................       $ 73,821,248       $136,091,668       $ 21,287,981         $ 10,373,130
                                                    ============       ============       ============         ============


-----------------------------------------------------------------------------------------------------------------------------------

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2001
                                                                                                                     EMERGING
                                                           EQUITY INCOME        GROWTH         ASSET MANAGER      MARKETS EQUITY
                                                           PORTFOLIO+++      PORTFOLIO+++      PORTFOLIO+++   (INT'L) PORTFOLIO++++
                                                           ------------      ------------      ------------   ---------------------
INVESTMENT INCOME:
Dividends ..........................................       $  1,269,035      $    120,601      $  1,006,229        $         --
EXPENSE:
Mortality and expense risk charges .................            903,669         1,717,958           277,356             100,423
                                                           ------------      ------------      ------------        ------------

Net investment income (loss) .......................            365,366        (1,597,357)          728,873            (100,423)
                                                           ------------      ------------      ------------        ------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON
     INVESTMENTS:
Realized gains (losses) from redemption of fund
     shares ........................................           (129,940)       (5,654,719)         (639,034)           (125,591)
Long term capital gains distributions ..............          3,565,385        11,336,563           377,336                  --
                                                           ------------      ------------      ------------        ------------

Net realized gains (losses) from investment
     transactions ..................................          3,435,445         5,681,844          (261,698)           (125,591)
Net change in unrealized appreciation (depreciation)
     of investments ................................         (8,443,106)      (36,930,647)       (1,784,423)           (688,118)
                                                           ------------      ------------      ------------        ------------

Net realized and unrealized gains (losses) on
     investments ...................................         (5,007,661)      (31,248,803)       (2,046,121)           (813,709)
                                                           ------------      ------------      ------------        ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS ...............................       $ (4,642,295)     $(32,846,160)     $ (1,317,248)       $   (914,132)
                                                           ============      ============      ============        ============

+       Investment in Penn Series Funds, Inc.
++      Investment in Neuberger Berman Advisers Management Trust
+++     Investment in Fidelity Investments' Variable Insurance Products Funds I and II
++++    Investment in The Universal Institutional Funds, Inc.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS ENDED DECEMEBER 31, 2001 AND 2000


                                                                 TOTAL                       MONEY MARKET FUND+
                                                     ------------------------------      ----------------------------
                                                           2001           2000               2001            2000
                                                     --------------  --------------      -------------   ------------
OPERATIONS:
     Net investment income (loss) ................      $17,859,189  $   30,611,118      $  1,216,227    $  1,752,058
     Net realized gains (losses) from
          investment transactions ................       24,225,511     244,960,403                --              --
     Net change in unrealized appreciation
          (depreciation) of investments ..........     (165,927,120)   (377,882,344)               --              --
                                                     --------------  --------------      ------------    ------------
Net increase (decrease) in net assets
          resulting from operations ..............     (123,842,420)   (102,733,532)        1,216,227       1,752,058
                                                     --------------  --------------      ------------    ------------

VARIABLE ANNUITY ACTIVITIES:
     Purchase payments ...........................      634,867,072     867,503,928       188,011,259     159,249,469
     Surrender benefits ..........................     (132,633,946)   (168,942,027)      (10,187,529)    (10,604,135)
     Net transfers ...............................     (461,105,571)   (653,896,666)     (162,207,569)   (153,930,861)
     Death benefits ..............................       (6,836,187)     (5,898,948)         (186,641)       (207,267)
     Contract administration charges .............       (1,145,565)     (1,079,459)          (33,158)        (23,859)
     Deferred sales charges ......................       (1,725,732)     (2,287,477)         (136,638)       (163,185)
     Annuity benefits ............................      (14,101,985)    (13,197,407)         (837,963)       (895,072)
                                                     --------------  --------------      ------------    ------------
Net increase (decrease) in net assets
    resulting from variable annuity activities ...       17,318,086      22,201,944        14,421,761      (6,574,910)
                                                     --------------  --------------      ------------    ------------
     Total increase (decrease) in net assets .....     (106,524,334)    (80,108,839)       15,637,988      (4,822,852)
NET ASSETS:
  Beginning of year ..............................    1,427,942,752   1,508,051,591        38,903,546      43,726,398
                                                     --------------  --------------      ------------    ------------
  END OF YEAR ....................................   $1,321,418,418  $1,427,942,752      $ 54,541,534    $ 38,903,546
                                                     ==============  ==============      ============    ============


                                                          HIGH YIELD BOND FUND+              GROWTH EQUITY FUND+
                                                     ------------------------------      ----------------------------
                                                           2001           2000               2001            2000
                                                     --------------  --------------      ------------    ------------
OPERATIONS:
     Net investment income (loss) ................   $    2,970,131  $    7,504,709      $ (1,409,242)   $ (2,618,708)
     Net realized gains (losses) from
          investment transactions ................          124,566        (545,392)       (8,502,634)     66,471,640
     Net change in unrealized appreciation
          (depreciation) of investments ..........       (1,069,164)     (8,801,723)      (31,396,566)   (124,268,042)
                                                     --------------  --------------      ------------    ------------
Net increase (decrease) in net assets
          resulting from operations ..............        2,025,533      (1,842,406)      (41,308,442)    (60,415,110)
                                                     --------------  --------------      ------------    ------------

VARIABLE ANNUITY ACTIVITIES:
     Purchase payments ...........................       10,975,620       9,086,367        16,701,701      44,085,200
     Surrender benefits ..........................       (4,368,566)     (4,430,710)      (16,119,568)    (23,358,580)
     Net transfers ...............................       (5,581,536)    (10,055,843)      (16,570,968)    (18,694,611)
     Death benefits ..............................         (239,315)       (157,201)         (573,733)       (779,873)
     Contract administration charges .............          (28,342)        (26,934)         (112,835)       (139,276)
     Deferred sales charges ......................          (48,079)        (55,291)         (114,216)       (191,803)
     Annuity benefits ............................         (477,677)       (393,569)       (1,012,810)     (1,190,555)
                                                     --------------  --------------      ------------    ------------
Net increase (decrease) in net assets resulting
     from variable annuity activities ............          232,105      (6,033,181)      (17,802,429)       (269,498)
                                                     --------------  --------------      ------------    ------------
     Total increase (decrease) in net assets .....        2,257,638      (7,875,587)      (59,110,871)    (60,684,608)
NET ASSETS:
  Beginning of year ..............................       35,985,551      43,861,138       162,051,879     222,736,487
                                                     --------------  --------------      ------------    ------------
  END OF YEAR ....................................   $   38,243,189  $   35,985,551      $102,941,008    $162,051,879
                                                     ==============  ==============      ============    ============

[RESTUBBED]

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS ENDED DECEMEBER 31, 2001 AND 2000

                                                           QUALITY BOND FUND+
                                                     ------------------------------
                                                           2001           2000
                                                     --------------  --------------
OPERATIONS:
     Net investment income (loss) .................   $ 3,577,979     $ 3,251,719
     Net realized gains (losses) from
          investment transactions .................       244,517         354,122
     Net change in unrealized appreciation
          (depreciation) of investments ...........      (647,546)        (87,901)
                                                      -----------     -----------
Net increase (decrease) in net assets
          resulting from operations ...............     3,174,950       3,517,940
                                                      -----------     -----------
VARIABLE ANNUITY ACTIVITIES:
     Purchase payments ............................    29,200,759       7,243,345
     Surrender benefits ...........................    (4,146,430)     (4,068,388)
     Net transfers ................................    (5,436,595)     (7,494,728)
     Death benefits ...............................      (326,161)       (266,529)
     Contract administration charges ..............       (29,227)        (23,341)
     Deferred sales charges .......................       (62,494)        (47,137)
     Annuity benefits .............................      (818,366)       (531,362)
                                                      -----------     -----------
Net increase (decrease) in net assets
    resulting from variable annuity activities ....    18,381,486      (5,188,140)
                                                      -----------     -----------

     Total increase (decrease) in net assets ......    21,556,436      (1,670,200)
Net Assets:
  Beginning of year ...............................    36,296,038      37,966,238
                                                      -----------     -----------
  End of year .....................................   $57,852,474     $36,296,038
                                                      ===========     ===========

                                                        LARGE CAP VALUE FUND*+
                                                     ------------------------------
                                                           2001           2000
                                                     --------------  --------------
OPERATIONS:
     Net investment income (loss) ................   $    2,155,906  $    1,675,939
     Net realized gains (losses) from
          investment transactions ................          611,958      44,619,838
     Net change in unrealized appreciation
          (depreciation) of investments ..........       (8,460,038)    (32,540,746)
                                                     --------------  --------------
Net increase (decrease) in net assets
          resulting from operations ..............       (5,692,174)     13,755,031
                                                     --------------  --------------
VARIABLE ANNUITY ACTIVITIES:
     Purchase payments ...........................       21,216,216      18,287,970
     Surrender benefits ..........................      (17,454,239)    (24,705,349)
     Net transfers ...............................      (10,155,094)    (33,061,243)
     Death benefits ..............................         (790,805)       (732,451)
     Contract administration charges .............         (115,960)       (111,616)
     Deferred sales charges ......................         (138,315)       (251,966)
     Annuity benefits ............................       (1,204,752)     (1,124,990)
                                                     --------------  --------------
Net increase (decrease) in net assets resulting
     from variable annuity activities ............       (8,642,949)    (41,699,645)
                                                     --------------  --------------
     Total increase (decrease) in net assets .....      (14,335,123)    (27,944,614)
NET ASSETS:
  Beginning of year ..............................      153,276,293     181,220,907
                                                     --------------  --------------
  END OF YEAR ....................................   $  138,941,170  $  153,276,293
                                                     ==============  ==============

*         Prior to May 1, 2000, the Large Cap Value Fund was named the Value Equity Fund.
**        Prior to May 1, 2000, the Small Cap Value Fund was named the Small Capitalization Fund.
(PLUS)    Formerly the Limited Maturity Bond Portfolio, the Index 500 Portfolio, the Capital Appreciation Portfolio
            and the Partners Portfolio, respectively. The effective date of the name change was May 1, 2000.
+         INVESTMENT IN PENN SERIES FUNDS, INC.
++        INVESTMENT IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
+++       INVESTMENT IN FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUNDS I AND II
++++      INVESTMENT IN THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

[RESTUBBED]

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS ENDED DECEMEBER 31, 2001 AND 2000


                                                        FLEXIBLY MANAGED FUND+                 INTERNATIONAL EQUITY FUND+
                                                     ----------------------------            ------------------------------
                                                         2001            2000                      2001           2000
                                                     -------------   ------------            --------------  --------------
OPERATIONS:
     Net investment income (loss).................   $  8,421,261    $ 15,538,057             $     432,882    $   (446,533)
     Net realized gains (losses) from
          investment transactions.................     14,531,905      32,439,338                (3,375,150)     24,414,889
     Net change in unrealized appreciation
          (depreciation) of investments...........      2,170,799         393,655               (24,778,661)    (46,989,305)
                                                     ------------    ------------             -------------   -------------
Net increase (decrease) in net assets
          resulting from operations...............     25,123,965      48,371,050               (27,720,929)    (23,020,949)
                                                     ------------    ------------             -------------   -------------

VARIABLE ANNUITY ACTIVITIES:
     Purchase payments............................     74,516,851      30,949,060                37,463,376      82,810,688
     Surrender benefits...........................    (29,156,899)    (35,469,069)               (6,885,517)    (11,374,356)
     Net transfers ...............................    (29,648,550)    (54,946,631)              (37,525,220)    (62,019,738)
     Death benefits...............................     (1,799,764)     (1,536,467)                 (429,832)       (293,528)
     Contract administration charges..............       (238,341)       (214,884)                  (64,806)        (73,100)
     Deferred sales charges.......................       (320,951)       (459,201)                  (86,146)       (152,333)
     Annuity benefits.............................     (3,576,687)     (3,422,275)                 (601,435)       (661,571)
                                                     ------------    ------------             -------------   -------------
Net increase (decrease) in net assets
    resulting from variable annuity activities....      9,775,659     (65,099,467)               (8,129,580)      8,236,062
                                                     ------------    ------------             -------------   -------------
     Total increase (decrease) in net assets......     34,899,624     (16,728,417)              (35,850,509)    (14,784,887)
NET ASSETS:
  Beginning of year...............................    278,612,439     295,340,856                98,043,301     112,828,188
                                                     ------------    ------------             -------------   -------------
  END OF YEAR.....................................   $313,512,063    $278,612,439             $  62,192,792   $  98,043,301
                                                     ============    ============             =============   =============


                                                          LIMITED MATURITY                              INDEX 500
                                                           BOND FUND(PLUS)+                            FUND(PLUS)+
                                                     ----------------------------             ----------------------------
                                                         2001            2000                     2001           2000
OPERATIONS:                                          -------------   ------------             ------------   -------------
     Net investment income (loss).................   $    286,428    $    570,349             $    (47,274)  $    (258,098)
     Net realized gains (losses) from
          investment transactions.................          2,615        (722,041)              (2,064,102)     16,732,335
     Net change in unrealized appreciation
          (depreciation) of investments...........         62,354         512,477              (11,061,435)    (27,547,217)
                                                     ------------    ------------             ------------   -------------
Net increase (decrease) in net assets
          resulting from operations...............        351,397          63,022              (13,172,811)    (11,072,980)
                                                     ------------    ------------             ------------   -------------

VARIABLE ANNUITY ACTIVITIES:
     Purchase payments............................      4,108,969       7,938,377               22,652,340     150,351,535
     Surrender benefits...........................       (586,878)       (530,437)              (7,132,343)     (8,457,112)
     Net transfers ...............................       (454,780)     (8,051,546)             (13,349,393)   (121,979,515)
     Death benefits...............................        (60,207)        (25,792)                (544,222)       (453,307)
     Contract administration charges..............         (4,388)         (4,010)                 (92,501)        (80,700)
     Deferred sales charges.......................         (6,495)         (7,514)                (152,859)       (138,352)
     Annuity benefits.............................       (177,394)       (153,851)              (1,000,587)       (882,985)
                                                     ------------    ------------             ------------   -------------
Net increase (decrease) in net assets resulting
     from variable annuity activities.............      2,818,827        (834,773)                 380,435      18,359,564
                                                     ------------    ------------             ------------   -------------
     Total increase (decrease) in net assets......      3,170,224        (473,988)             (12,792,376)      7,286,584
NET ASSETS:
  Beginning of year...............................      6,028,375       6,502,363               99,801,683      92,515,099
                                                     ------------    ------------             ------------   -------------
  END OF YEAR.....................................   $  9,198,599    $  6,028,375             $ 87,009,307   $  99,801,683
                                                     ============    ============             ============   =============

[RESTUBBED]

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS ENDED DECEMEBER 31, 2001 AND 2000

                                                                SMALL CAP
                                                              VALUE FUND**+                EMERGING GROWTH FUND+
                                                      ----------------------------       --------------------------
                                                          2001            2000               2001          2000
                                                      -------------   ------------       ------------  ------------
OPERATIONS:
     Net investment income (loss).................     $    377,713   $    (70,455)      $   (851,330) $ (1,365,586)
     Net realized gains (losses) from
          investment transactions.................          805,361      2,386,659             36,863    25,631,388
     Net change in unrealized appreciation
          (depreciation) of investments...........        3,741,483       (275,928)       (14,790,929)  (67,301,185)
                                                       ------------    -----------       ------------   -----------
Net increase (decrease) in net assets
          resulting from operations...............        4,924,557      2,040,276        (15,605,396)  (43,035,383)
                                                       ------------    -----------       ------------   -----------

VARIABLE ANNUITY ACTIVITIES:
     Purchase payments............................       20,113,853     14,110,050         17,377,324    77,921,387
     Surrender benefits...........................       (2,666,427)    (1,833,177)        (5,587,529)   (7,407,843)
     Net transfers ...............................       (5,611,845)    (3,954,873)       (14,208,872)  (28,847,772)
     Death benefits...............................          (80,858)       (33,814)          (132,966)     (103,644)
     Contract administration charges..............          (30,190)       (17,013)           (77,520)      (72,879)
     Deferred sales charges.......................          (55,089)       (37,133)          (115,685)     (138,218)
     Annuity benefits.............................         (340,152)      (130,456)          (440,049)     (458,667)
                                                       ------------    -----------       ------------   -----------
Net increase (decrease) in net assets
    resulting from variable annuity activities....       11,329,292      8,103,584         (3,185,297)   40,892,364
                                                       ------------    -----------       ------------   -----------
     Total increase (decrease) in net assets......       16,253,849     10,143,860        (18,790,693)   (2,143,019)
NET ASSETS:
  Beginning of year...............................       28,758,270     18,614,410         91,647,794    93,790,813
                                                       ------------    -----------       ------------   -----------
  END OF YEAR.....................................     $ 45,012,119    $28,758,270       $ 72,857,101   $91,647,794
                                                       ============    ===========       ============   ===========

                                                                 MID CAP                          MID CAP
                                                            GROWTH FUND(PLUS)+               VALUE FUND(PLUS)+
                                                       --------------------------        --------------------------
                                                           2001           2000               2001          2000
                                                       -----------    -----------        ------------   -----------
OPERATIONS:
     Net investment income (loss).................     $  (325,669)   $  (306,934)       $  1,364,763   $   (36,738)
     Net realized gains (losses) from
          investment transactions.................      (1,242,384)     8,101,982             318,209       519,914
     Net change in unrealized appreciation
          (depreciation) of investments...........      (7,382,959)   (11,723,652)         (3,053,110)    4,602,309
                                                       -----------    -----------        ------------   -----------
Net increase (decrease) in net assets
          resulting from operations...............      (8,951,012)    (3,928,604)         (1,370,138)    5,085,485
                                                       -----------    -----------        ------------   -----------

VARIABLE ANNUITY ACTIVITIES:
     Purchase payments............................      11,114,975     42,070,254          11,384,704    32,265,860
     Surrender benefits...........................      (2,279,329)    (3,806,920)         (2,253,444)   (1,790,388)
     Net transfers ...............................      (4,810,902)   (23,231,412)         (2,842,672)  (30,683,397)
     Death benefits...............................         (55,028)       (94,789)           (129,072)      (71,380)
     Contract administration charges..............         (22,214)       (21,431)            (25,662)      (19,462)
     Deferred sales charges.......................         (29,147)       (62,679)            (46,557)      (35,925)
     Annuity benefits.............................        (174,875)      (135,611)           (202,174)      (99,534)
                                                       -----------    -----------        ------------   -----------
Net increase (decrease) in net assets resulting
     from variable annuity activities.............       3,743,480     14,717,412           5,885,123      (434,226)
                                                       -----------    -----------        ------------   -----------
     Total increase (decrease) in net assets......      (5,207,532)    10,788,808           4,514,985     4,651,299
NET ASSETS:
  Beginning of year...............................      29,043,396     18,254,588          30,865,967    26,214,668
                                                       -----------    -----------        ------------   -----------
  END OF YEAR.....................................     $23,835,864    $29,043,396        $ 35,380,952   $30,865,967
                                                       ===========    ===========        ============   ===========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS ENDED DECEMEBER 31, 2001 AND 2000

                                                              BALANCED                       EQUITY INCOME
                                                             PORTFOLIO++                      PORTFOLIO+++
                                                     --------------------------       --------------------------
                                                         2001          2000               2001          2000
                                                     ------------   -----------       ------------  ------------
OPERATIONS:
     Net investment income (loss).................   $    292,955   $    49,815       $    365,366  $   (426,313)
     Net realized gains (losses) from
          investment transactions.................     14,003,787     4,944,865          3,435,445     5,596,463
     Net change in unrealized appreciation
          (depreciation) of investments...........    (21,415,054)   (9,780,939)        (8,443,106)     (410,813)
                                                     ------------   -----------       ------------   -----------
Net increase (decrease) in net assets
          resulting from operations...............     (7,118,312)   (4,786,259)        (4,642,295)    4,759,337
                                                     ------------   -----------       ------------   -----------

VARIABLE ANNUITY ACTIVITIES:
     Purchase payments............................     10,027,236    30,069,105         86,330,818    16,197,693
     Surrender benefits...........................     (3,894,764)   (4,481,974)        (5,689,245)   (8,485,181)
     Net transfers ...............................     (8,337,976)   (3,231,117)       (77,449,699)  (14,809,292)
     Death benefits...............................       (184,050)     (105,200)          (450,678)     (350,636)
     Contract administration charges..............        (32,187)      (26,748)           (61,687)      (56,151)
     Deferred sales charges.......................        (51,038)      (57,681)           (95,191)     (165,252)
     Annuity benefits.............................       (618,958)     (649,138)          (767,240)     (671,822)
                                                     ------------   -----------       ------------   -----------
Net increase (decrease) in net assets
    resulting from variable annuity activities....     (3,091,737)   21,517,247          1,817,078    (8,340,641)
                                                     ------------   -----------       ------------   -----------
     Total increase (decrease) in net assets......    (10,210,049)   16,730,988         (2,825,217)   (3,581,304)
NET ASSETS:
  Beginning of year...............................     48,536,268    31,805,280         76,646,465    80,227,769
                                                     ------------   -----------       ------------   -----------
  END OF YEAR.....................................   $ 38,326,219   $48,536,268       $ 73,821,248   $76,646,465
                                                     ============   ===========       ============   ===========

                                                             ASSET MANAGER                  EMERGING MARKETS
                                                             PORTFOLIO+++               (INT'L) PORTFOLIO++++
                                                     --------------------------       --------------------------
                                                         2001          2000               2001         2000
                                                     ------------  ------------       ------------   -----------
OPERATIONS:
     Net investment income (loss).................     $ 728,873    $ (157,480)       $   (100,423)  $  (115,004)
     Net realized gains (losses) from
          investment transactions.................      (261,698)    2,518,147            (125,591)    1,143,845
     Net change in unrealized appreciation
          (depreciation) of investments...........    (1,784,423)   (3,727,173)           (688,118)   (8,479,734)
                                                     -----------   -----------        ------------   -----------
Net increase (decrease) in net assets
          resulting from operations...............    (1,317,248)   (1,366,506)           (914,132)   (7,450,893)
                                                     -----------   -----------        ------------   -----------

VARIABLE ANNUITY ACTIVITIES:
     Purchase payments............................     4,142,545     8,503,030           3,246,948    15,308,094
     Surrender benefits...........................    (1,351,972)   (2,252,264)           (790,588)     (965,474)
     Net transfers ...............................    (4,771,008)   (4,397,433)         (2,392,664)   (4,589,664)
     Death benefits...............................      (164,716)      (36,260)            (31,125)       (6,159)
     Contract administration charges..............       (17,850)      (16,319)            (11,097)       (9,062)
     Deferred sales charges.......................       (24,974)      (35,606)            (16,190)      (20,079)
     Annuity benefits.............................      (507,496)     (485,939)            (64,815)      (50,182)
                                                     -----------   -----------        ------------   -----------
Net increase (decrease) in net assets resulting
     from variable annuity activities.............    (2,695,471)    1,279,209             (59,531)    9,667,474
                                                     -----------   -----------        ------------   -----------
     Total increase (decrease) in net assets......    (4,012,719)      (87,297)           (973,663)    2,216,581
NET ASSETS:
  Beginning of year...............................    25,300,700    25,387,997          11,346,793     9,130,212
                                                     -----------   -----------        ------------   -----------
  END OF YEAR.....................................   $21,287,981   $25,300,700        $ 10,373,130   $11,346,793
                                                     ===========   ===========        ============   ===========

[RESTUBBED]

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS ENDED DECEMEBER 31, 2001 AND 2000


                                                                    GROWTH
                                                                 PORTFOLIO+++
                                                         -----------------------------
                                                             2001             2000
                                                         ------------     ------------
OPERATIONS:

     Net investment income (loss).................       $ (1,597,357)    $  6,070,321
     Net realized gains (losses) from
          investment transactions.................          5,681,844       10,352,411
     Net change in unrealized appreciation
          (depreciation) of investments...........        (36,930,647)     (41,456,427)
                                                         ------------     ------------
Net increase (decrease) in net assets
          resulting from operations...............        (32,846,160)     (25,033,695)
                                                         ------------     ------------

VARIABLE ANNUITY ACTIVITIES:
     Purchase payments............................         66,281,578      121,056,444
     Surrender benefits...........................        (12,082,679)     (14,920,670)
     Net transfers ...............................        (59,750,228)     (69,916,990)
     Death benefits...............................           (657,014)        (644,651)
     Contract administration charges..............           (147,600)        (142,674)
     Deferred sales charges.......................           (225,668)        (268,122)
     Annuity benefits.............................         (1,278,555)      (1,259,828)
                                                         ------------     ------------
Net increase (decrease) in net assets
    resulting from variable annuity activities....         (7,860,166)      33,903,509
                                                         ------------     ------------
     Total increase (decrease) in net assets......        (40,706,326)       8,869,814
NET ASSETS:
  Beginning of year...............................        176,797,994      167,928,180
                                                         ------------     ------------
  END OF YEAR.....................................       $136,091,668     $176,797,994
                                                         ============     ============

*         Prior to May 1, 2000, the Large Cap Value Fund was named the Value Equity Fund.
**        Prior to May 1, 2000, the Small Cap Value Fund was named the Small Capitalization Fund.
(PLUS)    Formerly the Limited Maturity Bond Portfolio, the Index 500 Portfolio, the Capital Appreciation Portfolio
            and the Partners Portfolio, respectively. The effective date of the name change was May 1, 2000.
+         INVESTMENT IN PENN SERIES FUNDS, INC.
++        INVESTMENT IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
+++       INVESTMENT IN FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUNDS I AND II
++++      INVESTMENT IN THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
------------------------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS - December 31, 2001

NOTE 1. SIGNIFICANT ACCOUNTING POLICIES

     The significant accounting policies of Penn Mutual Variable Annuity Account III (Account III) are as follows:

     GENERAL - Account III was established by The Penn Mutual Life Insurance Company (Penn Mutual) under the provisions of the
Pennsylvania Insurance Law. Account III is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Account III offers units to variable annuity contract owners to provide for the accumulation of value and for the payment of annuities. Under applicable insurance law, the assets and liabilities of Account III are clearly identified and distinguished from
Penn Mutual's other assets and liabilities. The portion of Account III's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business Penn Mutual may conduct. The preparation of the accompanying financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported values of assets and liabilities as of December 31, 2001 and the reported amounts from operations and contract transactions during 2001 and 2000. Actual results could differ from those estimates.

     INVESTMENTS - Assets of Account III are invested into sub-accounts which are invested in shares of Penn Series Funds, Inc.
(Penn Series, an affiliated entity of Penn Mutual): Money Market, Quality Bond, High Yield Bond, Growth Equity, Large Cap Value,
Flexibly Managed, International Equity, Small Cap Value, Emerging Growth, Limited Maturity Bond, Index 500, Mid Cap Growth and Mid
Cap Value Funds; Neuberger Berman Advisers Management Trust (AMT): Balanced Portfolio; Fidelity Investments' Variable Insurance
Products (Fidelity): Equity Income, Growth, and Asset Manager Portfolios; The Universal Institutional Funds, Inc. (Morgan Stanley):
Emerging Markets Equity (Int'l) Portfolio. Penn Series, AMT, Fidelity and Morgan Stanley are open-end diversified management investment companies. The investment in shares of these funds or portfolios is carried at fair market value as determined by the underlying net asset value of the respective funds or portfolios. Dividend income and gains from realized gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.

     Asset Transfer - On May 1, 2000, as a result of the re-organization of investment options available under the annuity contracts, investments in mutual fund shares held in certain sub-accounts were sold and reinvested in shares of mutual funds with similar investment objectives. Simultaneously, the sub-accounts were renamed to correspond with the new mutual funds. The following table outlines the transaction:

Sub-Account                         Previous Investment of old Fund                     New Investment of new Fund
-----------                         -------------------------------                     --------------------------
Limited Maturity Bond Fund                 $  5,419,492                                         $  5,419,492
Index 500 Fund                              101,135,604                                          101,135,604
Mid Cap Growth Fund                          21,624,331                                           21,624,331
Mid Cap Value Fund                           24,310,955                                           24,310,955

The disposition resulted in realized gains (losses) of $(814,891), $15,498,214, $7,570,605 and $(4,792,614) in the Limited Maturity
Bond Fund, Index 500 Fund, Mid Cap Growth Fund and Mid Cap Value Fund, respectively.

     FEDERAL INCOME TAXES - The operations of Account III are included in the federal income tax return of Penn Mutual, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC,
Penn Mutual does not expect to incur federal income taxes on the earnings of Account III to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to Account III for federal income taxes. Penn Mutual will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.


     DIVERSIFICATION REQUIREMENTS - Under the provisions of Section 817(h) of the Internal Revenue Code, a variable annuity contract other than a contract issued in connection with certain types of employee benefit plans will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of
Treasury. The Internal Revenue Service has issued regulations under 817(h) of the Code. Penn Mutual believes that Account III satisfies the current requirements of the regulations, and it intends that Account III will continue to meet such requirements.

NOTE 2. PURCHASES AND SALES OF INVESTMENTS

     The following table shows aggregate cost of shares purchased and redeemed of each fund or portfolio for the period ended
December 31, 2001:
                                                                                         PURCHASES           SALES
                                                                                         ---------           -----
Money Market Fund.........................................................             $173,156,601      $153,228,534
Quality Bond Fund.........................................................               30,337,651         8,143,353
High Yield Bond Fund......................................................               12,629,774         9,313,855
Growth Equity Fund........................................................               11,611,072        39,364,372
Large Cap Value Fund......................................................               17,739,264        23,661,338
Flexibly Managed Fund.....................................................               74,849,799        42,216,615
International Equity Fund.................................................               30,560,037        41,665,367
Small Cap Value Fund......................................................               17,274,298         4,767,979
Emerging Growth Fund......................................................               14,482,881        18,500,623
Limited Maturity Bond Fund................................................                4,446,217         1,333,388
Index 500 Fund............................................................               17,191,185        18,933,340
Mid Cap Growth Fund.......................................................                8,980,523         6,767,643
Mid Cap Value Fund........................................................               11,448,070         3,921,463
Balanced Portfolio........................................................               23,098,760        11,901,558
Equity Income Portfolio...................................................               83,837,904        78,241,777
Growth Portfolio..........................................................               61,998,238         6,714,462
Asset Manager Portfolio...................................................                4,478,906         5,271,203
Emerging Markets Equity (Int'l) Portfolio.................................                2,844,842         3,177,406



NOTE 3. CONTRACT CHARGES

     Operations are charged for mortality and expense risks assumed by Penn Mutual as determined daily at an annual rate of 1.25% of the of average value of Account III. As reimbursement for expenses incurred in administering the contract, Penn Mutual receives $30 per year from each annuity contract prior to the contract's date of maturity. The $30 charge is waived on certain contracts.

     If a policy is surrendered within the first 11 years, a contingent deferred sales charge may be assessed. This charge will be deducted before any surrender proceeds are paid. See original contract documents for special charges assessed.


NOTE 4. UNIT VALUES

     As of December 31, 2001, the accumulation units and accumulation unit values are as follows:

VARIABLE ANNUITY CONTRACTS:         ACCUMULATION    ACCUMULATION                                       ACCUMULATION   ACCUMULATION
                                        UNITS        UNIT VALUE                                            UNITS       UNIT VALUE
                                    ------------    -------------                                      ------------   ------------
MONEY MARKET FUND                                                    LIMITED MATURITY BOND FUND
     Commander                             648,187          $11.16        Commander                           89,072         $11.18
     Diversifier II                      1,263,582          $22.53        Diversifier II                     419,086         $13.82
     Pennant Select                      1,696,300          $11.08        Pennant Select                     215,295         $11.20

QUALITY BOND FUND                                                    INDEX 500 FUND
     Commander                             892,054          $11.71        Commander                          769,958          $9.25
     Diversifier II                      1,341,947          $25.90        Diversifier II                   4,065,632         $14.29
     Pennant Select                      1,079,034          $11.73        Pennant Select                   2,351,350          $9.26

HIGH YIELD BOND FUND                                                 MID CAP GROWTH FUND
     Commander                             234,808          $10.27        Commander                          456,042          $6.14
     Diversifier II                        877,109          $35.82        Diversifier II                   1,201,212         $13.19
     Pennant Select                        428,819          $10.29        Pennant Select                     843,729          $6.15

GROWTH EQUITY FUND                                                   MID CAP VALUE FUND
     Commander                             682,221           $7.11        Commander                          359,610         $12.14
     Diversifier II - Qualified          1,366,135          $48.11        Diversifier II                   1,630,710         $15.56
     Diversifier II - Non-Qualified        438,677          $47.72        Pennant Select                     464,778         $12.16
     Pennant Select                      1,604,166           $7.12

LARGE CAP VALUE FUND                                                 BALANCED PORTFOLIO
     Commander                             348,986          $10.50        Commander                          299,267         $10.68
     Diversifier II                      2,846,994          $43.24        Diversifier II                   1,464,704         $18.33
     Pennant Select                      1,157,857          $10.51        Pennant Select                     774,831         $10.69

FLEXIBLY MANAGED FUND                                                EQUITY INCOME PORTFOLIO
     Commander                             772,946          $13.82        Commander                          382,312         $10.55
     Diversifier II                      3,305,527          $82.03        Diversifier II                   2,895,019         $19.80
     Pennant Select                      2,288,053          $13.84        Pennant Select                   1,179,488         $10.56

INTERNATIONAL EQUITY FUND                                            GROWTH PORTFOLIO
     Commander                             191,787           $8.00        Commander                          574,206          $9.66
     Diversifier II                      3,049,380          $17.49        Diversifier II                   4,683,819         $22.82
     Pennant Select                        913,631           $8.01        Pennant Select                   2,443,600          $9.68

SMALL CAP VALUE FUND                                                 ASSET MANAGER PORTFOLIO
     Commander                             258,126          $12.58        Commander                           78,299          $9.83
     Diversifier II                      1,784,282          $18.17        Diversifier II                     970,400         $16.85
     Pennant Select                        741,383          $12.60        Pennant Select                     423,357          $9.85

EMERGING GROWTH FUND                                                 EMERGING MARKETS (INT'L) PORTFOLIO
     Commander                             213,125          $16.58        Commander                           67,195         $10.45
     Diversifier II                      1,722,296          $30.55        Diversifier II                     910,435          $7.20
     Pennant Select                      1,006,048          $16.61        Pennant Select                     284,460         $10.47

                                                                B-18

     As of December 31, 2000, the accumulation units and accumulation unit values are as follows:

VARIABLE ANNUITY CONTRACTS:         ACCUMULATION    ACCUMULATION                                       ACCUMULATION   ACCUMULATION
                                        UNITS        UNIT VALUE                                            UNITS       UNIT VALUE
                                    ------------    -------------                                      ------------   ------------
MONEY MARKET FUND                                                    LIMITED MATURITY BOND FUND
     Commander                             172,667          $10.88        Commander                           13,396         $10.63
     Diversifier II                      1,066,633          $21.94        Diversifier II                     369,397         $13.12
     Pennant Select                      1,261,586          $10.80        Pennant Select                      97,580         $10.65

QUALITY BOND FUND                                                    INDEX 500 FUND
     Commander                              63,890          $10.90        Commander                          136,019         $10.66
     Diversifier II                      1,254,944          $24.08        Diversifier II                   4,646,239         $16.44
     Pennant Select                        493,202          $10.91        Pennant Select                   2,058,202         $10.67

HIGH YIELD BOND FUND                                                 MID CAP GROWTH FUND
     Commander                              36,361           $9.74        Commander                           81,282          $8.67
     Diversifier II                        961,997          $33.92        Diversifier II                   1,310,821         $18.58
     Pennant Select                        307,326           $9.75        Pennant Select                     459,304          $8.67

GROWTH EQUITY FUND                                                   MID CAP VALUE FUND
     Commander                             122,879           $9.66        Commander                           19,960         $12.71
     Diversifier II - Qualified          1,638,918          $65.25        Diversifier II                   1,636,891         $16.27
     Diversifier II - Non-Qualified        632,835          $64.72        Pennant Select                     313,293         $12.72
     Pennant Select                      1,340,612           $9.67

LARGE CAP VALUE FUND                                                 BALANCED PORTFOLIO
     Commander                              37,505          $10.91        Commander                           60,723         $12.50
     Diversifier II                      3,228,429          $44.86        Diversifier II                   1,865,066         $21.42
     Pennant Select                        735,916          $10.92        Pennant Select                     625,675         $12.51

FLEXIBLY MANAGED FUND                                                EQUITY INCOME PORTFOLIO
     Commander                              62,964          $12.71        Commander                           61,224         $11.26
     Diversifier II                      3,500,263          $75.31        Diversifier II                   3,117,394         $21.10
     Pennant Select                      1,115,704          $12.72        Pennant Select                     904,527         $11.27

INTERNATIONAL EQUITY FUND                                            GROWTH PORTFOLIO
     Commander                              77,062          $11.29        Commander                          138,303         $11.90
     Diversifier II                      3,568,406          $24.64        Diversifier II                   5,391,217         $28.06
     Pennant Select                        817,962          $11.30        Pennant Select                   2,005,846         $11.91

SMALL CAP VALUE FUND                                                 ASSET MANAGER PORTFOLIO
     Commander                              28,569          $10.93        Commander                           24,490         $10.40
     Diversifier II                      1,511,552          $15.76        Diversifier II                   1,222,300         $17.79
     Pennant Select                        422,650          $10.94        Pennant Select                     317,542         $10.41

EMERGING GROWTH FUND                                                 EMERGING MARKETS (INT'L) PORTFOLIO
     Commander                              72,912          $19.98        Commander                           14,415         $11.34
     Diversifier II                      1,977,899          $36.76        Diversifier II                   1,014,659          $7.80
     Pennant Select                        874,531          $20.00        Pennant Select                     287,968         $11.35

                                                                B-19


Note 5. Financial Highlights

     Account III is a funding vehicle for a number of variable annuity products, which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

     The following table was developed by determining which products offered within Account III have the lowest and highest total return. Only product designs within each sub-account that has units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered within
Account III as contract owners may not have selected all available and applicable contract options.

                                                   At December 31, 2001                  For the Year Ended December 31, 2001
                                          ---------------------------------------- ------------------------------------------------
                                                                                   Investment
                                           Units                    Net Assets      Income     Expense Ratio
                                          (000s)   Unit Fair Value    (000s)      Ratio (%)*       (%)**        Total Return (%)***
                                          ---------------------------------------- ------------------------------------------------
Money Market Fund                           3,608   11.08 to 22.53    54,542           3.75%     1.25 to 1.40       2.54 to 2.70

Quality Bond Fund                           3,313   11.71 to 25.90    57,852           5.51%     1.25 to 1.40       7.10 to 7.56

High Yield Bond Fund                        1,541   10.27 to 35.82    38,243           9.17%     1.25 to 1.40       5.44 to 5.60

Growth Equity Fund                          4,091    7.11 to 48.11   102,941           0.02%     1.25 to 1.40    (26.38) to (26.27)

Large Cap Value Fund                        4,354   10.50 to 43.24   138,941           1.24%     1.25 to 1.40     (3.76) to (3.61)

Flexibly Managed Fund                       6,367   13.82 to 82.03   313,512           2.80%     1.25 to 1.40       8.75 to 8.92

International Equity Fund                   4,155    8.00 to 17.49    62,193           1.76%     1.25 to 1.40    (29.12) to (29.02)

Small Cap Value Fund                        2,784   12.58 to 18.17    45,012           0.10%     1.25 to 1.40    (15.30) to (15.12)

Emerging Growth Fund                        2,941   16.58 to 30.55    72,857           0.00%     1.25 to 1.40    (17.01) to (16.88)

Limited Maturity Bond                         723   11.18 to 13.82     9,199           4.43%     1.25 to 1.40     (5.31) to (5.15)

Index 500 Fund                              7,187    9.25 to 14.29    87,009           1.12%     1.25 to 1.40    (13.21) to (12.97)

Mid Cap Growth Fund                         2,501    6.14 to 13.19    23,836           0.00%     1.25 to 1.40    (29.11) to (29.01)

Mid Cap Value Fund                          2,455   12.14 to 15.56    35,381           0.72%     1.25 to 1.40     (4.51) to (4.37)

Balanced Portfolio                          2,539   10.68 to 18.33    38,326           1.93%     1.25 to 1.40    (14.56) to (14.44)

Equity Income Portfolio                     4,457   10.55 to 19.80    73,821           1.68%     1.25 to 1.40     (6.28) to (6.14)

Growth Portfolio                            7,702    9.66 to 22.82   136,092           0.08%     1.25 to 1.40    (18.79) to (18.67)

Asset Manager Portfolio                     1,472    9.83 to 16.85    21,288           4.45%     1.25 to 1.40     (5.42) to (5.28)

Emerging Markets Equity (Int'l) Portfolio   1,262    7.20 to 10.47    10,373           0.00%     1.25 to 1.40     (7.79) to (7.65)

*    These ratios represent the dividends, excluding distributions of capital gains, received by the underlying sub-accounts within
     Account III, net of management fees and expenses assessed by the fund manager, divided by the average assets of the respective sub-accounts. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reduction in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying funds in which the sub-accounts invest.

**   These ratios represent the annualized contract expenses of the sub-account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values.
     Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying sub-account are excluded.

***  These ratios represent the total return for the period indicated, including changes in the value of the underlying sub-account, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated through the end of the reporting period.

                                                                B-20

                          INDEPENDENT AUDITOR'S REPORT



The Penn Mutual Life Insurance Company and Contract
   Owners of Penn Mutual Variable Annuity Account III


We have audited the statement of assets and liabilities of the Penn Mutual Variable Annuity Account III comprising the Money Market Fund, Quality Bond Fund, High Yield Bond Fund, Growth Equity Fund, Large Cap Value Fund, Flexibly Managed Fund, International Equity Fund, Small Cap Value Fund, Emerging Growth Fund, Limited Maturity Bond Fund, Index 500 Fund, Mid Cap Growth Fund, Mid Cap Value Fund, Balanced Portfolio, Equity Income Portfolio, Growth Portfolio, Asset Manager Portfolio and Emerging Markets Equity (Int'l) Portfolio (collectively, the "Subaccounts") as of December 31, 2001 and the related statement of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the management of Penn Mutual Variable Annuity
Account III. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Subaccounts constituting the Penn Mutual Variable Annuity Account III as of December 31, 2001, the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.


                                                           /s/ ERNST & YOUNG LLP


Philadelphia, Pennsylvania
April 5, 2002

--------------------------------------------------------------------------------
             THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                           CONSOLIDATED BALANCE SHEETS
--------------------------------------------------------------------------------


AS OF DECEMBER 31,                                       2001            2000
--------------------------------------------------------------------------------
(IN THOUSANDS)

ASSETS

Debt securities, at fair value                        $ 4,674,275    $ 4,760,084
Equity securities, at fair value                           38,423          4,132
Mortgage loans on real estate                               6,211         17,528
Real estate, net of accumulated depreciation               17,753         18,641
Policy loans                                              670,471        652,564
Short-term investments                                     28,474          5,146
Other invested assets                                     164,898        192,209
                                                      -----------    -----------
         Total investments                              5,600,505      5,650,304

Cash and cash equivalents                                  49,358         21,384
Investment income due and accrued                          94,700         93,761
Deferred acquisition costs                                537,912        535,237
Amounts recoverable from reinsurers                       272,887        244,003
Broker/dealer receivables                               1,610,159      1,321,752
Other assets                                              136,446        133,303
Separate account assets                                 2,530,600      2,708,272
                                                      -----------    -----------

        TOTAL ASSETS                                  $10,832,567    $10,708,016
                                                      ===========    ===========


LIABILITIES

Reserves for future policy benefits                   $ 2,699,938    $ 2,715,110
Other policyholder funds                                2,445,907      2,584,826
Policyholders' dividends payable                           28,072         28,422
Broker/dealer payables                                  1,197,614        913,483
Accrued income tax payable                                 96,794         78,790
Other liabilities                                         486,842        458,137
Separate account liabilities                            2,530,600      2,708,272
                                                      -----------    -----------

        TOTAL LIABILITIES                               9,485,767      9,487,040
                                                      -----------    -----------


EQUITY

Retained earnings                                       1,259,068      1,162,394
Accumulated other comprehensive income -
     unrealized gains on investments                       87,732         58,582
                                                      -----------    -----------

        TOTAL EQUITY                                    1,346,800      1,220,976
                                                      -----------    -----------

            TOTAL LIABILITIES AND EQUITY              $10,832,567    $10,708,016
                                                      ===========    ===========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
             THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         CONSOLIDATED INCOME STATEMENTS
--------------------------------------------------------------------------------

FOR THE YEARS ENDED DECEMBER 31,                            2001            2000          1999
--------------------------------------------------------------------------------------------------
REVENUES

Premium and annuity considerations                       $   117,021    $   129,158    $   130,516
Policy fee income                                            149,186        146,200        131,709
Net investment income                                        422,918        449,021        431,222
Net realized capital  (losses)/gains                          (7,622)        (8,256)           803
Broker/dealer fees and commissions                           361,657        478,321        395,483
Other income                                                  22,571         26,825         24,895
                                                         -----------    -----------    -----------

TOTAL REVENUE                                              1,065,731      1,221,269      1,114,628
                                                         -----------    -----------    -----------


BENEFITS AND EXPENSES

Benefits paid to policyholders and beneficiaries             409,209        409,207        429,791
Policyholder dividends                                        57,155         56,846         56,603
Decrease in reserves for future policy benefits              (47,191)       (42,184)       (54,080)
General expenses                                             245,362        270,328        238,603
Broker/dealer sales expense                                  202,370        258,340        216,712
Amortization of deferred acquisition costs                    56,105         72,495         52,668
                                                         -----------    -----------    -----------

TOTAL BENEFITS AND EXPENSES                                  923,010      1,025,032        940,297
                                                         -----------    -----------    -----------

INCOME FROM CONTINUING OPERATIONS
BEFORE INCOME TAXES                                          142,721        196,237        174,331
                                                         -----------    -----------    -----------

Income taxes:
   Current                                                    44,567         49,503         45,928
   Deferred                                                    2,544          8,238         20,396
                                                         -----------    -----------    -----------

INCOME TAX EXPENSE                                            47,111         57,741         66,324
                                                         -----------    -----------    -----------

INCOME FROM CONTINUING OPERATIONS                             95,610        138,496        108,007
                                                         -----------    -----------    -----------


DISCONTINUED OPERATIONS
Income (loss) from operations of discontinued segment
     (net of income taxes of $567, $104, and $(2,137))         1,064            194         (3,968)
Loss on sale of discontinued operations (less
     applicable income tax benefit of $13,181)                    --             --        (24,480)
                                                         -----------    -----------    -----------

          NET INCOME                                     $    96,674    $   138,690    $    79,559
                                                         ===========    ===========    ===========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
             THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY
--------------------------------------------------------------------------------

                                                  ACCUMULATED
                                                     OTHER
                                                 COMPREHENSIVE    RETAINED       TOTAL
                                                 INCOME/(LOSS)    EARNINGS       EQUITY
-----------------------------------------------------------------------------------------
(IN THOUSANDS)
BALANCE AT JANUARY 1, 1999                       $   197,139    $   944,145   $ 1,141,284

Net income for 1999                                       --         79,559        79,559
Other comprehensive loss, net of tax
   Unrealized depreciation of securities,
    net of reclassification adjustments             (230,537)            --      (230,537)
                                                                              -----------
Comprehensive Loss                                                               (150,978)
                                                 -----------    -----------   -----------
BALANCE AT DECEMBER 31, 1999                         (33,398)     1,023,704       990,306


Net income for 2000                                       --        138,690       138,690
Other comprehensive income, net of tax
        Unrealized appreciation of securities,
        net of reclassification adjustments           91,980             --        91,980
                                                                              -----------
Comprehensive Income                                                              230,670
                                                 -----------    -----------   -----------
BALANCE AT DECEMBER 31, 2000                          58,582      1,162,394     1,220,976


Net income for 2001                                                  96,674        96,674
Other comprehensive income, net of tax
   Unrealized appreciation of securities,
   net of reclassification adjustments                29,150             --        29,150
                                                                              -----------
Comprehensive Income                                                              125,824
                                                 -----------    -----------   -----------
BALANCE AT DECEMBER 31, 2001                     $    87,732    $ 1,259,068   $ 1,346,800
                                                 ===========    ===========   ===========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
             THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
--------------------------------------------------------------------------------

FOR THE YEARS ENDED DECEMBER 31,                                              2001           2000          1999
-------------------------------------------------------------------------------------------------------------------
(IN THOUSANDS)
                     CASH FLOWS FROM OPERATING ACTIVITIES

Net income                                                                $    96,674    $   138,690    $    79,559
Adjustments to reconcile net income to net cash provided by operations:
  Capitalization of acquisition costs                                         (81,488)       (92,100)       (78,644)
  Amortization of deferred acquisition costs                                   56,105         72,495         52,668
  Policy fees on universal life and investment contracts                      (84,662)       (82,557)       (80,456)
  Interest credited on universal life and investment contracts                125,601        130,473        132,213
  Depreciation and amortization                                                  (658)         4,440          6,294
  Net realized capital losses/(gains)                                           7,622          8,256           (803)
  Net realized loss on sale of discontinued operations                             --             --         37,661
  (Increase)/decrease in investment income due and accrued                       (939)        (4,507)        14,954
  (Increase) in amounts recoverable from reinsurers                           (28,884)       (23,156)       (18,419)
  (Decrease) in reserves for future policy benefits                           (15,172)       (20,499)       (25,710)
  Increase/(decrease) in accrued income tax payable                             2,350         (2,684)        13,222
  Other, net                                                                   15,952        (15,259)        (4,142)
                                                                          -----------    -----------    -----------

     NET CASH PROVIDED BY OPERATING ACTIVITIES                                 92,501        113,592        128,397
                                                                          -----------    -----------    -----------


                     CASH FLOWS FROM INVESTING ACTIVITIES

SALE OF INVESTMENTS:
  Debt securities available for sale                                        1,560,313      2,310,160      1,624,576
  Equity securities                                                            36,388         39,963         12,003
  Real estate                                                                      --            366            853
  Other                                                                         1,658            376          3,884

MATURITY AND OTHER PRINCIPAL REPAYMENTS:
  Debt securities available for sale                                          245,517        335,882        415,888
  Mortgage loans                                                               11,287          7,949         17,596
  Other                                                                        11,528          6,768          3,963


COST OF INVESTMENTS ACQUIRED:
  Debt securities available for sale                                       (1,603,699)    (2,541,312)    (1,752,394)
  Equity securities                                                           (71,112)       (36,824)       (12,097)
  Real estate                                                                     (23)           (97)        (1,366)
  Other                                                                       (27,219)       (41,109)       (39,139)


Change in policy loans, net                                                   (17,907)       (10,144)        (4,044)
(Increase)/decrease in short-term investments, net                            (23,328)         1,788         (5,910)
Purchases of furniture and equipment, net                                     (15,529)        (9,629)       (10,900)
Sale of discontinued operations                                                    --             --       (160,332)
                                                                          -----------    -----------    -----------

     NET CASH PROVIDED BY INVESTING ACTIVITIES                                107,874         64,137         92,581
                                                                          -----------    -----------    -----------

                                  - CONTINUED -

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
             THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                CONSOLIDATED STATEMENTS OF CASH FLOWS - CONTINUED
--------------------------------------------------------------------------------

FOR THE YEARS ENDED DECEMBER 31,                               2001         2000        1999
-----------------------------------------------------------------------------------------------
(IN THOUSANDS)

                    CASH FLOWS FROM FINANCING ACTIVITIES

Deposits for universal life and investment contracts        $ 629,427    $ 643,805    $ 605,568
Withdrawals from universal life and investment contracts     (704,560)    (747,843)    (641,296)
Transfers to separate accounts                               (101,281)     (67,992)    (146,981)
Issuance/(repayment) of debt                                    8,289     (110,750)     167,228
(Increase)/decrease in net broker dealer receivables           (4,276)      88,954     (192,484)
                                                            ---------    ---------    ---------

     NET CASH USED BY FINANCING ACTIVITIES                   (172,401)    (193,826)    (207,965)
                                                            ---------    ---------    ---------

     NET INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS      27,974      (16,097)      13,013

CASH AND CASH EQUIVALENTS
     Beginning of the year                                     21,384       37,481       24,468
                                                            ---------    ---------    ---------
     END OF THE YEAR                                        $  49,358    $  21,384    $  37,481
                                                            =========    =========    =========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
             THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
-----------------------------------------------
ORGANIZATION AND BASIS OF PRESENTATION
The Penn Mutual Life Insurance Company was founded and commenced business in 1847 as a mutual life insurance company. The Company concentrates primarily on the sale of individual life insurance and annuity products. The primary products that the Company currently markets are traditional whole life, term life, universal life, variable universal life, immediate annuities and deferred annuities, both fixed and variable. The Company markets its products through a network of career agents, independent agents, and independent marketing organizations. The Company is also involved in the broker-dealer business which offers a variety of investment products and services and is conducted through the Company's non-insurance subsidiaries. The Company sells its products in all fifty states and the District of Columbia.

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States and include the accounts of The Penn Mutual Life Insurance Company, its wholly owned life insurance subsidiary, The Penn Insurance and Annuity Company ("PIA"), and non-insurance subsidiaries (principally broker/dealer and investment advisory subsidiaries) (the "Company"). All significant intercompany accounts and transactions have been eliminated in consolidation.

NEW ACCOUNTING PRONOUNCEMENTS
Effective January 1, 2001, the Company adopted Statement of Financial Accounting Standards (SFAS) No. 133, "Accounting for Derivative Instruments and Hedging Activities." SFAS No. 133, as amended, standardizes the accounting for derivative instruments, including certain derivative instruments embedded in other contracts. SFAS 133 requires that all derivative instruments be carried at fair value. Upon adoption, the provisions of SFAS No. 133 were applied prospectively. The consolidated financial statement impact resulting from the adoption of SFAS No. 133 did not have a material effect on the Company's financial condition or results of operations.

During 2001, the Company adopted EITF 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets," which applies to interests in securitized financial assets of less than high credit quality. EITF 99-20 requires that income be recognized using the effective yield method based upon estimated cash flows. The effective yield is recalculated when there is an adverse or favorable change in estimated cash flows and the impact is applied prospectively to income over the remaining life of the security. When there has been an adverse change in estimated cash flows and the fair value of the security is less than the carrying value, the security is deemed other-than-temporarily impaired and is written down to fair value. The initial adoption of EITF 99-20 did not have a material effect on the Company's financial condition or results of operations.

In June 2001, the FASB issued Statement of Financial Accounting Standards (SFAS) No. 141 "Business Combinations" and SFAS No. 142, "Goodwill and Intangible Assets." SFAS No. 141, among other things, changes the criteria to recognize intangible assets apart from goodwill. SFAS No. 142 requires that goodwill and intangible assets that have indefinite useful lives no longer be amortized but rather be tested at least annually for impairment. Intangible assets with finite useful lives will continue to be amortized over their useful lives. SFAS Nos. 141 and 142 are effective for the Company on January 1, 2002. The adoption of these standards is not expected to have a. material effect on the Company's financial condition or results of operations.

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

INVESTMENTS
Debt securities (bonds, notes, redeemable preferred stocks and mortgage and asset-backed securities) which might be sold prior to maturity are classified as available for sale. These securities are carried at fair value, with the change in unrealized gains and losses reported in other comprehensive income. Income on debt securities is recognized using the effective yield method. For loan and asset-backed securities of high credit quality, changes in expected cash flows are recognized on the retrospective adjustment method. For structured securities where the possibility of credit loss is other than remote, changes in expected cash flows are recognized on the prospective method over the remaining life of the securities. Cash flow assumptions for loan and asset-backed and structured securities are obtained from broker dealer survey values or internal estimates consistent with the current interest rate and economic environments. These assumptions represent the Company's best estimate of the amount and timing of estimated principal and interest cash flows based on current information and events that a market participant would use in determining the current fair value of the security.

Equity securities are classified as available for sale and carried at fair value. Dividends on equity securities are credited to income on their ex-dividend dates.

The Company regularly evaluates the carrying value of debt and equity securities based on current economic conditions, past credit loss experience, estimated future cash flows, and other circumstances of the investee. A decline in a security's fair value that is deemed to be other than temporary is treated as a realized loss and a reduction in the cost basis of the security.

Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances on impaired loans are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or the collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the measurement method used is collateral value.

Policy loans are carried at the unpaid principal balances.

Short-term investments include securities purchased with a maturity date of 90 days to less than one year. Short-term investments are valued at cost.

Other invested assets primarily include limited partnerships which are carried at fair value. Income from these partnerships is recognized using the cost method.

Realized gains and losses are determined by specific identification and are included in income on the trade date, net of amortization of deferred acquisition costs. Unrealized gains and losses, net of appropriate taxes and amortization of deferred acquisition costs, are accounted for as a separate component of other comprehensive income.

DERIVATIVES
The Company utilizes various financial instruments, such as interest rate swaps and financial futures to hedge against interest rate fluctuation. These derivatives are carried at fair value and are classified in other invested assets in the Consolidated Balance Sheet. The Company's derivative transactions have been designated and have qualified as fair value hedges. Changes in both the fair value of the derivative and the fair value of the hedged item attributable to the hedged risk are recognized currently as realized gains or losses with the change in the fair value of the hedged item also recognized as an adjustment to its cost basis. During 2001, the Company used Treasury Note futures and interest rate swaps as fair value hedging instruments to manage interest rate exposure related to investments in debt securities. The Company recognized a realized gain of $208 in 2001 related to the ineffectiveness of its derivative transactions.

CASH AND CASH EQUIVALENTS
Cash and cash equivalents include cash on hand, money market instruments and other debt securities purchased with a maturity of 90 days or less.

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

OTHER ASSETS
Property and equipment and leasehold improvements are stated at cost, less accumulated depreciation and amortization. Depreciation is calculated using the straight-line method over the estimated useful lives of the related assets. Amortization of leasehold improvements is calculated using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements. Accumulated depreciation and amortization on property and equipment and leasehold improvements was $60,248 and $55,884 at December 31, 2001 and 2000, respectively. Related depreciation and amortization expense was $9,991, $8,835, and $8,441 for the years ended December 31, 2001, 2000 and 1999 respectively.

Goodwill represents the excess of the cost of the businesses acquired over the fair value of their net assets. These costs are amortized on a straight-line basis over not more than 40 years and are included in other assets in the Consolidated Balance Sheets. Unamortized goodwill included in other assets amounted to $15,493 and $15,999 at December 31, 2001 and 2000, respectively. Goodwill amortization was $506, $1,229, and $1,008 for 2001, 2000 and 1999 respectively.

DEFERRED ACQUISITION COSTS
Costs of acquiring new insurance and annuity contracts, which vary with and are primarily related to the production of new business, have been deferred to the extent that such costs are deemed recoverable from future gross profits. Such costs include commissions, certain costs of policy issuance and underwriting, and certain variable agency expenses.

Deferred acquisition costs related to participating traditional and universal life insurance policies and annuity products without mortality risk that include significant surrender charges are being amortized over the lesser of the estimated or actual contract life in proportion to estimated gross profits arising principally from interest, mortality and expense margins and surrender charges. The effects on amortization of deferred acquisition costs of revisions to estimated gross profits are reflected in earnings in the period such estimated gross profits are revised. Deferred acquisition costs are reviewed to determine that the unamortized portion of such costs is recoverable from future estimated gross profits. Certain costs and expenses reported in the consolidated income statements are net of amounts deferred.

SEPARATE ACCOUNTS
Separate Account assets and liabilities represent segregated funds administered and invested by the Company primarily for the benefit of variable life insurance policyholders and annuity and pension contractholders, including certain of the Company's benefit plans. The value of the assets in the Separate Accounts reflects the actual investment performance of the respective accounts and is not guaranteed by the Company. The carrying value for Separate Account assets and liabilities approximates the fair value of the underlying assets.

INSURANCE LIABILITIES AND REVENUE RECOGNITION
PARTICIPATING TRADITIONAL LIFE AND LIFE CONTINGENT ANNUITY PRODUCTS
Future policy benefits include reserves for participating traditional life insurance and life contingent annuity products and are established in amounts adequate to meet the estimated future obligations of the policies in force.

Liabilities for participating traditional life products are computed using the net level premium method, using assumptions for investment yields, mortality, morbidity and withdrawals, which are consistent with the dividend fund interest rate and mortality rates used in calculating cash surrender values. Interest rate assumptions used in the calculation of the liabilities for participating traditional life products ranged from 2.25% to 4.5%. Premiums are recognized as income when due. Death and surrender benefits are reported in expense as incurred.

Liabilities for life contingent annuity products are computed by estimating future benefits and expenses. Assumptions are based on Company experience projected at the time of policy issue, with provision for adverse deviations. Interest rate assumptions range from 2.25% to 13.25%. Premiums are recognized as income as they are received. Death and surrender benefits are reported in expense as incurred.

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

UNIVERSAL LIFE PRODUCTS AND OTHER ANNUITY PRODUCTS
Other policyholder funds represent liabilities for universal life and investment-type annuity products. The liabilities for these products are based on the contract account value which consists of deposits received from customers and investment earnings on the account value, less administrative and expense charges. The liability for universal life products is also reduced by mortality charges. Liabilities for the non-life contingent annuity products are computed by estimating future benefits and expenses. Assumptions are based on Company experience projected at the time of policy issue. Interest rate assumptions range from 2.0% to 11.25%.

Contract charges assessed against account value for universal life and investment-type annuities are reflected as policy fee income in revenue. Interest credited to account values and universal life benefit claims in excess of fund values are reflected as benefit expense. Sales inducements credited to customer accounts are deferred and recognized as benefit expense over the estimated life of the contract in proportion to future estimated gross profits.

POLICYHOLDERS' DIVIDENDS
The majority of the Company's insurance products have been issued on a participating basis. As of December 31, 2001, participating insurance expressed as a percentage of insurance in force is 93%, and as a percentage of premium income is 91%. The amount of policyholders' dividends to be paid is approved annually by the Board of Trustees. The aggregate amount of policyholders' dividends is calculated based on actual interest, mortality, morbidity and expense experience for the year and on management's judgment as to the appropriate level of equity to be retained by the Company. The carrying value of this liability approximates the earned amount and fair value at December 31, 2001.

BROKER/DEALER REVENUE RECOGNITION
Broker-dealer transactions in securities and listed options, including related commission revenue and expense, are recorded on a settlement-date basis. There would be no material effect on the financial statements if such transactions were recorded on a trade-date basis.

FEDERAL INCOME TAXES
The Company files a consolidated federal income tax return with its life and non-life insurance subsidiaries. Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are established to reflect the impact of temporary differences between the amount of assets and liabilities recognized for financial reporting purposes and such amounts recognized for tax purposes. These deferred tax assets or liabilities are measured by using the enacted tax rates expected to apply to taxable income in the period in which the deferred tax liabilities or assets are expected to be settled or realized.

REINSURANCE
In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers under excess coverage and coinsurance contracts. The Company has set its retention limit for acceptance of risk on life insurance policies at various levels up to $2,000.

Insurance liabilities are reported before the effects of reinsurance. Reinsurance receivables (including amounts related to insurance liabilities) are reported as assets. Estimated reinsurance receivables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.

USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and notes to the consolidated financial statements. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

2. INVESTMENTS:
---------------

DEBT SECURITIES
The following tables summarize the Company's investment in debt securities, including redeemable preferred stocks. All debt securities are classified as available for sale and are carried at fair value. Amortized cost is net of cumulative writedowns for other than temporary declines in value of $41,265 and $16,366 as of December 31, 2001 and 2000, respectively

                                                             DECEMBER 31, 2001
                                             -------------------------------------------------
                                                            GROSS         GROSS
                                              AMORTIZED   UNREALIZED   UNREALIZED     FAIR
                                                COST        GAINS        LOSSES       VALUE
                                             ----------   ----------   ----------   ----------
U.S. Treasury securities and U.S.
     Government and agency securities        $  158,696   $    8,516   $       --      167,212
Foreign governments                              19,954        2,259           --       22,213
Corporate securities                          2,473,923      108,753       61,523    2,521,153
Mortgage and other asset-backed securities    1,866,830      101,748        4,996    1,963,582
                                             ----------   ----------   ----------   ----------
     Total bonds                              4,519,403      221,276       66,519    4,674,160

Redeemable preferred stocks                         120           --            5          115
                                             ----------   ----------   ----------   ----------
     TOTAL                                   $4,519,523   $  221,276   $   66,524   $4,674,275
                                             ==========   ==========   ==========   ==========


                                                             DECEMBER 31, 2000
                                             -------------------------------------------------
                                                            GROSS         GROSS
                                              AMORTIZED   UNREALIZED   UNREALIZED     FAIR
                                                COST        GAINS        LOSSES       VALUE
                                             ----------   ----------   ----------   ----------
U.S. Treasury securities and U.S.
     Government and agency securities        $  311,509   $    5,716   $    5,804   $  311,421
Foreign governments                              19,902        1,854           --       21,756
Corporate securities                          2,460,179       91,383       89,895    2,461,667
Mortgage and other asset-backed securities    1,912,491       64,967       12,439    1,965,019
                                             ----------   ----------   ----------   ----------
     Total bonds                              4,704,081      163,920      108,138    4,759,863

Redeemable preferred stocks                         240           --           19          221
                                             ----------   ----------   ----------   ----------
     TOTAL                                   $4,704,321   $  163,920   $  108,157   $4,760,084
                                             ==========   ==========   ==========   ==========

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

The following table summarizes the amortized cost and fair value of debt securities, including redeemable preferred stocks, as of December 31, 2001 by contractual maturity.

                                              AMORTIZED
Years to maturity:                              COST      FAIR VALUE
                                             ----------   ----------
One or less                                  $  147,462   $  164,528
After one through five                          495,482      528,972
After five through ten                          828,205      842,803
After ten                                     1,181,424    1,174,275
Mortgage and other asset-backed securities    1,866,830    1,963,582
                                             ----------   ----------
     Total bonds                              4,519,403    4,674,160
Redeemable preferred stocks                         120          115
                                             ----------   ----------
     TOTAL                                   $4,519,523   $4,674,275
                                             ==========   ==========

Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage and other asset-backed securities are presented separately in the maturity schedule due to the potential for prepayment. The weighted average life of these securities is 5.9 years.

At December 31, 2001, the Company held $1,963,582 in mortgage and other asset-backed securities. The structured securities portfolio consists of commercial and residential mortgage pass-through holdings totaling $1,481,314 and securities backed by credit card receivables, auto loans, home equity and manufactured housing loans totaling $482,268. These securities follow a structured principal repayment schedule and the vast majority are of high credit quality. Securities totaling $1,631,759 are rated AAA and include $33,097 of interest-only tranches. As of December 31, 2001 and 2000, the Company's investments included $243,325 and $331,856, respectively, of the tranches retained from the 1996 securitization of the Company's commercial mortgage loan portfolio. These investments represented 18% and 27% of equity at December 31, 2001 and 2000, respectively.

At December 31, 2001, the largest industry concentration of the Company's portfolio was investments in the utility industry of $655,728 representing 14% of the total debt portfolio.

Proceeds during 2001, 2000 and 1999 from sales of available-for-sale securities were $1,560,313, $2,323,718, and $1,623,191, respectively. Gross gains and gross losses realized on those sales were $49,864 and $44,670, respectively, during 2001, $27,008 and $41,195, respectively, during 2000, and $18,843 and $17,702, respectively, during 1999.

The Company's investment portfolio of debt securities is predominantly comprised of investment grade securities. At December 31, 2001 and 2000, debt securities with amortized cost totaling $351,726 and $177,104, respectively, were less than investment grade. At December 31, 2001 and 2000, the Company held no securities which were to be restructured pursuant to commenced negotiations. The Company did not hold any debt securities which were non-income producing for the preceding twelve months as of December 31, 2001 and 2000.

EQUITY SECURITIES
During 2001, 2000 and 1999, the proceeds from sales of equity securities amounted to $36,388, $39,963, and $12,003, respectively. The gross gains and gross losses realized on those sales were $1,430 and $840, $3,872 and $833, and $89 and $352 for 2001, 2000 and 1999, respectively.

The cost basis of equity securities is $38,038 and $2,724 as of December 31, 2001 and 2000, respectively. The equity securities have unrealized gains of $385 and $1,408 as of December 31, 2001 and 2000, respectively.

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

OTHER
Investments on deposit with regulatory authorities as required by law were $6,357 and $6,424 at December 31, 2001 and 2000, respectively.

3. INVESTMENT INCOME AND CAPITAL GAINS:
---------------------------------------
The following table summarizes the sources of investment income, excluding investment gains/(losses), for the year ended December 31.

                                               2001        2000        1999
                                             --------    --------    --------
Debt securities                              $362,519    $366,177    $385,963
Equity securities                               2,642         248         311
Mortgage loans                                  2,124       2,129       2,706
Real estate                                     2,209       2,209       2,209
Policy loans                                   45,684      42,562      39,371
Short-term investments                          2,734       2,158         830
Other invested assets                          12,641      41,554      17,446
                                             --------    --------    --------
Gross investment income                       430,553     457,037     448,836
      Less: Investment expense                  5,946       7,280      11,104
      Less: Discontinued operations             1,689         736       6,510
                                             --------    --------    --------
Investment income, net                       $422,918    $449,021    $431,222
                                             ========    ========    ========

The following table summarizes net realized capital gains/(losses) on investments for the year ended December 31.


                                               2001        2000        1999
                                             --------    --------    --------
Debt securities                              $  5,194    $(14,187)   $ (4,506)
Equity securities                                 590       3,039        (263)
Mortgage loans                                    (31)      1,500       2,300
Real estate                                       (28)      4,366         173
Other invested assets                         (13,630)     (4,721)      2,430
Amortization of deferred acquisition costs        283       1,747         669
                                             --------    --------    --------
Net realized (losses)/gains                  $ (7,622)   $ (8,256)   $    803
                                             ========    ========    ========

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

The following table summarizes the change in unrealized gains/(losses) for investments carried at fair value which are reflected in other comprehensive income for the year ended December 31.


                                                     2001        2000          1999
                                                  ---------    ---------    ---------
Unrealized gains/(losses):
     Debt securities                              $  98,989    $ 149,651    $(477,036)
     Equity securities                               (1,023)         283          (43)
     Other                                          (32,738)      25,090        5,555
                                                  ---------    ---------    ---------
                                                     65,228      175,024     (471,524)
                                                  ---------    ---------    ---------

Less:
     Deferred policy acquisition costs              (20,424)     (33,489)     117,050
     Deferred income taxes                          (15,654)     (49,555)     123,937
                                                  ---------    ---------    ---------
Net change in unrealized gains/(losses)           $  29,150    $  91,980    $(230,537)
                                                  =========    =========    =========




The following table sets forth the reclassification adjustment required to avoid double-counting in comprehensive income items that are included as part of net income for a period that also had been part of other comprehensive income in earlier periods:

RECLASSIFICATION ADJUSTMENTS                         2001         2000         1999
                                                  ---------    ---------    ---------
Unrealized holding gains/(losses) arising
     during period                                $  26,113    $ 101,844    $(255,859)
 Reclassification adjustment for gains included
     in net income                                   (3,037)       9,864      (25,322)
                                                  ---------    ---------    ---------
Unrealized gains/(losses) on investments, net
    of reclassification adjustment                $  29,150    $  91,980    $(230,537)
                                                  =========    =========    =========

Reclassification adjustments reported in the above table for the years ended December 31, 2001, 2000 and 1999 are net of income tax expense/(benefits) of $1,635, $(5,311), and $13,635, respectively, and $1,480, $(7,581), and $11,760, respectively, relating to the effects of such amounts on deferred acquisition costs/(benefits).

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

4. FAIR VALUE INFORMATION:
--------------------------
The following table summarizes the carrying value and fair value of the Company's financial instruments as of December 31, 2001 and 2000.

                                                     2001                    2000
                                          -----------------------   -----------------------
                                            CARRYING     FAIR        CARRYING      FAIR
                                             VALUE       VALUE        VALUE        VALUE
                                          ----------   ----------   ----------   ----------
FINANCIAL ASSETS:
   Debt securities, available for sale    $4,674,275   $4,674,275   $4,760,084   $4,760,084
   Equity securities
        Common stock                             517          517          133          133
        Non-redeemable preferred stocks       37,906       37,906        3,999        3,999
   Mortgage loans                              6,211        7,967       17,528       18,865
   Policy loans                              670,471      644,378      652,564      629,847
   Short-term investments                     28,474       28,474        5,146        5,146
   Other invested assets                     164,898      164,898      192,209      192,209
   Cash and cash equivalents                  49,358       49,358       21,384       21,384
   Separate account assets                 2,530,600    2,530,600    2,708,272    2,708,272

FINANCIAL LIABILITIES:
   Investment-type contracts
        Individual annuities                 740,569      754,822   $  877,047   $  897,433
        Group annuities                       39,937       41,228       73,939       73,082
        Other policyholder funds             283,577      283,577      336,306      336,306
                                          ----------   ----------   ----------   ----------
  Total policyholder funds                 1,064,083    1,079,627    1,287,292    1,306,821
  Policyholder's dividends payable            28,072       28,072       28,422       28,422
  Separate account liabilities             2,530,600    2,530,600    2,708,272    2,708,272

The fair values for the Company's investments in debt and equity securities are based on quoted market prices, where available. In situations where market prices are not readily available, primarily private placements, fair values are estimated using a formula pricing method based on fair values of securities with similar characteristics. The fair value of currently performing mortgage loans is estimated by discounting the cash flows associated with the investment, using an interest rate currently offered for similar loans to borrowers with similar credit ratings. Loans with similar credit quality, characteristics and time to maturity are aggregated for purposes of discounted cash flow analysis. Assumptions regarding credit risk, cash flows and discount rates are determined using the available market and borrower-specific information. The fair value of policy loans is calculated by discounting estimated future cash flows using interest rates currently being offered for similar loans. Loans with similar characteristics are aggregated for purposes of the calculations. The estimated fair values for limited partnerships are based on values determined by the partnerships' managing general partners. The carrying values of cash, cash equivalents, short-term investments and separate account assets approximate their fair values. The resulting fair values may not be indicative of the value which could be negotiated in an actual sale.

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

The fair values of the Company's liabilities for individual annuities and certain group annuities are estimated by discounting the cash flows associated with the contracts, using an interest rate currently offered for similar contracts with maturities similar to those remaining for the contracts being valued. The statement values of policyholders' dividends payable and separate account liabilities approximate their fair values.

Currently, disclosure of fair values is not required for all the Company's assets and liabilities. Therefore, presentation of the fair value of a significant portion of assets without a corresponding valuation of liabilities associated with insurance contracts can be misinterpreted. The fair values of liabilities under all of the Company's contracts are considered in the overall management of interest rate risk. The continuing management of the relationship between the maturities of the Company's investments and the amounts payable under insurance contracts reduces the Company's exposure to changing interest rates.

The Company is exposed to interest rate risk on its interest-sensitive products. The Company's investment strategy is designed to minimize interest risk by managing the durations and anticipated cash flows of the Company's assets and liabilities.

The Company utilizes derivatives to achieve its risk management goals. Exposure to risk is monitored and analyzed as part of the Company's asset liability management process, which focuses on risks which impact liquidity, capital, and income. The Company may enter into derivative transactions to hedge exposure to interest rate, credit, liability, currency, and cash flow risks. The Company may use forward contracts, swaps, futures, options, swaptions, caps, floors, collars and options on futures to hedge these risks.

When entering into a derivative transaction, there are several risks, including but not limited to basis risk, credit risk, and market risk. Basis risk is the exposure to loss from imperfectly matched positions, and is monitored and minimized by modifying or terminating the transaction. Credit risk is the exposure to loss as a result of default or a decline in credit rating of a counterparty. Credit risk is addressed by establishing and monitoring guidelines on the amount of exposure to any particular counterparty. Also, the Company requires that an International Swaps and Derivatives Association Master agreement govern most derivative contracts. Market risk is the adverse effect that a change in interest rates, currency rates, implied volatility rates, or a change in certain equity indexes or instruments has on the value of a financial instrument. The Company manages the market risk by establishing and monitoring limits as to the types and degree of risk that may be undertaken.

In the normal course of business, the Company loans securities under arrangements in which collateral is obtained in amounts greater than the current fair value of loaned securities. This collateral is held in the form of cash, cash equivalents or securities issued or guaranteed by the United States Government. The Company is at risk to the extent the value of loaned securities exceeds the value of the collateral obtained. The Company controls this risk by requiring collateral of the highest quality and requiring that additional collateral be deposited when the market value of loaned securities increases in relation to the collateral held or the value of the collateral held decreases in relation to the value of the loaned securities. The Company had loaned securities outstanding of $219,820 and $315,579 as of December 31, 2001 and 2000, respectively.

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

5. INCOME TAXES:
----------------
The Company follows the asset and liability method of accounting for income taxes whereby current and deferred tax assets and liabilities are recognized utilizing currently enacted tax laws and rates. Deferred taxes are adjusted to reflect tax rates at which future tax liabilities or assets are expected to be settled or realized.

Deferred income taxes reflect the impact for financial statement reporting purposes of temporary differences between the financial statement carrying amounts and tax basis of assets and liabilities. The significant temporary differences that give rise to the deferred tax assets and liabilities at December 31 relate to the following:

                                           2001       2000
                                         --------   --------
DEFERRED TAX ASSETS:
   Future policy benefits                $ 88,247   $ 88,190
   Policyholders' dividends payable         9,503      9,888
   Investment losses                       15,226      6,397
   Employee benefit liabilities            31,035     32,183
   Other                                   18,068     17,508
                                         --------   --------
          Total deferred tax asset        162,079    154,166
                                         --------   --------


DEFERRED TAX LIABILITIES:
   Deferred acquisition costs             156,242    149,994
   Unrealized investment gains             47,625     31,974
   Other                                   25,276     21,027
                                         --------   --------
          Total deferred tax liability    229,143    202,995
                                         --------   --------
Net deferred tax liability                 67,064     48,829
Tax currently payable                      29,730     29,961
                                         --------   --------
ACCRUED INCOME TAX PAYABLE               $ 96,794   $ 78,790
                                         ========   ========

The income taxes attributable to consolidated net income are different from the amounts determined by multiplying consolidated net income before income taxes by the expected federal income tax rate. The difference between the amount of tax at the U.S. federal income tax rate of 35% and the consolidated tax provision is summarized as follows:

                                       2001        2000        1999
                                     --------    --------    --------
Tax expense at 35%                   $ 50,524    $ 68,787    $ 45,697
Increase in income taxes resulting
from:
   Differential earnings amount            --          --       3,010
   Dividends received deduction        (3,143)    (13,042)     (1,712)
   Other                                  297       2,100       4,011
                                     --------    --------    --------
INCOME TAX EXPENSE                   $ 47,678    $ 57,845    $ 51,006
                                     ========    ========    ========

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

The make-up of the income tax expense/(benefit) is as follows:

                             2001       2000       1999
                           --------   --------   --------
Continuing operations      $ 47,111   $ 57,741   $ 66,324
Discontinued operations:
   Operations                   567        104     (2,137)
   Sale                          --         --    (13,181)
                           --------   --------   --------
TOTAL INCOME TAX EXPENSE   $ 47,678   $ 57,845   $ 51,006
                           ========   ========   ========

Cash paid for federal income taxes in 2001 and 2000 was $48,500 and $64,922, respectively.

As a mutual life insurance company, the Company is subject to Internal Revenue Code provisions which require mutual, but not stock, life insurance companies to increase each year's taxable income by a Differential Earnings Amount (DEA). This amount is computed by multiplying the Company's average taxable equity base by a prescribed rate, which is intended to reflect the difference between stock and mutual companies' earnings rates.

The Internal Revenue Service has examined the Company's income tax returns through the year 1997. Management believes that an adequate provision has been made for potential assessments.

6. BENEFIT PLANS:
-----------------
The following table summarizes the funded status and accrued benefit cost for the Company's defined benefit plans and other postretirement benefit plans as of December 31:

                                              PENSION BENEFITS         OTHER BENEFITS
                                            --------------------    --------------------
                                              2001        2000        2001        2000
                                            --------    --------    --------    --------
Benefit Obligation                          $(93,345)   $(82,239)   $(18,330)   $(17,854)
Fair value of plan assets                     53,236      58,647          --          --
                                            --------    --------    --------    --------
Funded Status                                (40,109)   $(23,592)   $(18,330)   $(17,854)
                                            ========    ========    ========    ========


Accrued benefit cost recognized in the
   consolidated balance sheet               $(31,681)   $(28,945)   $(39,323)   $(41,838)

The weighted-average assumptions used to measure the actuarial present value of the projected benefit obligation were:

                                              PENSION BENEFITS         OTHER BENEFITS
                                            --------------------    --------------------
                                              2001        2000        2001        2000
                                            --------    --------    --------    --------
Discount rate                                7.25%        7.75%      7.25%        7.75%
Expected return on plan assets               8.00%        8.00%        --           --
Rate of compensation increase                4.50%        5.50%      5.50%        5.50%

At December 31, 2001, the assumed health care cost trend rate used in measuring the accumulated postretirement benefit obligation was 8% for 2002, grading to 5% for 2006. At December 31, 2000, the assumed health care cost trend rate used in measuring the accumulated postretirement benefit obligation was 9% for 2001, grading to 5% for 2006. At December 31, 1999, the assumed health care cost trend rate used in measuring the accumulated postretirement benefit obligation was 8% for 2000, grading to 5% for 2004. Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. During 2000, the Company amended its postretiree health plans to change the level of certain benefits, which reduced the benefit obligation as of December 31, 2000.

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

The contributions made and the benefits paid from the plans were:

                                              PENSION BENEFITS         OTHER BENEFITS
                                            --------------------    --------------------
                                              2001        2000        2001        2000
                                            --------    --------    --------    --------
Benefit cost (savings) recognized in        $ 4,621     $ 4,865     $  (947)    $  (823)
   consolidated income statement
Employer contribution                         1,807       1,781       1,569       1,543
Plan participants' contribution                  --          --          --          --
Benefits paid                                 3,928       3,727       1,569       1,543

The Company maintains four defined contribution pension plans for substantially all of its employees and full-time agents. For two plans, designated contributions of up to 6% or 8% of annual compensation are eligible to be matched by the Company. Contributions for the third plan are based on tiered earnings of full-time agents. The last plan, which covers employees of a subsidiary, are determined on a discretionary basis by the Board of Directors of that subsidiary. For the years ended December 31, 2001, 2000 and 1999, the expense recognized for these plans was $8,131, $14,223, and $11,192, respectively. The fair value of the defined contribution plans' assets at December 31, 2001 and 2000 was $277,029 and $310,051 , respectively.

At December 31, 2001 and 2000, $137,686 and $163,132, respectively, of the plans' assets were invested in the Company's group annuity contracts.

7. REINSURANCE:
---------------
The Company has assumed and ceded reinsurance on certain life and annuity contracts under various agreements. Reinsurance permits recovery of a portion of losses from reinsurers, although the Company remains primarily liable as the direct insurer on all risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of present reinsurers to ensure that amounts due from reinsurers are collectible. The table below highlights the amounts shown in the accompanying financial statements.

                                            ASSUMED     CEDED TO
                              GROSS       FROM OTHER     OTHER          NET
                              AMOUNT      COMPANIES     COMPANIES      AMOUNT
                           -----------   -----------   -----------   -----------
DECEMBER 31, 2001:
  Life Insurance in Force  $39,520,167   $   308,064   $11,799,979   $28,028,252
  Premiums                     145,626            --        27,710       117,916
  Benefits                     443,863            --        33,848       410,015
  Reserves                   5,145,665           180       272,671     4,873,174

DECEMBER 31, 2000:
  Life Insurance in Force  $37,108,237   $   326,027   $10,108,995   $27,325,269
  Premiums                     153,853           --         23,726       130,127
  Benefits                     442,273         7,272        39,636       409,909
  Reserves                   5,299,760           176       243,802     5,056,134

During 1999, the Company had gross premiums of $149,187, assumed premiums of $6,399 and ceded premiums of $16,803 and gross benefits of $455,518, assumed benefits of $15,629 and ceded benefits of $32,705. Reinsurance receivables with a carrying value of $253,919 and $223,386 were associated with a single reinsurer at December 31, 2001 and 2000, respectively.

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

For the years ended December 31, 2001, 2000 and 1999, the above numbers include premiums from discontinued operations of $895, $969 and $8,267, respectively, and benefits from discontinued operations of $806, $702, and $8,651, respectively.

During 1999, the Company decided to exit the Disability Income (DI) line of business and entered into an indemnity reinsurance agreement with Investors' Consolidated Insurance Group (formerly known as Christian Mutual Life Insurance Company) and ACE Bermuda LTD. (the Reinsurers) to cede all of its remaining risk associated with this line. Under the agreement, effective July 1, 1999, the Company agreed to transfer assets with a fair market value of $167,750 to reinsure net liabilities of $139,889. The Company recognized a pre-tax loss of $37,661 on this transaction, including costs of sale. Under the agreement, 95% of the assets and liabilities were transferred to the Reinsurers effective July 1, 1999, and the assets were placed in a trust which names the Company as the beneficiary. As of December 31, 2001 and 2000, the Company had a reinsurance recoverable from the Reinsurers of $178,068 and $155,428, respectively, which was secured by investment grade securities with a market value of $174,226 and $159,915, respectively, held in trust. The remaining 5% of the related assets are being held in an escrow account under the Company's control. Accordingly, reserves for payment of future policy benefits at December 31, 2001 and 2000 include $9,301 and $8,180, respectively, related to the remaining 5% of the business.

As this transaction represented the disposal of a segment of business, the Company modified the presentation in the accompanying income statements to separate the results of operations attributable to this business. Revenue from discontinued operations for the years ended December 31, 2001, 2000 and 1999 were $6,647, $1,809, and $16,855, respectively.

8. DEBT:
--------
The Company's broker-dealer affiliate borrows from banks in connection with the securities settlement process and to finance margin loans made to customers. The Company is required to collateralize amounts borrowed in excess of certain limits. At December 31, 2001, the Company had short-term bank loans of $202,952, of which $134,100 was collateralized by customer-owned securities valued at approximately $186,810. These borrowings are reported in other liabilities on the Consolidated Balance Sheets. The bank loans are demand obligations and generally require interest based on the Federal Funds rate. At December 31, 2001, the weighted average interest rate on these borrowings was 3.61%.

9. COMMITMENTS AND CONTINGENCIES:
---------------------------------
The Company and its subsidiaries are involved in various pending or threatened legal and/or regulatory proceedings arising from the conduct of its business. Most of these proceedings are routine in the ordinary course of business, although some involve extra-contractual damages in addition to other damages. In addition, the regulators within the insurance and brokerage industries continue to focus on market conduct and compliance issues. The Company monitors sales materials and compliance procedures and makes extensive efforts to minimize any potential liabilities in this area. Insurance companies are also subject to assessments, up to statutory limits, by state guaranty funds for losses of policyholders of insolvent insurance companies. In the opinion of management, after consultation with legal counsel and a review of available facts, the outcome of the proceedings and assessments are not likely to have a material adverse effect on the financial position of the Company.

During 2000, the Reinsurers associated with the disposition of the DI line of business failed to perform their obligations required under the reinsurance agreement and notified the Company of their desire to rescind the agreement. The Company has demanded arbitration of the rescission issue and is seeking rulings in arbitration that the Reinsurers are not entitled to rescission. The arbitration proceedings are ongoing; however, based on the information currently available, management is not aware of any facts that would support the rescission remedy sought by the Reinsurers. In addition, the Reinsurers' obligations were secured with assets deposited into trust at closing. Because the Company has access to those assets as a resource with which to pay claims, management does not expect that the Reinsurers' failure to perform is likely to have a material adverse effect on the overall financial position of the Company.

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

The Company, in the ordinary course of business, extends commitments relating to its investment activities. As of December 31, 2001, the Company had outstanding commitments totaling $80,435 relating to these investment activities. The fair value of these commitments approximates the face amount.

10. STATUTORY INFORMATION:
-------------------------
State insurance regulatory authorities prescribe or permit statutory accounting practices for calculating net income and capital and surplus which differ in certain respects from generally accepted accounting principles (GAAP). The significant differences relate to deferred acquisition costs, which are charged to expenses as incurred; federal income taxes, which reflect amounts that are currently taxable; and benefit reserves, which are determined using prescribed mortality, morbidity and interest assumptions, and which, when considered in light of the assets supporting these reserves, adequately provide for obligations under policies and contracts.

Effective January 1, 2001, insurance companies were required to adopt the National Association of Insurance Commissioners' comprehensive guide to Statutory Accounting Principles, the Accounting Practices and Procedures Manual
- version effective January 1, 2001 (referred to as Codification). The impact of adopting Codification was an increase to statutory capital and surplus of $10,949.

The combined insurance companies' statutory capital and surplus at December 31, 2001 and 2000 was $762,405 and $680,308, respectively. The combined insurance companies' net income, determined in accordance with statutory accounting practices, for the years ended December 31, 2001, 2000 and 1999, was $56,776, $122,792, and $76,680, respectively.

REPORT OF INDEPENDENT AUDITORS


The Board of Trustees
The Penn Mutual Life Insurance Company
Philadelphia, Pennsylvania

We have audited the accompanying consolidated balance sheets of The Penn Mutual Life Insurance Company and subsidiaries as of December 31, 2001 and 2000, and the related consolidated income statements, statements of changes in equity, and statements of cash flows for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of The Penn Mutual Life Insurance Company and subsidiaries as of December 31, 2001 and 2000, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States.



                                                  Ernst & Young LLP



Philadelphia, Pennsylvania
January 25, 2002

                                     PART C

                                OTHER INFORMATION

Item 24. Financial Statements and Exhibits

         (a)      Financial Statements included in Part B:

                  Financial Statements of Penn Mutual Variable Annuity Account III:


                  Statement of Assets and Liabilities - December 31, 2001
                  Statement of Operations - December 31, 2001
                  Statement of Changes in Net Assets - For the years ended December 31, 2001 and 2000
                  Notes to Financial Statements
                  Report of Independent Auditors

                  Consolidated Financial Statements of The Penn Mutual Life Insurance Company:

                  Consolidated Balance Sheets for the years ended December 31, 2001 and 2000
                  Consolidated Income Statements for the years ended December 31, 2001, 2000 and 1999
                  Consolidated Statements of Changes in Equity for the years ended December 2001, 2000 and 1999
                  Consolidated Statements of Cash Flows for the years ended December 31, 2001, 2000 and 1999
                  Notes to Consolidated Financial Statements
                  Report of Independent Auditors


         (b)      Exhibits

                  1.  (a)      Resolutions of Executive Committee of Board of Trustees of The Penn Mutual Life Insurance Company
                               authorizing the establishment of the Registrant.  Incorporated herein by reference to Exhibit 1(a)
                               to the Registration Statement of Penn Mutual Variable Annuity Account III (File No. 333-62811), as
                               filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-001504)
                               on September 3, 1998.

                      (b)      Resolutions of Executive Committee of Board of Trustees of the Penn Mutual Life Insurance Company
                               authorizing investments of the Registrant. Incorporated herein by reference to Exhibit 1(b) to
                               Post-Effective Amendment No. 1 to the Registration Statement of Penn Mutual Variable Annuity
                               Account III (File No. 333-62825), as filed with the Securities and Exchange Commission via EDGAR
                               (Accession No. 0000950116-99-000834) on April 27, 1999.

                  2.           Not applicable

                  3. (a)(1)    Sales Support Agreement between The Penn Mutual Life Insurance Company and Horner,
                               Townsend & Kent, Inc., a wholly-owned subsidiary of Penn Mutual.  Incorporated herein by reference to Exhibit 3(a) to Pre-Effective Amendment No. 1 to the Registration Statement of Penn Mutual
                               Variable Annuity Account III (File No. 333-62811), as filed with the Securities and Exchange
                               Commission via EDGAR (Accession No. 0001036050-98-002055) on November 30, 1998.

                      (a)(2)   Schedule I to the Sales Support Agreement between The Penn Mutual Life Insurance Company and
                               Horner, Townsend & Kent, Inc., a wholly-owned subsidiary of Penn Mutual.  Incorporated herein by reference to Exhibit 3(a)(2) to Pre-Effective Amendment No. 1 to Registrant's Registration
                               Statement as filed with the Securities and Exchange Commission via EDGAR (Accession No.
                               0000950116-00-002423) on September 28, 2000.

                      (b)      Form of Distribution Agreement between The Penn Mutual Life Insurance Company and Horner, Townsend
                               & Kent, Inc., a wholly-owned subsidiary of Penn Mutual.  Incorporated herein by reference to
                               Exhibit 3(b) to Pre-Effective Amendment No. 1 to the Registration Statement of Penn Mutual
                               Variable Annuity Account III (File No. 333-62811), as filed with the Securities and Exchange
                               Commission via EDGAR (Accession No. 0001036050-98-002055) on November 30, 1998.

                      (c)      Form of Agent's Agreement relating to broker-dealer supervision.  Incorporated herein by reference to Exhibit 3(c) to the Registration Statement of Penn Mutual Variable Annuity Account III (File
                               No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No.
                               0001036050-98-001504) on September 3, 1998.

                      (d)      Form of Broker-Dealer Selling Agreement (for broker-dealers licensed to sell variable annuity contracts and/or variable life insurance contracts under state insurance laws).  Incorporated herein by reference to Exhibit 3(d) to Pre-Effective Amendment No. 1 to the Registration Statement
                               of Penn Mutual Variable Annuity Account III (File No. 333-62811), as filed with the Securities and
                               Exchange Commission via EDGAR (Accession No. 0001036050-98-002055) on November 30, 1998.

                      (e)      Form of Broker-Dealer Selling Agreement (for broker-dealers with affiliated corporations licensed to sell variable annuity contracts and/or variable life insurance contracts under state insurance laws. Incorporated herein by reference to Exhibit 3(e) to Post-Effective Amendment No. 1 to the
                               Registration Statement of Penn Mutual Variable Annuity Account III (File No. 333-62825), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000834) on April
                               27, 1999.

                      (f)      Form of Addendum (Form 98-1) to Broker-Dealer Selling Agreement. Incorporated herein by reference to Exhibit 3(f) to the Registration Statement of Penn Mutual Variable Annuity Account III (File No.
                               333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No.
                               0001036050-98-001504) on September 3, 1998.

                  4.  (a)      Individual Variable and Fixed Annuity Contract (Form BVA-00). Incorporated herein by reference to the Exhibit 4(a) to the Registrant's Registration Statement on Form N-4 (File No. 333-39804), as
                               filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-00-001502) on
                               June 21, 2000.

                      (b)      Rider--Guaranteed Minimum Death Benefit--Step Up (GDBSU-98). Incorporated herein by reference to the Exhibit 4(a) to the Registrant's Registration Statement on Form N-4 (File No. 333-39804), as
                               filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-00-001502) on
                               June 21, 2000.



                      (c)      Endorsement-Charitable Remainder Trust (1718-01). Incorporated herein by reference to the Exhibit
                               4(c) to the Registrant's Registration Statement on Form N-4 (File No. 333-39804), as filed with the
                               Securities and Exchange Commission via EDGAR (Accession No. 0000950116-000684) on April 19, 2001.


                      (d)      Rider--Estate Enhancement Death Benefit (EEDB-01). Incorporated herein by reference to Exhibit 4(k)
                               to the Registrant's Registration Statement on Form N-4 (File No. 333-62811), as filed with the
                               Securities and Exchange Commission via EDGAR (Accession No. 0000950116-01-000692) on April 20,
                               2001.

                      (e)      Form of active allocation annuity contract. Incorporated herein by reference to Exhibit 4(e) to the
                               Registrant's Registration Statement on Form N-4 (File No. 333-39804), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-02-000397) on March 21, 2002.


                  5.           Application (Form PM0487) for Individual Variable Annuity Contract. Incorporated herein by reference to Exhibit 5 to Pre-Effective Amendment No. 1 to Registrant's Registration Statement as
                               filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-00-002423) on
                               September 20, 2000.


                      (b)      Form of application for active allocation annuity contract. Incorporated herein by reference to
                               Exhibit 5(b) to the Registrant's Registration Statement on Form N-4 (File No. 333-39804), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-02-000397) on March
                               21, 2002.


                  6.  (a)      Charter of The Penn Mutual Life Insurance Company (May 1983). Incorporated herein by reference to Exhibit 6(a) to the Registration Statement of Penn Mutual Variable Annuity Account III (File No.
                               333-62811), as filed with the Securities and Exchange Commision via EDGAR (Accession No.
                               0001036050-98-001504) on September 3, 1998.


                      (b)      By-laws of The Penn Mutual Life Insurance Company. Incorporated herein by reference to Exhibit 6(b)
                               to the Registration Statement of Penn Mutual Variable Annuity Account III (File No. 333-69386), as
                               filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-01-501231) on
                               December 6, 2001.


                  7.           None

                  8.  (a)(1)   Form of Sales Agreement between The Penn Mutual Life Insurance Company and Neuberger &
                               Berman Advisers Management Trust. Incorporated herein by reference to Exhibit 8(b)(1) to the
                               Registration Statement of Penn Mutual Variable Annuity Account III (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-001504) on
                               September 3, 1998.

                      (a)(2)   Form of Assignment and Modification Agreement between Neuberger & Berman Management Incorporated,
                               Neuberger & Berman Advisers Management Trust, Advisers Managers Trust and The Penn Mutual Life
                               Insurance Company. Incorporated herein by reference to Exhibit 8(b)(2) to the Registration
                               Statement of Penn Mutual Variable Annuity Account III (File No. 333-62811), as filed with the
                               Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-001504) on September 3,
                               1998.

                      (a)(3)   Amendment to Fund Participation Agreement between The Penn Mutual Life Insurance Company and
                               Neuberger & Berman Advisers Management Trust. Incorporated herein by reference to Exhibit 8(b)(3)
                               to Post-Effective Amendment No.5 to the Registration Statement of Penn Mutual Variable Life Account
                               I on Form S-6 (File No. 33-54662), as filed with the Securities and Exchange Commission via EDGAR
                               (Accession No. 0000950109-97-003328) on April 30, 1997.

                      (b)      Form of Sales Agreement between The Penn Mutual Life Insurance Company and Penn Series Funds, Inc.
                               Incorporated herein by reference to Exhibit 8(b)(2) to the Registration Statement of Penn Mutual
                               Variable Annuity Account III (Penn Freedom) on Form N-4 (File No. 333-69386), as filed with the
                               Securities and Exchange Commission via EDGAR (Accession No. 0000950116-02-000811) on April 23, 2002.

                      (c)      Form of Participation Agreement between The Penn Mutual Life Insurance Company, Variable Insurance
                               Products Fund and Fidelity Distributors Corporation. Incorporated herein by reference to Exhibit
                               8(d) to the Registration Statement of Penn Mutual Variable Annuity Account III (File No.
                               333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No.
                               0001036050-98-001504) on September 3, 1998.

                      (d)      Form of Participation Agreement between The Penn Mutual Life Insurance Company, Variable Insurance
                               Products Fund II and Fidelity Distributors Corporation. Incorporated herein by reference to Exhibit
                               8(e) to the Registration Statement of Penn Mutual Variable Annuity Account III (File No.
                               333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No.
                               0001036050-98-001504) on September 3, 1998.

                      (e)      Participation Agreement between The Penn Mutual Life Insurance Company, Morgan Stanley Universal
                               Funds, Inc., Morgan Stanley Asset Management Inc. and Miller Andersen & Sherrerd LLP. Incorporated
                               herein by reference to Exhibit 8(f) to Post-Effective Amendment No. 2 to the Registration Statement
                               of PIA Variable Annuity Account I on Form N-4 (File No. 33-83120), as filed with the Securities and
                               Exchange Commission via EDGAR (Accession No. 0000950109-97-003327) on April 30 1998.


                  9.           Opinion and Consent of Franklin L. Best, Jr., Esq., Managing Corporate Counsel of The Penn Mutual
                               Life Insurance Company, as to the legality of the variable annuity contracts being registered.
                               Incorporated herein by reference to the Exhibit 9 to the Registrant's Registration Statement on
                               Form N-4 (File No. 333-39804), as filed with the Securities and Exchange Commission via EDGAR
                               (Accession No. 0000950116-000684) on April 19, 2001.


                  10.          Consent of Ernst & Young LLP. Filed herewith.

                  11.          Not applicable.

                  12.          Not applicable.

                  13.          Schedule of Computation of Performance Quotations. Filed herewith.


                  14.          Powers of Attorney of Trustees. Incorporated herein by reference to Exhibit 14 to the Registrant's
                               Registration Statement on Form N-4 (File No. 333-69386), as filed with the Securities and Exchange
                               Commission via EDGAR (Accession No. 0000950116-01-500817) on September 14, 2001.


                                                               C-4

Item 25. Directors and Officers of the Depositor

         The following table sets forth the names of the officers and trustees of the Depositor who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Depositor.


     ---------------------------------- --------------------------------------------------------------------------------
     NAME                               POSITION AND OFFICES WITH DEPOSITOR
     ---------------------------------- --------------------------------------------------------------------------------
     Robert E. Chappell                 Chairman of the Board and Chief Executive Officer and Member of the Board of
                                        Trustees
     ---------------------------------- --------------------------------------------------------------------------------
     Daniel J. Toran                    President and Chief Operating Officer and Member of the Board of Trustees
     ---------------------------------- --------------------------------------------------------------------------------
     Nancy S. Brodie                    Executive Vice President and Chief Financial Officer
     ---------------------------------- --------------------------------------------------------------------------------
     John M. Albanese                   Executive Vice President, Systems and Service
     ---------------------------------- --------------------------------------------------------------------------------
     Larry L. Mast                      Executive Vice President, Sales and Marketing
     ---------------------------------- --------------------------------------------------------------------------------
     Peter M. Sherman                   Executive Vice President and Chief Investment Officer
     ---------------------------------- --------------------------------------------------------------------------------
     Bill D. Fife                       Senior Vice President, Independence Financial Network
     ---------------------------------- --------------------------------------------------------------------------------
     Ralph L. Crews                     Senior Vice President, Career Agency System
     ---------------------------------- --------------------------------------------------------------------------------
     Ann M. Strootman                   Vice President and Controller
     ---------------------------------- --------------------------------------------------------------------------------
     Frederick M. Rackovan              Vice President, New Business
     ---------------------------------- --------------------------------------------------------------------------------
     Laura Ritzko                       Secretary
     ---------------------------------- --------------------------------------------------------------------------------
     Richard F. Plush                   Vice President and Actuary
     ---------------------------------- --------------------------------------------------------------------------------
     Frank J. Howell                    Vice President, Broker Dealer Network
     ---------------------------------- --------------------------------------------------------------------------------
     Steven M. Herzberg                 Assistant Vice President and Treasurer
     ---------------------------------- --------------------------------------------------------------------------------

         The business address of each of the Trustees and officers is The Penn Mutual Life Insurance Company, Philadelphia, PA 19172.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant

                                     PENN MUTUAL WHOLLY-OWNED SUBSIDIARIES
                                     -------------------------------------
CORPORATION                                      PRINCIPAL BUSINESS                 STATE OF INCORPORATION
-----------                                      ------------------                 ----------------------
The Penn Insurance and Annuity Company           Life Insurance and Annuities       Delaware

Independence Capital Management, Inc.            Investment Adviser                 Pennsylvania

Penn Janney Fund, Inc.

INDEPENDENCE SQUARE PROPERTIES, INC.             Investments Holding Company        Pennsylvania

The Pennsylvania Trust Company                   Trust Company                      Pennsylvania

                                     INDEPENDENCE SQUARE PROPERTIES, INC.
                                           WHOLLY-OWNED SUBSIDIARIES
                                     ------------------------------------

CORPORATION                                     PRINCIPAL BUSINESS                  STATE OF INCORPORATION
-----------                                     ------------------                  ----------------------
INDEPRO CORPORATION                             Real Estate Investment              Delaware

WPI Investment Company                          Real Estate Investment              Delaware

Hornor, Townsend & Kent, Inc.                   Registered Broker-Dealer and        Pennsylvania
                                                Investment Adviser
JANNEY MONTGOMERY SCOTT LLC.                    Registered Broker-Dealer and        Delaware
                                                Investment Adviser


                                              INDEPRO CORPORATION
                                           WHOLLY-OWNED SUBSIDIARIES
                                           -------------------------

CORPORATION                                     PRINCIPAL BUSINESS                 STATE OF INCORPORATION
-----------                                     ------------------                 ----------------------
Indepro Property Fund I Corporation             Real Estate Investment             Delaware

Indepro Property Fund II Corporation            Real Estate Investment             Delaware

Commons One Corporation                         Real Estate Investment             Delaware

West Hazleton, Inc.                             Real Estate Investment             Delaware



                                          JANNEY MONTGOMERY SCOTT LLC
                                           WHOLLY-OWNED SUBSIDIARIES
                                          ---------------------------

CORPORATION                                      PRINCIPAL BUSINESS                STATE OF INCORPORATION
-----------                                      ------------------                ----------------------
JMS Resources, Inc.                              Oil and Gas Development           Pennsylvania

JMS Investor Services, Inc.                      Insurance Sales                   Delaware



Item 27. Number of Contract Owners

         As of March 31, 2002, there were:


         356 - Owners of qualified individual variable annuity contracts 316 - Owners of nonqualified individual variable annuity contracts

Item 28. Indemnification

         Section 6.2 of the By-laws of The Penn Mutual Life Insurance Company provides that, in accordance with the provisions of the Section, the Company shall indemnify trustees and officers against expenses (including attorneys' fees), judgments, fines, excise taxes and amounts paid in settlement actually and reasonably incurred in connection with actions, suits and proceedings, to the extent such indemnification is not prohibited by law, and may provide other indemnification to the extent not prohibited by law. The By-laws are filed as Exhibit 6(b) to Pre-Effective Amendment No. 1 to the Penn Mutual Variable Annuity Account III Registration Statement on Form N-4 (File No. 333-69386) and are incorporated herein by reference.

         Pennsylvania law (15 Pa. C.S.A.ss.ss.1741-1750) authorizes Pennsylvania corporations to provide indemnification to directors, officers and other persons.

         Penn Mutual owns a directors and officers liability insurance policy covering liabilities directors and officers of Penn Mutual and its subsidiaries may incur in acting as directors and officers.

         Selling Agreements entered into by The Penn Mutual Life Insurance Company ("Penn Mutual") and its subsidiary, Hornor, Townsend & Kent, Inc. ("HTK") with securities brokers and insurance agents generally provide for indemnification of Penn Mutual and HTK and their directors and officers in the event of liability resulting from unauthorized acts of the brokers and insurance agents.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

         Horner, Townsend & Kent, Inc. principal underwriter for the Registrant, also serves as principal underwriter for Penn Mutual Variable Life Account I, a separate account of Penn Mutual, and for PIA Variable Annuity Account I, a separate account of Penn Mutual's wholly-owned subsidiary, The Penn Insurance and Annuity Company.

         HORNOR, TOWNSEND & Kent, Inc. - Directors and Officers
         ------------------------------------------------------

            Daniel J. Toran, Chairman of the Board
            Steven O. Miller, Director, President and Chief Executive Officer John J. Gray, Director
            Larry L. Mast, Director
            Nina M. Mulrooney, Director and Assistant Vice President, Compliance Henry R. Buck, Assistant Vice President and Treasurer
            Patricia L. Carbee, Assistant Vice President, Sales and Marketing Joseph R. Englert, Vice President, Trading and Operations
            Elizabeth A. Knoll, Assistant Treasurer
            Franklin L. Best, Jr., Counsel
            Laura M. Ritzko, Secretary
            Eileen M. Tkacik, Auditor

            The principal business address of Mr. Gray is Janney, Montgomery, Scott LLC, 1801 Market Street, Philadelphia, Pennsylvania.
            The principal business address of Mss. Carbee, Mulrooney, Ritzko and Tkacik and Messrs. Mast, Toran and Best is The Penn Mutual Life Insurance Company, Philadelphia, Pennsylvania, 19172. The principal business address of the other directors and officers is Hornor, Townsend & Kent, Inc., 600 Dresher Road, Horsham, Pennsylvania, 19172. The principal business address of the other directors and officers is Hornor, Townsend & Kent, Inc., 600 Dresher Road, Horsham, Pennsylvania.


                                        NET UNDERWRITING
                                         DISCOUNTS AND         COMPENSATION ON       BROKERAGE            OTHER
  NAME OF PRINICIPAL UNDERWRITER          COMMISSIONS            REDEMPTION         COMMISSIONS       COMPENSATION
------------------------------------ ----------------------- -------------------- ----------------- ------------------
Hornor, Townsend & Kent, Inc.               $106,813                 $0                  $0                $0



Item 30.          Location of Accounts and Records

                  The name and address of the person who maintains physical possession of each account, book or other documents required by Section 31(a) of the Investment Company Act of 1940 is as follows:

                  The Penn Mutual Life Insurance Company
                  600 Dresher Road
                  Horsham, Pennsylvania  19044

Item 31.          Management Services

                  See "Administrative and Recordkeeping Services" in Part B of this Registration Statement.

Item 32.          Undertakings

                  The Penn Mutual Life Insurance Company hereby undertakes:

         (a) to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

         (b) to include either (1) as part of any application to purchase a contract or account offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information;

         (c) to deliver any statement of additional information and any financial statements required to be made available under Form N-4 promptly upon written or oral request. Restrictions on withdrawals under Section 403(b) Contracts are imposed in reliance upon, and in compliance with, a no-action letter issued by the Chief of the Office of Insurance Products and Legal Compliance of the Securities and Exchange Commission to the American Council of Life Insurance on November 28, 1988.

                  The Penn Mutual Life Insurance Company represents that the fees and charges deducted under the Individual Variable and Fixed Annuity Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Registrant.

                                   SIGNATURES



         As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 3 to this Registration Statement and has caused this Post-Effective Amendment to be signed on its behalf, by the undersigned, thereunto duly authorized in the Township of Horsham and Commonwealth of Pennsylvania on this 24th day of April, 2002.


                                    PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
                                              (Registrant)

                                    By:  THE PENN MUTUAL LIFE INSURANCE COMPANY
                                             (Depositor)

                                    BY:      /S/ ROBERT E. CHAPPELL
                                             ----------------------
                                             Robert E. Chappell
                                             Chairman of the Board of Trustees
                                             and Chief Executive Officer


         As required by the Securities Act of 1933, this Post-Effective Amendment No. 3 to the Registration Statement has been signed by the following persons, in the capacities indicated, on the 24th day of April, 2002.



SIGNATURE                                    TITLE
---------                                    -----
/S/ ROBERT E. CHAPPELL                       Chairman of the Board of Trustees
----------------------                       and Chief Executive Officer
Robert E. Chappell

/S/ NANCY S. BRODIE                          Executive Vice President and
----------------------                       Chief Financial Officer
Nancy S. Brodie

*JULIA CHANG BLOCH                           Trustee


*EDWARD G. BOEHNE                            Trustee


*JOAN P. CARTER                              Trustee

*PHILLIP E. LIPPINCOTT                       Trustee

*JOHN F. MCCAUGHAN                           Trustee

*ALAN B. MILLER                              Trustee

*EDMOND F. NOTEBAERT                         Trustee

*ROBERT H. ROCK                              Trustee

*DANIEL J. TORAN                             Trustee

*WESLEY S. WILLIAMS, JR.                     Trustee



/S/ ROBERT E. CHAPPELL
----------------------
*By:  Robert E. Chappell, attorney-in-fact

                                  EXHIBIT INDEX
                                  -------------


EX.99 B10         Consent of Ernst & Young LLP.

EX.99 B13         Schedule of Computation of Performance Quotations.